UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02699
AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Active Allocation Fund
Class A: OAAAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class A)	$48	0.46%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.77%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class A) —including sales charge	3.75%	4.12%	5.32%
Invesco Active Allocation Fund (Class A) —excluding sales charge	9.77%	5.30%	5.91%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Active Allocation Fund
Class C: OAACX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class C)	$127	1.22%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 9.00%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class C) —including sales charge	8.00%	4.51%	5.27%
Invesco Active Allocation Fund (Class C) —excluding sales charge	9.00%	4.51%	5.27%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Active Allocation Fund
Class R: OAANX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R)	$75	0.72%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 9.48%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R)	9.48%	5.03%	5.64%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Active Allocation Fund
Class Y: OAAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class Y)	$23	0.22%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 10.00%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class Y)	10.00%	5.55%	6.17%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Active Allocation Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Active Allocation Fund
Class R5: PAAJX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R5)	$18	0.17%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 10.05%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R5)	10.05%	5.58%	6.07%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Active Allocation Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Active Allocation Fund
Class R6: PAAQX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active Allocation Fund (Class R6)	$16	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income assets was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 10.08%. For the same time period, the Custom Invesco Active Allocation Index returned 14.63%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active Allocation Fund (Class R6)	10.08%	5.59%	6.08%
Custom Invesco Active Allocation Index	14.63%	8.34%	7.94%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Active Allocation Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Active Allocation Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,899,296,008
Total number of portfolio holdings	27
Total advisory fees paid	$1,648,323
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Convertible Securities Fund
Class A: CNSAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class A)	$101	0.96%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.74%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class A) —including sales charge	3.69%	7.34%	6.77%
Invesco Convertible Securities Fund (Class A) —excluding sales charge	9.74%	8.55%	7.38%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Convertible Securities Fund
Class C: CNSCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class C)	$178	1.70%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 8.86%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class C) —including sales charge	7.86%	7.75%	6.76%
Invesco Convertible Securities Fund (Class C) —excluding sales charge	8.86%	7.75%	6.76%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Convertible Securities Fund
Class Y: CNSDX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class Y)	$75	0.71%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 9.95%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class Y)	9.95%	8.82%	7.64%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Convertible Securities Fund
Class R5: CNSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class R5)	$70	0.67%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 10.01%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class R5)	10.01%	8.84%	7.67%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Convertible Securities Fund
Class R6: CNSFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Convertible Securities Fund (Class R6)	$63	0.60%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, the Fund performed favorably. Stronger than anticipated economic growth alongside a continuing, albeit bumpy, disinflation trend created a favorable backdrop for equity and credit markets. Convertibles fared well in this environment, supported by strong equity performance.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 10.08%. For the same time period, the ICE BofA US Convertible Index returned 11.14%.
What contributed to performance?
BrightSpring Health Services, Inc. | BrightSpring Health Services offers a home and community-based health care services platform. The company posted strong revenue growth alongside improving sentiment for the sector.
Insmed, Inc. | Insmed is a biopharmaceutical company. The company benefited from positive clinical results in May, bolstering equity performance.
What detracted from performance?
Rocket Lab USA, Inc. | An underweight position to Rocket Lab hurt the Fund after the spacecraft and satellite company posted stronger than expected earnings in the third quarter. We sold the holding during the fiscal year.
Uber Technologies, Inc. | An overweight position to Uber detracted from relative performance as the ride hailing service saw mixed performance over the year. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Convertible Securities Fund (Class R6)	10.08%	8.93%	7.76%
ICE BofA US Convertible Index	11.14%	9.66%	9.07%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Convertible Index to the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index to reflect that the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$739,282,669
Total number of portfolio holdings	173
Total advisory fees paid	$3,991,359
Portfolio turnover rate	87%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	2.97%
Bank of America Corp., Series L, Conv. Pfd., 7.25%,	2.94%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	2.39%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	2.25%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.57%
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	1.53%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	1.48%
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	1.38%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	1.38%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	1.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage International Fund
Class A: GTNDX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class A)	$129	1.25%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 6.80%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class A) —including sales charge	0.94%	1.76%	2.47%
Invesco Income Advantage International Fund (Class A) —excluding sales charge	6.80%	2.93%	3.06%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage International Fund
Class C: GNDCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class C)	$206	2.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 6.00%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class C) —including sales charge	5.01%	2.18%	2.44%
Invesco Income Advantage International Fund (Class C) —excluding sales charge	6.00%	2.18%	2.44%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage International Fund
Class R: GTNRX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class R)	$155	1.50%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 6.54%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class R)	6.54%	2.67%	2.80%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage International Fund
Class Y: GTNYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class Y)	$104	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 7.08%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class Y)	7.08%	3.19%	3.32%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage International Fund
Class R5: GNDIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class R5)	$104	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 7.09%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class R5)	7.09%	3.24%	3.41%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Advantage International Fund
Class R6: GNDSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Advantage International Fund (Class R6)	$104	1.00%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, international equities experienced a mixed but generally positive performance that contained periods of volatility. This included a sharp sell-off in early August and another large drawdown in October, in response to a strengthening US dollar. The fiscal year ended with another drawdown in December due to geopolitical tensions and wavering global central bank policy.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 7.00%. For the same time period, the MSCI ACWI ex-USA® Index (Net) returned 5.53%.
What contributed to performance?
Options-Based Income Exposure | The defensive and income-producing options and cash/cash equivalent components of the Fund's investments in equity-linked notes helped mitigate heightened market volatility and drawdowns relative to the MSCI ACWI ex-USA® Index (Net). Equity-linked notes are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents.
Passive Index Security Exposure | The Fund’s low tracking error to the MSCI ACWI ex-USA Index® contributed to the Fund's performance during the period.
What detracted from performance?
Detractors | There were no detractors during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Advantage International Fund (Class R6)	7.00%	3.21%	3.31%
MSCI ACWI ex-USA® Index (Net)	5.53%	4.10%	4.80%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$55,651,265
Total number of portfolio holdings	1,271
Total advisory fees paid	$168,609
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025	1.21%
Novartis AG	1.17%
Deutsche Telekom AG	1.04%
Novo Nordisk A/S, Class B	1.03%
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025	1.03%
Roche Holding AG	0.96%
J.P. Morgan Structured Products B.V. (MSCI EAFE Index) , 01/03/2025	0.93%
Tencent Holdings Ltd.	0.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Allocation Fund
Class A: ALAAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class A)	$48	0.47%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 5.84%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class A) —including sales charge	0.06%	0.79%	2.93%
Invesco Income Allocation Fund (Class A) —excluding sales charge	5.84%	1.94%	3.51%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Allocation Fund
Class C: CLIAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class C)	$125	1.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 5.04%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class C) —including sales charge	4.04%	1.20%	2.89%
Invesco Income Allocation Fund (Class C) —excluding sales charge	5.04%	1.20%	2.89%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Allocation Fund
Class R: RLIAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R)	$74	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 5.57%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R)	5.57%	1.69%	3.25%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Allocation Fund
Class Y: ALAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class Y)	$23	0.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 6.11%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class Y)	6.11%	2.20%	3.77%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Allocation Fund
Class R5: ILAAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R5)	$19	0.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 6.14%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R5)	6.14%	2.22%	3.78%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Income Allocation Fund
Class R6: IIASX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Income Allocation Fund (Class R6)	$9	0.09%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were certain factor tilts within equities, as well as allocations within fixed income to core and core-plus bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 6.14%. For the same time period, the Custom Invesco Income Allocation Index returned 7.46%.
What contributed to performance?
Exposure to growth equities and the quality factor | The Fund's exposure to high quality securities (commonly referred to as 'growth' stocks) was rewarded with exposures within both the US large- and mid-cap space, as well as exposure internationally.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and core-plus bonds | The Fund's exposure to core and core-plus bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Income Allocation Fund (Class R6)	6.14%	2.24%	3.72%
Custom Invesco Income Allocation Index	7.46%	4.29%	5.13%
S&P 500® Index	25.02%	14.53%	13.10%
The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index (Net), FTSE NAREIT Equity REITs Index and Bloomberg U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$333,014,762
Total number of portfolio holdings	19
Total advisory fees paid	$0
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Diversified Fund
Class A: OIDAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class A)	$44	0.45%
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned (2.53)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class A) —including sales charge	(7.90)%	(0.11)%	3.56%
Invesco International Diversified Fund (Class A) —excluding sales charge	(2.53)%	1.02%	4.15%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer International Diversified Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Diversified Fund
Class C: OIDCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class C)	$118	1.20%
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned (3.27)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class C) —including sales charge	(4.20)%	0.26%	3.52%
Invesco International Diversified Fund (Class C) —excluding sales charge	(3.27)%	0.26%	3.52%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer International Diversified Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Diversified Fund
Class R: OIDNX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R)	$69	0.70%
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned (2.83)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R)	(2.83)%	0.75%	3.88%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer International Diversified Fund (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Diversified Fund
Class Y: OIDYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class Y)	$20	0.20%
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned (2.35)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class Y)	(2.35)%	1.26%	4.41%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer International Diversified Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Diversified Fund
Class R5: INDFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R5)	$13	0.13%
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned (2.31)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R5)	(2.31)%	1.36%	4.35%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer International Diversified Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco International Diversified Fund
Class R6: OIDIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Diversified Fund (Class R6)	$6	0.06%
How Did The Fund Perform During The Period?
• Broad-based equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around artificial intelligence led to market concentration in megacap technology and to outperformance relative to non-US equities. The turn in the interest rate cycle also caused high quality segments to underperform the wider market. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. In this environment, our portfolio, with its high-quality bias, underperformed its broad-based market index.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned (2.21)%. For the same time period, the MSCI ACWI ex USA® Index (Net) returned 5.53%.
What contributed to performance?
Sectors | Fund's stock selection and underweight allocation to the materials sector contributed positively to relative performance. Stock selection and an overweight allocation to consumer discretionary sector also contributed positively.
Underlying Funds | As of the fiscal year end, the Fund’s portfolio consisted of four underlying mutual funds, one of which contributed to the Fund's absolute returns. Invesco EQV International Equity Fund returned 0.70%, contributing 0.18% to the Fund's absolute return during the period.
What detracted from performance?
Sectors | The Fund's underperformance compared to the MSCI ACWI ex USA® Index (Net) was driven by stock selection in financials and industrials sectors. The Fund's underweight allocation to financials sector also detracted from relative results.
Underlying Funds | Three of the four underlying mutual funds held in the portfolio detracted from the Fund's absolute returns during the fiscal period. Invesco International Small-Mid Company Fund returned (6.08)% and detracted 1.83% from absolute return, Invesco Oppenheimer International Growth Fund returned (1.40)% and detracted 0.28% from absolute return and Invesco Developing Markets Fund returned (0.97)% and detracted 0.22% from absolute return.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Diversified Fund (Class R6)	(2.21)%	1.40%	4.57%
MSCI ACWI ex USA® Index (Net)	5.53%	4.10%	4.80%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer International Diversified Fund (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,566,249,789
Total number of portfolio holdings	4
Total advisory fees paid	$0
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Portfolio composition
(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.10%
Invesco EQV International Equity Fund, Class R6	25.06
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.96
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Mid Cap Fund®
Class A: OPMSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class A)	$114	1.05%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 17.07%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class A) —including sales charge	10.61%	7.81%	7.38%
Invesco Main Street Mid Cap Fund® (Class A) —excluding sales charge	17.07%	9.04%	7.99%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street Mid Cap Fund® (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Mid Cap Fund®
Class C: OPMCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class C)	$196	1.81%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 16.21%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class C) —including sales charge	15.21%	8.22%	7.34%
Invesco Main Street Mid Cap Fund® (Class C) —excluding sales charge	16.21%	8.22%	7.34%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street Mid Cap Fund® (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Mid Cap Fund®
Class R: OPMNX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class R)	$142	1.31%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 16.74%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class R)	16.74%	8.76%	7.72%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street Mid Cap Fund® (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Mid Cap Fund®
Class Y: OPMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class Y)	$88	0.81%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 17.32%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class Y)	17.32%	9.31%	8.26%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street Mid Cap Fund® (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Mid Cap Fund®
Class R5: MSMJX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class R5)	$83	0.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 17.37%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class R5)	17.37%	9.40%	8.19%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Main Street Mid Cap Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Mid Cap Fund®
Class R6: OPMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Mid Cap Fund® (Class R6)	$75	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care and materials sectors. Weaker stock selection in the financials, energy and utilities sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 17.48%. For the same time period, the Russell Midcap® Index returned 15.34%.
What contributed to performance?
Howmet Aerospace, Inc. | Howmet Aerospace outperformed as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. | Astera Labs makes connectivity chips for cloud and artificial intelligence data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc. | MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Mid Cap Fund® (Class R6)	17.48%	9.46%	8.43%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Main Street Mid Cap Fund® (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,534,755,572
Total number of portfolio holdings	97
Total advisory fees paid	$15,464,860
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Trade Desk, Inc. (The), Class A	1.88%
Royal Caribbean Cruises Ltd.	1.87%
Raymond James Financial, Inc.	1.74%
Wyndham Hotels & Resorts, Inc.	1.66%
M&T Bank Corp.	1.65%
Cheniere Energy, Inc.	1.61%
Howmet Aerospace, Inc.	1.49%
Expand Energy Corp.	1.44%
CMS Energy Corp.	1.40%
American International Group, Inc.	1.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Small Cap Fund®
Class A: OSCAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class A)	$116	1.09%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 12.43%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class A) —including sales charge	6.25%	8.86%	7.97%
Invesco Main Street Small Cap Fund® (Class A) —excluding sales charge	12.43%	10.09%	8.57%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Main Street Small Cap Fund® (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Small Cap Fund®
Class C: OSCCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class C)	$195	1.84%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 11.61%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class C) —including sales charge	10.61%	9.27%	7.92%
Invesco Main Street Small Cap Fund® (Class C) —excluding sales charge	11.61%	9.27%	7.92%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Main Street Small Cap Fund® (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Small Cap Fund®
Class R: OSCNX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class R)	$142	1.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 12.18%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class R)	12.18%	9.80%	8.29%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Main Street Small Cap Fund® (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Small Cap Fund®
Class Y: OSCYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class Y)	$89	0.84%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 12.75%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class Y)	12.75%	10.38%	8.88%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Main Street Small Cap Fund® (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Small Cap Fund®
Class R5: MNSQX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class R5)	$82	0.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 12.77%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class R5)	12.77%	10.48%	8.78%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Main Street Small Cap Fund®'s (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Main Street Small Cap Fund®
Class R6: OSSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Small Cap Fund® (Class R6)	$75	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 12.88%. For the same time period, the Russell 2000® Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. | ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation | Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ASCs, which have higher profit margins, as more procedures move from acute care hospitals into ASCs. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc. | Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adverseley affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. | Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Small Cap Fund® (Class R6)	12.88%	10.53%	9.03%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Main Street Small Cap Fund® (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$2,026,502,716
Total number of portfolio holdings	103
Total advisory fees paid	$12,105,559
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.82%
Summit Materials, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.77%
AutoNation, Inc.	1.76%
ESAB Corp.	1.65%
ADMA Biologics, Inc.	1.63%
MACOM Technology Solutions Holdings, Inc.	1.59%
PennyMac Financial Services, Inc.	1.59%
Itron, Inc.	1.58%
Allison Transmission Holdings, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Quality Income Fund
Class A: VKMGX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class A)	$90	0.90%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 0.98%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class A) —including sales charge	(3.36)%	(1.59)%	0.35%
Invesco Quality Income Fund (Class A) —excluding sales charge	0.98%	(0.73)%	0.78%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Quality Income Fund
Class C: VUSCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class C)	$166	1.66%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 0.20%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class C) —including sales charge	(0.77)%	(1.47)%	0.18%
Invesco Quality Income Fund (Class C) —excluding sales charge	0.20%	(1.47)%	0.18%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Quality Income Fund
Class R: VUSRX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R)	$116	1.16%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 0.72%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R)	0.72%	(1.02)%	0.51%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Class R shares incepted on May 15, 2020. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Quality Income Fund
Class Y: VUSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class Y)	$66	0.66%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 1.23%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class Y)	1.23%	(0.51)%	1.03%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Quality Income Fund
Class R5: VUSJX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R5)	$61	0.61%
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 1.38%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R5)	1.38%	(0.47)%	1.10%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Quality Income Fund
Class R6: VUSSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Quality Income Fund (Class R6)	$54	0.54%
How Did The Fund Perform During The Period?
• The Fund generated a positive return in 2024, despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. This shows the advantage of a bond market where yields were materially higher than they had been in many years, providing cushion against rising interest rates. Non-Treasury sectors of the bond market performed well this year as economic growth and employment performed better than many forecasted at the start of the year.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 1.35%. For the same time period, the Bloomberg US Mortgage Backed Securities Index returned 1.20%.
What contributed to performance?
Agency mortgage-backed securities (MBS) | During 2024, the agency mortgage market, in which the Fund invested the majority of its assets, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency MBS versus Treasuries. The Fund's positioning in higher coupon agency MBS was a positive contributor.
Non-agency MBS, asset-backed securities (ABS) | Non-agency MBS and ABS performed well this year due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Commercial mortgage-backed securities (CMBS) | CMBS yield spreads increased relative to Treasuries during the year, due to continued challenges in the commercial property market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Quality Income Fund (Class R6)	1.35%	(0.41)%	1.07%
Bloomberg US Mortgage Backed Securities Index	1.20%	(0.74)%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Mortgage Backed Securities Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$530,702,034
Total number of portfolio holdings	686
Total advisory fees paid	$2,415,423
Portfolio turnover rate	331%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.24%
Government National Mortgage Association, TBA, 2.50%, 01/01/2055	4.01%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	3.23%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2055	3.18%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.72%
Government National Mortgage Association, TBA, 3.00%, 01/01/2055	2.69%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	2.16%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.10%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.03%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class A: OACIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class A)	$43	0.42%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 4.41%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class A) —including sales charge	(1.29)%	0.05%	2.03%
Invesco Select Risk: Conservative Investor Fund (Class A) —excluding sales charge	4.41%	1.19%	2.61%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class C: OCCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class C)	$120	1.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 3.57%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class C) —including sales charge	2.57%	0.44%	1.99%
Invesco Select Risk: Conservative Investor Fund (Class C) —excluding sales charge	3.57%	0.44%	1.99%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class R: ONCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R)	$69	0.68%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 4.00%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R)	4.00%	0.92%	2.35%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class Y: OYCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class Y)	$18	0.18%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 4.64%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class Y)	4.64%	1.45%	2.86%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Conservative Investor Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class R5: PXCIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R5)	$10	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 4.62%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R5)	4.62%	1.50%	2.79%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Conservative Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Conservative Investor Fund
Class R6: PXCCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Conservative Investor Fund (Class R6)	$7	0.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 4.65%. For the same time period, the Custom Invesco Select Risk: Conservative Investor Index returned 6.17%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Conservative Investor Fund (Class R6)	4.65%	1.50%	2.79%
Custom Invesco Select Risk: Conservative Investor Index	6.17%	2.57%	3.60%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI ACWI (Net) and 80% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Conservative Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$362,862,940
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class A: AADAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class A)	$47	0.45%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 9.63%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class A) —including sales charge	3.57%	3.92%	4.90%
Invesco Select Risk: Growth Investor Fund (Class A) —excluding sales charge	9.63%	5.10%	5.50%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class C: AADCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class C)	$125	1.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 8.81%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class C) —including sales charge	7.81%	4.32%	4.86%
Invesco Select Risk: Growth Investor Fund (Class C) —excluding sales charge	8.81%	4.32%	4.86%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class R: AADRX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R)	$73	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 9.32%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R)	9.32%	4.84%	5.23%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class S: AADSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class S)	$37	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class S shares of the Fund returned 9.78%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class S)	9.78%	5.21%	5.61%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class Y: AADYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class Y)	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 9.81%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class Y)	9.81%	5.36%	5.76%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class R5: AADIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R5)	$17	0.16%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 9.87%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R5)	9.87%	5.41%	5.84%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Growth Investor Fund
Class R6: AAESX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Growth Investor Fund (Class R6)	$9	0.09%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweight to fixed income were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 10.02%. For the same time period, the Custom Invesco Select Risk: Growth Investor Index returned 14.58%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Growth Investor Fund (Class R6)	10.02%	5.47%	5.78%
Custom Invesco Select Risk: Growth Investor Index	14.58%	8.27%	7.91%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI ACWI (Net) and 20% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$970,810,752
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class A: OAAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class A)	$40	0.38%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 10.68%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class A) —including sales charge	4.59%	4.72%	5.99%
Invesco Select Risk: High Growth Investor Fund (Class A) —excluding sales charge	10.68%	5.91%	6.59%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class C: OCAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class C)	$120	1.14%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 9.85%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class C) —including sales charge	8.85%	5.10%	5.94%
Invesco Select Risk: High Growth Investor Fund (Class C) —excluding sales charge	9.85%	5.10%	5.94%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class R: ONAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R)	$67	0.64%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 10.34%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R)	10.34%	5.62%	6.31%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class Y: OYAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class Y)	$15	0.14%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 10.92%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class Y)	10.92%	6.17%	6.85%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Growth Investor Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class R5: PXQIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R5)	$7	0.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 11.03%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R5)	11.03%	6.25%	6.78%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Growth Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: High Growth Investor Fund
Class R6: PXGGX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: High Growth Investor Fund (Class R6)	$6	0.06%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities and overweights to fixed income and alternatives were headwinds to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 11.05%. For the same time period, the Custom Invesco Select Risk: High Growth Investor Index returned 16.03%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Underweight equities, overweight alternatives and fixed income | The Fund's underweight to equity risk in favor of exposure to alternatives and fixed income was a headwind as equities outperformed. Exposures to alternative asset classes including Invesco Global Real Estate Income Fund and Invesco Macro Allocation Strategy Fund were the most significant detractors.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: High Growth Investor Fund (Class R6)	11.05%	6.25%	6.79%
Custom Invesco Select Risk: High Growth Investor Index	16.03%	9.18%	8.58%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI ACWI (Net) and 10% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Growth Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$820,347,041
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class A: OAMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class A)	$37	0.36%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 8.21%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class A) —including sales charge	2.25%	3.03%	4.43%
Invesco Select Risk: Moderate Investor Fund (Class A) —excluding sales charge	8.21%	4.21%	5.02%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class C: OCMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class C)	$116	1.12%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 7.46%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class C) —including sales charge	6.46%	3.40%	4.39%
Invesco Select Risk: Moderate Investor Fund (Class C) —excluding sales charge	7.46%	3.40%	4.39%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class R: ONMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R)	$64	0.62%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 8.01%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R)	8.01%	3.93%	4.75%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund), were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class S: PXMSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class S)	$28	0.27%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class S shares of the Fund returned 8.41%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class S)	8.41%	4.31%	5.07%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Class S shares incepted on May 15, 2020. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Moderate Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class Y: OYMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class Y)	$13	0.12%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 8.50%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class Y)	8.50%	4.47%	5.28%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Portfolio Series: Moderate Investor Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class R5: PXMQX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R5)	$13	0.12%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 8.58%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R5)	8.58%	4.54%	5.21%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Moderate Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderate Investor Fund
Class R6: PXMMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderate Investor Fund (Class R6)	$5	0.05%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 8.66%. For the same time period, the Custom Invesco Select Risk: Moderate Investor Index returned 11.78%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderate Investor Fund (Class R6)	8.66%	4.56%	5.22%
Custom Invesco Select Risk: Moderate Investor Index	11.78%	6.51%	6.57%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI ACWI (Net) and 40% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer Portfolio Series: Moderate Investor Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,790,439,701
Total number of portfolio holdings	27
Total advisory fees paid	$0
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class A: CAAMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$48	0.47%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 6.17%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —including sales charge	0.30%	1.65%	2.83%
Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —excluding sales charge	6.17%	2.81%	3.41%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class C: CACMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$125	1.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 5.42%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —including sales charge	4.42%	2.04%	2.79%
Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —excluding sales charge	5.42%	2.04%	2.79%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class R: CMARX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$74	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 5.92%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	5.92%	2.56%	3.15%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class S: CMASX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$38	0.37%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class S shares of the Fund returned 6.27%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	6.27%	2.91%	3.51%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class Y: CAAYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$23	0.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 6.44%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	6.44%	3.07%	3.67%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class R5: CMAIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$20	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 6.35%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	6.35%	3.10%	3.70%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Select Risk: Moderately Conservative Investor Fund
Class R6: CNSSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$12	0.12%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, global risk assets outperformed defensive assets driven by a favorable macroeconomic environment, the beginning of a global monetary policy easing cycle and greater clarity with respect to fiscal policy following the conclusion of many major elections globally. These macroeconomic tailwinds supported global equity prices, particularly within the US, as well as the continuation of credit spreads tightening to cycle lows within investment grade, high yield and emerging market debt markets. Given this backdrop, an underweight to equities was a headwind to Fund performance, as were factor tilts within equities, as well as allocations within fixed income to core and US Treasury bonds.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 6.42%. For the same time period, the Custom Invesco Select Risk: Moderately Conservative Index returned 8.89%.
What contributed to performance?
Manager selection within fixed income | Manager selection within fixed income was a contributor to Fund performance, driven by the Invesco Core Bond Fund, Invesco Core Plus Bond Fund and Invesco Variable Rate Investment Grade ETF.
Exposure to high yield and floating rate credit | The Fund's exposure to high yield was beneficial as credit spreads continued to tighten, supported by resilient corporate fundamentals and strong investor demand for higher-coupon bond offerings. Floating rate exposure was rewarded as well, with the securities benefiting from an increasing interest rate environment, compared to their fixed-rate peers.
What detracted from performance?
Cyclical factor exposure within equities | Exposure to the small size and value factors was a detractor from Fund performance over the time period, as more defensive equity factors such as quality continued to be in demand led by US megacap technology stocks and strong momentum in investor demand for thematic artificial intelligence stocks.
Exposure to core and US Treasury bonds | The Fund's exposure to core and US Treasury bonds was a headwind, as long and moderate duration, as well as higher-grade fixed income, suffered compared to shorter duration, more credit sensitive counterparts. This was due to interest rates moving higher and the steepening of the yield curve that transpired significantly in the second half of the year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	6.42%	3.14%	3.65%
Custom Invesco Select Risk: Moderately Conservative Index	8.89%	4.49%	5.08%
Bloomberg Global Aggregate USD Hedged Index	3.40%	0.48%	2.01%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI ACWI (Net) and 60% Bloomberg Global Aggregate USD Hedged Index.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$270,729,040
Total number of portfolio holdings	25
Total advisory fees paid	$0
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Growth Fund
Class A: GTSAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class A)	$126	1.17%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class A shares of the Fund, excluding sales charge, returned 16.19%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class A) —including sales charge	9.80%	6.07%	7.56%
Invesco Small Cap Growth Fund (Class A) —excluding sales charge	16.19%	7.27%	8.17%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Growth Fund
Class C: GTSDX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class C)	$198	1.84%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class C shares of the Fund, excluding sales charge, returned 15.37%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class C) —including sales charge	14.37%	6.51%	7.53%
Invesco Small Cap Growth Fund (Class C) —excluding sales charge	15.37%	6.51%	7.53%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Growth Fund
Class R: GTSRX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R)	$153	1.42%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class R shares of the Fund returned 15.88%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R)	15.88%	7.00%	7.89%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Growth Fund
Class Y: GTSYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class Y)	$100	0.92%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class Y shares of the Fund returned 16.49%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class Y)	16.49%	7.54%	8.43%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Growth Fund
Investor Class: GTSIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Investor Class)	$123	1.14%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Investor Class shares of the Fund returned 16.24%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Investor Class)	16.24%	7.34%	8.21%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Growth Fund
Class R5: GTSVX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R5)	$89	0.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class R5 shares of the Fund returned 16.61%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R5)	16.61%	7.65%	8.56%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Small Cap Growth Fund
Class R6: GTSFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Growth Fund (Class R6)	$82	0.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended December 31, 2024, US small cap equities saw improved performance as the US Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000® Growth Index primarily due to strong stock selection in the health care, consumer discretionary, utilities, financials and energy sectors. An underweight exposure in the health care sector and an overweight exposure in the information technology sector was also beneficial. These results were partially offset by weaker stock selection in the information technology, consumer staples and industrials sectors.
• For the fiscal year ended December 31, 2024, Class R6 shares of the Fund returned 16.66%. For the same time period, the Russell 2000® Growth Index returned 15.15%.
What contributed to performance?
Natera, Inc. | Natera makes genetic diagnostics and monitoring tests for oncology, organ health and pre-natal testing. The company benefited from momentum in its cancer diagnostic business and effective execution in its pre-natal testing business. We sold the holding during the fiscal year.
Astera Labs, Inc. | Astera Labs provides semiconductor-based connectivity solutions. The company's performance was driven by strong demand for its connectivity solutions in the artificial intelligence and cloud sectors.
Glaukos Corp. | Glaukos makes treatments and diagnostics for glaucoma and other eye disorders. The company reported better than expected revenue and raised guidance due to momentum in its treatment for intraocular pressure.
What detracted from performance?
PACS Group, Inc. | PACS Group is a holding company focused on post-acute health care, assisted living and skilled nursing care services. Operational challenges affected the company’s recent financial results, which we believe caused the stock to sell off.
DoubleVerify Holdings, Inc. | DoubleVerify provides systems to monitor and analyze the effectiveness of digital advertising and e-commerce. The company has experienced headwinds from lower advertisement spending by several major customers. We sold the holding during the fiscal year.
iRhythm Technologies, Inc. | iRhythm Technologies, maker of cardiac rhythm monitoring devices, suffered from regulatory delays. We sold the holding during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Growth Fund (Class R6)	16.66%	7.73%	8.65%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$1,989,930,409
Total number of portfolio holdings	118
Total advisory fees paid	$14,071,713
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Astera Labs, Inc.	1.93%
Q2 Holdings, Inc.	1.49%
AAON, Inc.	1.47%
Jefferies Financial Group, Inc.	1.45%
Coherent Corp.	1.43%
TMX Group Ltd.	1.41%
Talen Energy Corp.	1.34%
Clean Harbors, Inc.	1.33%
Glaukos Corp.	1.31%
Pegasystems, Inc.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended December 31, 2024.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Anthony J. LaCava, Jr. Anthony J. LaCava, Jr. is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2023

Audit Fees	$ 391,243	$ 365,666
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 227,101	$ 252,121
All Other Fees	$ 0	$ 0
Total Fees	$ 618,344	$ 617,787
(1)

Tax Fees for the fiscal years ended 2024 and 2023 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,141,000	$ 1,094,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,141,000	$ 1,094,000

(1) Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,489,000 for the fiscal year ended December 31, 2024 and $6,510,000 for the fiscal year ended December 31, 2023. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,857,101 for the fiscal year ended December 31, 2024 and $7,856,121 for the fiscal year ended December 31, 2023.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
December 31, 2024
Invesco Active Allocation Fund
Nasdaq:
A: OAAAX ■ C: OAACX ■ R: OAANX ■ Y: OAAYX ■ R5: PAAJX ■ R6: PAAQX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Tax Information
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.61%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Alternative Funds–4.81%
Invesco Global Real Estate Income Fund, Class R6(b)	2.38%	$49,802,913	$3,415,480	$(5,254,445)	$(2,445,803)	$(342,648)	$1,921,062	5,738,755	$45,278,775
Invesco Macro Allocation Strategy Fund, Class R6	2.43%	46,197,444	4,465,769	(1,439,877)	(2,963,331)	(106,522)	3,913,951	6,593,354	46,153,483
Total Alternative Funds		96,000,357	7,881,249	(6,694,322)	(5,409,134)	(449,170)	5,835,013		91,432,258
Domestic Equity Funds–49.44%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.78%	90,600,129	22,444,342	(22,674,169)	17,271,747	6,314,074	—	3,185,676	109,714,684
Invesco Main Street Small Cap Fund, Class R6	5.84%	124,459,421	6,536,690	(27,452,756)	(3,048,912)	16,651,006	269,472	4,963,215	110,878,231
Invesco NASDAQ 100 ETF(c)	10.28%	88,170,017	125,116,900	(55,663,967)	32,645,334	5,022,581	1,080,251	927,968	195,290,865
Invesco Russell 1000® Dynamic Multifactor ETF	13.97%	230,534,676	41,526,788	(20,682,810)	13,479,285	502,195	3,347,721	4,893,235	265,360,134
Invesco S&P 500® Low Volatility ETF	—	161,131,130	—	(165,758,530)	(21,009,625)	25,637,025	644,010	—	—
Invesco S&P 500® Pure Growth ETF	—	89,936,138	—	(100,775,431)	(13,543,238)	24,382,531	—	—	—
Invesco S&P 500® Pure Value ETF	8.73%	—	174,677,956	(21,886,799)	11,292,246	1,824,334	3,846,254	1,839,128	165,907,737
Invesco Value Opportunities Fund, Class R6	4.84%	55,222,773	39,330,818	(18,119,634)	13,425,577	8,151,211	607,238	4,194,095	91,850,678
Total Domestic Equity Funds		840,054,284	409,633,494	(433,014,096)	50,512,414	88,484,957	9,794,946		939,002,329
Fixed Income Funds–23.28%
Invesco Core Bond Fund, Class R6	10.36%	—	213,129,029	(16,232,807)	(512,415)	330,110	7,279,922	35,190,325	196,713,917
Invesco Core Plus Bond Fund, Class R6	4.99%	137,378,126	6,584,475	(47,304,273)	10,866,851	(12,808,038)	5,096,104	10,397,052	94,717,141
Invesco Emerging Markets Sovereign Debt ETF	0.60%	—	11,825,315	—	(319,290)	—	639,182	580,526	11,506,025
Invesco Equal Weight 0-30 Year Treasury ETF	2.57%	73,470,516	—	(20,681,752)	1,633,155	(5,554,517)	1,884,656	1,807,895	48,867,402
Invesco Floating Rate ESG Fund, Class R6(b)	1.29%	14,756,262	10,574,142	(403,750)	(365,989)	(2,701)	1,986,992	3,664,692	24,480,143
Invesco High Yield Fund, Class R6	1.26%	55,667,668	2,127,752	(33,992,519)	(807,959)	929,036	2,127,748	6,758,186	23,923,978
Invesco Income Fund, Class R6	—	18,606,774	244,067	(18,877,514)	832,290	(805,617)	244,067	—	—
Invesco International Bond Fund, Class R6(b)	—	18,689,287	193,616	(18,504,068)	(1,459,512)	1,269,706	4,587	—	—
Invesco Senior Floating Rate Fund, Class R6(b)	—	28,076,961	564,505	(28,769,868)	746,663	(535,598)	481,842	—	—
Invesco Taxable Municipal Bond ETF	—	63,279,941	—	(62,103,674)	13,343,931	(14,520,198)	385,347	—	—
Invesco Variable Rate Investment Grade ETF(c)	2.21%	18,208,489	24,715,228	(1,000,249)	29,862	(405)	2,314,357	1,670,433	41,952,925
Total Fixed Income Funds		428,134,024	269,958,129	(247,870,474)	23,987,587	(31,698,222)	22,444,804		442,161,531
International and Global Equity Funds–21.75%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.42%	56,199,436	420,758	(29,402,467)	3,851,301	(4,115,608)	420,758	828,571	26,953,420
Invesco Developing Markets Fund, Class R6	1.17%	60,980,131	92,436	(39,294,979)	737,273	(240,678)	92,436	585,546	22,274,183
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.25%	48,466,701	15,980,266	(3,051,342)	156,972	57,553	2,127,096	1,286,493	61,610,150
Invesco Global Fund, Class R6	7.12%	157,156,835	18,737,277	(49,367,276)	2,321,568	21,412,047	—	1,401,868	135,280,248
Invesco Global Infrastructure Fund, Class R6	1.02%	18,414,858	1,637,196	(1,935,262)	1,377,359	(90,680)	478,000	1,584,410	19,345,651
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.61%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Invesco International Developed Dynamic Multifactor ETF(c)	2.74%	$—	$58,074,427	$(1,777,605)	$(4,269,810)	$19,061	$1,794,906	2,216,613	$52,046,073
Invesco International Small-Mid Company Fund, Class R6	3.85%	39,535,210	48,866,282	(2,949,201)	(12,374,817)	6,051,246	1,369,674	2,014,888	73,180,712
Invesco Oppenheimer International Growth Fund, Class R6	1.18%	38,706,996	2,384,274	(16,830,383)	(2,879,027)	3,243,323	159,615	710,677	22,400,524
Invesco S&P Emerging Markets Low Volatility ETF	—	86,058,945	—	(85,628,681)	(6,100,898)	5,670,634	553,906	—	—
Invesco S&P International Developed Low Volatility ETF	—	37,824,732	—	(37,851,284)	(885,790)	912,342	—	—	—
Total International and Global Equity Funds		543,343,844	146,192,916	(268,088,480)	(18,065,869)	32,919,240	6,996,391		413,090,961
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)	0.12%	3,205,449	174,791,978	(175,796,173)	—	—	216,534	2,201,254	2,201,254
Invesco Liquid Assets Portfolio, Institutional Class(b)	—	2,290,920	103,340,957	(105,630,448)	(463)	2,571	102,239	—	—
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)	0.21%	3,663,371	224,255,510	(223,830,952)	—	—	296,881	4,087,929	4,087,929
Total Money Market Funds		9,159,740	502,388,445	(505,257,573)	(463)	2,571	615,654		6,289,183
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,619,682,028)	99.61%	1,916,692,249	1,336,054,233	(1,460,924,945)	51,024,535	89,259,376	45,686,808		1,891,976,262

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.55%
Invesco Private Government Fund, 4.50%(d)(e)	0.15%	9,467,365	165,375,836	(171,943,569)	—	—	136,524 (f)	2,899,632	2,899,632
Invesco Private Prime Fund, 4.53%(d)(e)	0.40%	24,344,655	427,284,149	(444,166,771)	(776)	23,500	366,791 (f)	7,482,512	7,484,757
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,384,389)	0.55%	33,812,020	592,659,985	(616,110,340)	(776)	23,500	503,315		10,384,389
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,630,066,417)	100.16%	$1,950,504,269	$1,928,714,218	$(2,077,035,285)	$51,023,759	$89,282,876 (g)	$46,190,123		$1,902,360,651
OTHER ASSETS LESS LIABILITIES	(0.16)%								(3,064,643)
NET ASSETS	100.00%								$1,899,296,008
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Active Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
(f)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Discovery Mid Cap Growth Fund	$4,241,439
Invesco Global Fund	14,980,203
Invesco Global Infrastructure Fund	57,820
Invesco International Small-Mid Company Fund	5,948,008
Invesco Main Street Small Cap Fund	6,267,218
Invesco Oppenheimer International Growth Fund	2,224,659
Invesco Value Opportunities Fund	6,160,067

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	55	March-2025	$16,323,313	$(529,920)	$(529,920)
Interest Rate Risk
U.S. Treasury 10 Year Notes	613	March-2025	66,663,750	(628,698)	(628,698)
Subtotal—Long Futures Contracts				(1,158,618)	(1,158,618)
Short Futures Contracts
Equity Risk
MSCI Emerging Markets Index	252	March-2025	(13,529,880)	508,949	508,949
Nikkei 225 Index	18	March-2025	(4,564,492)	(56,346)	(56,346)
S&P/TSX 60 Index	12	March-2025	(2,479,558)	60,873	60,873
SPI 200 Index	18	March-2025	(2,269,443)	41,263	41,263
STOXX Europe 600 Index	427	March-2025	(11,179,330)	284,051	284,051
Subtotal—Short Futures Contracts				838,790	838,790
Total Futures Contracts				$(319,828)	$(319,828)

(a)	Futures contracts collateralized by $3,894,905 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2025	Barclays Bank PLC	CHF	5,535,000	USD	6,374,850	$226,584
03/19/2025	BNP Paribas S.A.	JPY	1,095,330,000	USD	7,393,485	373,812
03/19/2025	Deutsche Bank AG	HUF	6,610,000	USD	16,894	317
03/19/2025	Deutsche Bank AG	KRW	4,558,490,000	USD	3,195,017	100,844
03/19/2025	Deutsche Bank AG	PHP	277,080,000	USD	4,765,820	25,444
03/19/2025	Goldman Sachs International	CLP	240,300,000	USD	247,217	5,815
03/19/2025	Goldman Sachs International	CZK	126,580,000	USD	5,350,451	140,599
03/19/2025	Goldman Sachs International	NZD	8,885,000	USD	5,198,471	223,481
03/19/2025	J.P. Morgan Chase Bank, N.A.	CAD	9,250,000	USD	6,563,011	109,779
03/19/2025	Merrill Lynch International	THB	181,855,000	USD	5,423,829	63,340
03/19/2025	UBS AG	AUD	9,495,000	USD	6,067,941	190,356
Subtotal—Appreciation						1,460,371
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2025	Barclays Bank PLC	HKD	700,000	USD	90,121	$(96)
03/19/2025	Barclays Bank PLC	USD	5,533,755	NOK	61,660,000	(118,121)
03/19/2025	BNP Paribas S.A.	USD	5,235,696	SGD	6,995,000	(97,986)
03/06/2025	Citibank, N.A.	USD	6,201,668	BRL	38,165,000	(93,994)
03/19/2025	Citibank, N.A.	USD	3,189,044	EUR	3,005,000	(65,958)
03/19/2025	Deutsche Bank AG	USD	89,073	PLN	360,000	(2,157)
03/19/2025	Deutsche Bank AG	USD	3,289,396	TWD	105,935,000	(61,081)
03/19/2025	Goldman Sachs International	CNY	11,590,000	USD	1,599,836	(2,139)
03/19/2025	Goldman Sachs International	USD	5,122,634	COP	22,703,000,000	(22,110)
03/19/2025	Goldman Sachs International	USD	1,220,312	MYR	5,395,000	(14,678)
03/19/2025	Goldman Sachs International	USD	5,753,471	SEK	62,370,000	(92,974)
03/19/2025	Merrill Lynch International	USD	5,798,324	IDR	92,367,300,000	(127,825)
03/19/2025	Merrill Lynch International	USD	9,069,427	INR	772,415,000	(113,790)
03/19/2025	Merrill Lynch International	USD	6,065,516	MXN	124,735,000	(158,037)
03/19/2025	Standard Chartered Bank PLC	USD	552,918	ZAR	9,935,000	(30,075)
03/19/2025	UBS AG	USD	48,457	DKK	340,000	(1,031)
03/19/2025	UBS AG	USD	4,638,262	GBP	3,645,000	(77,695)
Subtotal—Depreciation						(1,079,747)
Total Forward Foreign Currency Contracts						$380,624

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00%	Quarterly	06/20/2029	2.888%	USD	13,500,000	$840,468	$1,077,530	$237,062
Credit Risk
Markit CDX North America Investment Grade Index, Series 42, Version 1	Buy	(1.00)	Quarterly	06/20/2029	0.447	USD	187,000,000	(3,798,183)	(4,199,459)	(401,276)
Total Centrally Cleared Credit Default Swap Agreements								$(2,957,715)	$(3,121,929)	$(164,214)

(a)	Centrally cleared swap agreements collateralized by $1,657,723 cash held with J.P. Morgan Chase Bank, N.A.
(b)
Implied credit spreads represent the current level, as of December 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Active Allocation Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $1,630,066,417)*	$1,902,360,651
Other investments:
Variation margin receivable — futures contracts	1,639,014
Unrealized appreciation on forward foreign currency contracts outstanding	1,460,371
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	3,894,905
Cash collateral — centrally cleared swap agreements	1,657,723
Cash collateral — OTC Derivatives	280,000
Cash	135,757
Receivable for:
Fund shares sold	748,119
Dividends - affiliated underlying funds	1,638,027
Investment for trustee deferred compensation and retirement plans	115,592
Other assets	48,279
Total assets	1,913,978,438
Liabilities:
Other investments:
Variation margin payable — centrally cleared swap agreements	22,238
Unrealized depreciation on forward foreign currency contracts outstanding	1,079,747
Payable for:
Investments purchased - affiliated underlying funds	1,606,895
Fund shares reacquired	319,652
Collateral upon return of securities loaned	10,384,389
Accrued fees to affiliates	895,726
Accrued trustees’ and officers’ fees and benefits	44,222
Accrued other operating expenses	213,969
Trustee deferred compensation and retirement plans	115,592
Total liabilities	14,682,430
Net assets applicable to shares outstanding	$1,899,296,008
Net assets consist of:
Shares of beneficial interest	$1,587,783,341
Distributable earnings	311,512,667
$1,899,296,008
Net Assets:
Class A	$1,581,090,537
Class C	$138,237,117
Class R	$153,141,587
Class Y	$26,258,062
Class R5	$10,967
Class R6	$557,738
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	116,517,575
Class C	10,483,898
Class R	11,372,891
Class Y	1,895,975
Class R5	810
Class R6	41,210
Class A:
Net asset value per share	$13.57
Maximum offering price per share (Net asset value of $13.57 ÷ 94.50%)	$14.36
Class C:
Net asset value and offering price per share	$13.19
Class R:
Net asset value and offering price per share	$13.47
Class Y:
Net asset value and offering price per share	$13.85
Class R5:
Net asset value and offering price per share	$13.54
Class R6:
Net asset value and offering price per share	$13.53

*	At December 31, 2024, securities with an aggregate value of $9,697,699 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Active Allocation Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $100,546)	$45,787,354
Interest	368,841
Total investment income	46,156,195
Expenses:
Advisory fees	1,658,889
Administrative services fees	278,055
Custodian fees	148,055
Distribution fees:
Class A	3,904,845
Class C	1,508,627
Class R	757,126
Transfer agent fees — A, C, R and Y	1,975,098
Transfer agent fees — R5	10
Transfer agent fees — R6	89
Trustees’ and officers’ fees and benefits	53,213
Registration and filing fees	101,386
Reports to shareholders	117,236
Professional services fees	79,168
Other	32,814
Total expenses	10,614,611
Less: Fees waived and/or expense offset arrangement(s)	(121,370)
Net expenses	10,493,241
Net investment income	35,662,954
Realized and unrealized gain from:
Net realized gain (loss) from:
Affiliated underlying fund shares	49,403,462
Foreign currencies	748,410
Forward foreign currency contracts	2,040,552
Futures contracts	1,794,345
Swap agreements	(657,880)
Capital gain distributions from affiliated underlying fund shares	39,879,414
93,208,303
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	51,023,759
Foreign currencies	(685,227)
Forward foreign currency contracts	54,185
Futures contracts	(84,277)
Swap agreements	(104,047)
50,204,393
Net realized and unrealized gain	143,412,696
Net increase in net assets resulting from operations	$179,075,650
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Active Allocation Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$35,662,954	$32,747,493
Net realized gain	93,208,303	17,363,779
Change in net unrealized appreciation	50,204,393	185,422,777
Net increase in net assets resulting from operations	179,075,650	235,534,049
Distributions to shareholders from distributable earnings:
Class A	(86,863,640)	(48,417,973)
Class C	(6,798,070)	(3,828,078)
Class R	(8,051,100)	(4,113,023)
Class Y	(1,489,956)	(843,262)
Class R5	(673)	(9,602)
Class R6	(32,314)	(1,833)
Total distributions from distributable earnings	(103,235,753)	(57,213,771)
Share transactions–net:
Class A	(70,882,563)	(56,958,270)
Class C	(27,547,796)	(24,013,123)
Class R	1,349,418	5,215,520
Class Y	(758,211)	(1,734,632)
Class R5	(274,718)	263,667
Class R6	501,543	22,806
Net increase (decrease) in net assets resulting from share transactions	(97,612,327)	(77,204,032)
Net increase (decrease) in net assets	(21,772,430)	101,116,246
Net assets:
Beginning of year	1,921,068,438	1,819,952,192
End of year	$1,899,296,008	$1,921,068,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Active Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/24	$13.08	$0.26	$1.02	$1.28	$(0.30)	$(0.49)	$(0.79)	$13.57	9.77%(e)	$1,581,091	0.46%(e)	0.47%(e)	1.92%(e)	43%
Year ended 12/31/23	11.89	0.23	1.37	1.60	(0.23)	(0.18)	(0.41)	13.08	13.52 (e)	1,589,240	0.46 (e)	0.46 (e)	1.84 (e)	21
Year ended 12/31/22	15.42	0.15	(3.12)	(2.97)	(0.17)	(0.39)	(0.56)	11.89	(19.32)(e)	1,498,861	0.47 (e)	0.47 (e)	1.18 (e)	20
Year ended 12/31/21	14.70	0.10	1.92	2.02	(0.32)	(0.98)	(1.30)	15.42	13.92 (e)	1,973,745	0.45 (e)	0.47 (e)	0.64 (e)	16
Year ended 12/31/20	14.66	0.13	1.76	1.89	(0.14)	(1.71)	(1.85)	14.70	13.04 (e)	1,973,119	0.44 (e)	0.48 (e)	0.94 (e)	70
Class C
Year ended 12/31/24	12.72	0.16	0.99	1.15	(0.19)	(0.49)	(0.68)	13.19	9.00	138,237	1.22	1.23	1.16	43
Year ended 12/31/23	11.57	0.13	1.33	1.46	(0.13)	(0.18)	(0.31)	12.72	12.66	159,486	1.22	1.22	1.08	21
Year ended 12/31/22	15.01	0.05	(3.03)	(2.98)	(0.07)	(0.39)	(0.46)	11.57	(19.93)	167,991	1.23	1.23	0.42	20
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01	247,857	1.21	1.23	(0.12)	16
Year ended 12/31/20	14.35	0.02	1.70	1.72	(0.02)	(1.71)	(1.73)	14.34	12.18	263,343	1.20	1.24	0.18	70
Class R
Year ended 12/31/24	12.99	0.23	1.00	1.23	(0.26)	(0.49)	(0.75)	13.47	9.48	153,142	0.72	0.73	1.66	43
Year ended 12/31/23	11.80	0.20	1.37	1.57	(0.20)	(0.18)	(0.38)	12.99	13.33	146,168	0.72	0.72	1.58	21
Year ended 12/31/22	15.31	0.12	(3.11)	(2.99)	(0.13)	(0.39)	(0.52)	11.80	(19.56)	127,968	0.73	0.73	0.92	20
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64	166,900	0.71	0.73	0.38	16
Year ended 12/31/20	14.58	0.09	1.74	1.83	(0.10)	(1.71)	(1.81)	14.60	12.70	147,675	0.70	0.74	0.68	70
Class Y
Year ended 12/31/24	13.34	0.30	1.04	1.34	(0.34)	(0.49)	(0.83)	13.85	10.00	26,258	0.22	0.23	2.16	43
Year ended 12/31/23	12.11	0.27	1.40	1.67	(0.26)	(0.18)	(0.44)	13.34	13.86	25,832	0.22	0.22	2.08	21
Year ended 12/31/22	15.70	0.19	(3.19)	(3.00)	(0.20)	(0.39)	(0.59)	12.11	(19.15)	25,095	0.23	0.23	1.42	20
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24	31,941	0.21	0.23	0.88	16
Year ended 12/31/20	14.88	0.17	1.77	1.94	(0.17)	(1.71)	(1.88)	14.94	13.22	28,284	0.20	0.24	1.18	70
Class R5
Year ended 12/31/24	13.06	0.30	1.01	1.31	(0.34)	(0.49)	(0.83)	13.54	10.05	11	0.17	0.17	2.21	43
Year ended 12/31/23	11.87	0.26	1.38	1.64	(0.27)	(0.18)	(0.45)	13.06	13.89	287	0.20	0.20	2.10	21
Year ended 12/31/22	15.39	0.19	(3.12)	(2.93)	(0.20)	(0.39)	(0.59)	11.87	(19.08)	10	0.17	0.17	1.48	20
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19	11	0.19	0.21	0.90	16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.18)	(1.71)	(1.89)	14.68	13.29	10	0.18	0.22	1.20	70
Class R6
Year ended 12/31/24	13.05	0.31	1.01	1.32	(0.35)	(0.49)	(0.84)	13.53	10.08	558	0.15	0.15	2.23	43
Year ended 12/31/23	11.86	0.27	1.37	1.64	(0.27)	(0.18)	(0.45)	13.05	13.91	54	0.14	0.14	2.16	21
Year ended 12/31/22	15.39	0.18	(3.12)	(2.94)	(0.20)	(0.39)	(0.59)	11.86	(19.14)	27	0.23	0.23	1.42	20
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29	14	0.19	0.21	0.90	16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.19)	(1.71)	(1.90)	14.67	13.25	10	0.17	0.22	1.21	70

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.52%, 0.52%, 0.53%, 0.53% and 0.63% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Active Allocation Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
11
Invesco Active Allocation Fund

the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact
12
Invesco Active Allocation Fund

overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $4,196 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the
13
Invesco Active Allocation Fund

Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
14
Invesco Active Allocation Fund

P.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.100%
Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $10,566.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
15
Invesco Active Allocation Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $160,055 in front-end sales commissions from the sale of Class A shares and $5,712 and $4,179 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,885,687,079	$—	$—	$1,885,687,079
Money Market Funds	6,289,183	10,384,389	—	16,673,572
Total Investments in Securities	1,891,976,262	10,384,389	—	1,902,360,651
Other Investments - Assets*
Futures Contracts	895,136	—	—	895,136
Forward Foreign Currency Contracts	—	1,460,371	—	1,460,371
Swap Agreements	—	237,062	—	237,062
	895,136	1,697,433	—	2,592,569
Other Investments - Liabilities*
Futures Contracts	(1,214,964)	—	—	(1,214,964)
Forward Foreign Currency Contracts	—	(1,079,747)	—	(1,079,747)
Swap Agreements	—	(401,276)	—	(401,276)
	(1,214,964)	(1,481,023)	—	(2,695,987)
Total Other Investments	(319,828)	216,410	—	(103,418)
Total Investments	$1,891,656,434	$10,600,799	$—	$1,902,257,233

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
16
Invesco Active Allocation Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$895,136	$895,136
Unrealized appreciation on swap agreements — Centrally Cleared(a)	237,062	—	—	237,062
Unrealized appreciation on forward foreign currency contracts outstanding	—	1,460,371	—	1,460,371
Total Derivative Assets	237,062	1,460,371	895,136	2,592,569
Derivatives not subject to master netting agreements	(237,062)	—	(895,136)	(1,132,198)
Total Derivative Assets subject to master netting agreements	$—	$1,460,371	$—	$1,460,371

Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(586,266)	$(628,698)	$(1,214,964)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(401,276)	—	—	—	(401,276)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(1,079,747)	—	—	(1,079,747)
Total Derivative Liabilities	(401,276)	(1,079,747)	(586,266)	(628,698)	(2,695,987)
Derivatives not subject to master netting agreements	401,276	—	586,266	628,698	1,616,240
Total Derivative Liabilities subject to master netting agreements	$—	$(1,079,747)	$—	$—	$(1,079,747)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$226,584	$(118,217)	$108,367	$—	$—	$108,367
BNP Paribas S.A.	373,812	(97,986)	275,826	—	—	275,826
Citibank, N.A.	−	(159,952)	(159,952)	—	—	(159,952)
Deutsche Bank AG	126,605	(63,238)	63,367	—	—	63,367
Goldman Sachs International	369,895	(131,901)	237,994	—	—	237,994
J.P. Morgan Chase Bank, N.A.	109,779	−	109,779	—	—	109,779
Merrill Lynch International	63,340	(399,652)	(336,312)	—	—	(336,312)
Standard Chartered Bank PLC	−	(30,075)	(30,075)	—	—	(30,075)
UBS AG	190,356	(78,726)	111,630	—	—	111,630
Total	$1,460,371	$(1,079,747)	$380,624	$—	$—	$380,624
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$2,040,552	$-	$-	$2,040,552
Futures contracts	-	-	1,653,810	140,535	1,794,345
Swap agreements	(657,880)	-	-	-	(657,880)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	54,185	-	-	54,185
Futures contracts	-	-	(159,138)	74,861	(84,277)
Swap agreements	(104,047)	-	-	-	(104,047)
Total	$(761,927)	$2,094,737	$1,494,672	$215,396	$3,042,878
17
Invesco Active Allocation Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$134,115,292	$88,125,773	$191,138,750

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $110,804.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$54,367,906	$31,128,618
Long-term capital gain	48,867,847	26,085,153
Total distributions	$103,235,753	$57,213,771

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$5,237,813
Undistributed long-term capital gain	40,563,091
Net unrealized appreciation — investments	265,864,063
Net unrealized appreciation (depreciation) — foreign currencies	(1,637)
Temporary book/tax differences	(150,663)
Shares of beneficial interest	1,587,783,341
Total net assets	$1,899,296,008
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and partnerships.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $833,665,788 and $955,667,372, respectively. As of December 31, 2024, the aggregate cost of
18
Invesco Active Allocation Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$312,679,478
Aggregate unrealized (depreciation) of investments	(46,815,415)
Net unrealized appreciation of investments	$265,864,063
Cost of investments for tax purposes is $1,636,393,170.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, distributions and derivative instruments, on December 31, 2024, undistributed net investment income was increased by $1,737,624 and undistributed net realized gain was decreased by $1,737,624. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	6,949,657	$96,090,726	6,849,089	$86,095,067
Class C	1,530,311	20,538,427	1,782,409	21,736,050
Class R	1,357,793	18,535,996	1,498,750	18,705,794
Class Y	743,875	10,437,707	672,961	8,604,188
Class R5	-	-	20,486	254,430
Class R6	35,045	474,932	2,183	26,915
Issued as reinvestment of dividends:
Class A	6,291,608	85,251,366	3,683,286	47,403,894
Class C	512,724	6,752,537	304,043	3,806,623
Class R	595,777	8,007,245	320,573	4,096,926
Class Y	96,432	1,332,685	51,929	681,310
Class R5	-	-	719	9,237
Class R6	2,349	31,731	118	1,516
Automatic conversion of Class C shares to Class A shares:
Class A	1,621,525	22,319,755	1,845,496	23,080,284
Class C	(1,672,251)	(22,319,755)	(1,901,984)	(23,080,284)
Reacquired:
Class A	(19,825,100)	(274,544,410)	(16,989,562)	(213,537,515)
Class C	(2,420,586)	(32,519,005)	(2,170,624)	(26,475,512)
Class R	(1,835,617)	(25,193,823)	(1,405,868)	(17,587,200)
Class Y	(881,137)	(12,528,603)	(860,365)	(11,020,130)
Class R5	(21,205)	(274,718)	-	-
Class R6	(355)	(5,120)	(431)	(5,625)
Net increase (decrease) in share activity	(6,919,155)	$(97,612,327)	(6,296,792)	$(77,204,032)
19
Invesco Active Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Active Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Active Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Invesco Active Allocation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$48,867,847
Qualified Dividend Income*	25.82%
Corporate Dividends Received Deduction*	17.20%
U.S. Treasury Obligations*	9.09%
Qualified Business Income*	1.30%
Business Interest Income*	32.12%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$15,965,271
21
Invesco Active Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
22
Invesco Active Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSAA-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ■ C: CNSCX ■ Y: CNSDX ■ R5: CNSIX ■ R6: CNSFX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Tax Information
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2024

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–82.64%
Aerospace & Defense–1.11%
Axon Enterprise, Inc., Conv., 0.50%, 12/15/2027	$2,000,000	$5,220,057
TransDigm, Inc., 6.38%, 03/01/2029(b)	3,000,000	3,010,415
		8,230,472
Apparel Retail–0.41%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027	2,005,000	3,009,505
Application Software–8.05%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	1,674,000	1,632,150
BILL Holdings, Inc., Conv., 0.00%, 04/01/2030(b)(c)	700,000	693,350
BlackLine, Inc., Conv., 1.00%, 06/01/2029(b)	2,300,000	2,505,620
Box, Inc., Conv., 1.50%, 09/15/2029(b)	1,500,000	1,464,000
Confluent, Inc., Conv., 0.00%, 01/15/2027(c)	1,825,000	1,644,325
Core Scientific, Inc., Conv., 0.00%, 12/15/2027(b)(c)(d)	2,700,000	2,659,500
Datadog, Inc., Conv., 0.00%, 12/01/2029(b)(c)	7,200,000	6,962,400
Dropbox, Inc., Conv., 0.00%, 03/01/2028(c)	6,600,000	6,769,125
Five9, Inc., Conv., 1.00%, 03/15/2029(b)	1,100,000	991,375
Guidewire Software, Inc., Conv., 1.25%, 11/01/2029(b)	3,000,000	2,941,500
HubSpot, Inc., Conv., 0.38%, 06/01/2025	1,250,000	3,073,750
MARA Holdings, Inc.,
Conv., 0.00%, 06/04/2027(b)(c)(d)	2,500,000	1,967,250
0.00%, 12/01/2027(b)(c)(d)	3,000,000	2,578,500
MicroStrategy, Inc., Conv., 0.00%, 02/15/2027(c)	4,400,000	9,080,500
Nutanix, Inc.,
Conv., 0.25%, 10/01/2027	2,500,000	3,032,500
0.50%, 12/15/2029(b)	1,500,000	1,490,250
Riot Platforms, Inc., Conv., 0.75%, 01/15/2030(b)	1,000,000	922,500
TeraWulf, Inc., Conv., 2.75%, 02/01/2030(b)	1,500,000	1,483,637
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	3,000,000	3,634,500
Unity Software, Inc., Conv., 0.00%, 11/15/2026(c)	2,000,000	1,832,000
Workiva, Inc., Conv., 1.25%, 08/15/2028	2,000,000	2,124,500
		59,483,232
Automobile Manufacturers–3.26%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	6,500,000	6,311,500
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	$4,000,000	$4,189,629
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	11,200,000	11,316,204
Winnebago Industries, Inc., Conv., 3.25%, 01/15/2030(b)	2,500,000	2,286,875
		24,104,208
Biotechnology–4.58%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	4,270,000	4,549,528
Cytokinetics, Inc., Conv., 3.50%, 07/01/2027	1,000,000	1,190,597
Exact Sciences Corp., Conv., 2.00%, 03/01/2030(b)	7,000,000	7,213,500
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	3,000,000	3,242,744
Insmed, Inc., Conv., 0.75%, 06/01/2028	1,650,000	3,580,154
Ionis Pharmaceuticals, Inc., Conv., 1.75%, 06/15/2028	1,500,000	1,479,968
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030(b)	7,075,000	7,648,075
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027	4,500,000	4,952,250
		33,856,816
Broadline Retail–1.16%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(b)(d)	3,000,000	3,195,750
Etsy, Inc., Conv., 0.13%, 10/01/2026	2,250,000	2,184,501
JD.com, Inc. (China), Conv., 0.25%, 06/01/2027(b)(d)	3,000,000	3,198,000
		8,578,251
Cable & Satellite–0.50%
Liberty Broadband Corp., Conv., 3.13%, 12/15/2028(b)(d)	3,350,000	3,695,050
Casinos & Gaming–0.29%
DraftKings Holdings, Inc., Conv., 0.00%, 03/15/2028(c)	2,500,000	2,140,000
Communications Equipment–1.02%
Lumentum Holdings, Inc., Conv., 1.50%, 12/15/2029	5,400,000	7,530,300
Construction & Engineering–1.13%
Fluor Corp., Conv., 1.13%, 08/15/2029	3,750,000	4,730,625
Granite Construction, Inc., Conv., 3.25%, 06/15/2030(b)	2,750,000	3,621,063
		8,351,688
Consumer Finance–1.44%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(b)	2,500,000	4,420,000
Upstart Holdings, Inc., Conv., 1.00%, 11/15/2030(b)	6,500,000	6,227,000
		10,647,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Convertible Securities Fund

	Principal Amount	Value
Diversified Financial Services–0.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 07/15/2025	$5,000,000	$5,033,560
Diversified Metals & Mining–0.33%
MP Materials Corp., Conv., 3.00%, 03/01/2030(b)	2,350,000	2,430,840
Diversified REITs–0.21%
Digital Realty Trust, L.P., Conv., 1.88%, 11/15/2029(b)	1,500,000	1,552,500
Electric Utilities–8.48%
Alliant Energy Corp., Conv., 3.88%, 03/15/2026	2,300,000	2,371,300
Duke Energy Corp., Conv., 4.13%, 04/15/2026	7,650,000	7,879,500
Evergy, Inc., Conv., 4.50%, 12/15/2027	5,000,000	5,452,500
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	8,458,000	8,529,893
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027(b)	6,250,000	7,253,125
NRG Energy, Inc., Conv., 2.75%, 09/01/2025(d)	1,000,000	2,196,500
PG&E Corp., Conv., 4.25%, 12/01/2027	8,000,000	8,716,000
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	4,500,000	4,710,375
Southern Co. (The), Conv., 4.50%, 06/15/2027(b)	11,100,000	11,605,050
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	4,000,000	3,995,996
		62,710,239
Electrical Components & Equipment–0.25%
Sunrun, Inc., Conv., 4.00%, 03/01/2030(b)	2,100,000	1,845,735
Electronic Components–0.36%
Vishay Intertechnology, Inc., Conv., 2.25%, 09/15/2030	3,000,000	2,692,500
Electronic Equipment & Instruments–0.81%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028	2,000,000	2,188,000
Itron, Inc., Conv., 1.38%, 07/15/2030(b)	3,600,000	3,807,000
		5,995,000
Environmental & Facilities Services–0.44%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028	2,750,000	3,237,214
Financial Exchanges & Data–2.25%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030(b)	15,550,000	16,600,662
Food Distributors–0.17%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,288,500
Gas Utilities–0.56%
UGI Corp., Conv., 5.00%, 06/01/2028(b)	3,600,000	4,105,800
Principal Amount		Value
Health Care Equipment–2.89%
CONMED Corp., Conv., 2.25%, 06/15/2027	$1,750,000	$1,628,375
DexCom, Inc., Conv., 0.38%, 05/15/2028	3,975,000	3,575,174
Enovis Corp., Conv., 3.88%, 10/15/2028	2,000,000	2,122,000
Insulet Corp., Conv., 0.38%, 09/01/2026	4,500,000	5,703,975
Integer Holdings Corp., Conv., 2.13%, 02/15/2028	2,000,000	3,206,000
iRhythm Technologies, Inc., Conv., 1.50%, 09/01/2029(b)	1,500,000	1,456,500
Tandem Diabetes Care, Inc., Series 2024, Conv., 1.50%, 03/15/2029(b)	1,250,000	1,619,375
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	2,000,000	2,070,243
		21,381,642
Health Care REITs–1.91%
Ventas Realty L.P., Conv., 3.75%, 06/01/2026	3,750,000	4,282,500
Welltower OP LLC, Conv., 3.13%, 07/15/2029(b)	8,675,000	9,872,150
		14,154,650
Health Care Supplies–1.41%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(b)	2,350,000	2,319,450
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027	2,770,000	3,697,257
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(b)	3,500,000	4,424,297
		10,441,004
Health Care Technology–0.12%
Evolent Health, Inc., Conv., 3.50%, 12/01/2029	1,000,000	850,600
Heavy Electrical Equipment–0.33%
Bloom Energy Corp., Conv., 3.00%, 06/01/2028	1,750,000	2,419,375
Homebuilding–0.27%
Meritage Homes Corp., Conv., 1.75%, 05/15/2028(b)	2,000,000	1,970,000
Homefurnishing Retail–0.90%
Wayfair, Inc., Conv., 3.25%, 09/15/2027	6,250,000	6,678,125
Hotels, Resorts & Cruise Lines–2.45%
Carnival Corp.,
Conv., 5.75%, 12/01/2027	1,500,000	3,024,563
7.00%, 08/15/2029(b)	4,000,000	4,163,940
Expedia Group, Inc.,
6.25%, 05/01/2025(b)	5,000,000	5,003,569
Conv., 0.00%, 02/15/2026(c)	1,250,000	1,246,272
Marriott Vacations Worldwide Corp., Conv., 3.25%, 12/15/2027	5,000,000	4,690,000
		18,128,344
Household Products–0.19%
Spectrum Brands, Inc., Conv., 3.38%, 06/01/2029(b)	1,400,000	1,373,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Convertible Securities Fund

Principal Amount		Value
Housewares & Specialties–0.54%
Newell Brands, Inc., 6.38%, 05/15/2030	$4,000,000	$4,016,587
Industrial Machinery & Supplies & Components–0.30%
Middleby Corp. (The), Conv., 1.00%, 09/01/2025	2,000,000	2,238,785
Industrial REITs–0.76%
Rexford Industrial Realty L.P., Conv., 4.38%, 03/15/2027(b)	5,750,000	5,640,750
Integrated Oil & Gas–0.54%
Occidental Petroleum Corp., 5.88%, 09/01/2025	3,981,000	3,995,943
Interactive Media & Services–2.02%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	3,500,000	3,388,014
Snap, Inc.,
Conv., 0.00%, 05/01/2027(c)	11,000,000	9,570,000
0.50%, 05/01/2030(b)	2,300,000	1,956,150
		14,914,164
Internet Services & Infrastructure–3.29%
Akamai Technologies, Inc.,
Conv., 0.38%, 09/01/2027	10,100,000	10,163,624
1.13%, 02/15/2029	3,425,000	3,356,667
DigitalOcean Holdings, Inc., Conv., 0.00%, 12/01/2026(c)	3,500,000	3,123,750
Snowflake, Inc.,
Conv., 0.00%, 10/01/2027(b)(c)	3,250,000	3,836,570
0.00%, 10/01/2029(b)(c)	3,250,000	3,870,750
		24,351,361
Leisure Facilities–1.07%
NCL Corp. Ltd.,
Conv., 5.38%, 08/01/2025	950,000	1,359,118
1.13%, 02/15/2027	6,300,000	6,548,062
		7,907,180
Life Sciences Tools & Services–0.62%
Repligen Corp., Conv., 1.00%, 12/15/2028	4,500,000	4,612,500
Mortgage REITs–0.28%
Starwood Property Trust, Inc., Conv., 6.75%, 07/15/2027	2,000,000	2,087,466
Movies & Entertainment–2.18%
Cinemark Holdings, Inc., Conv., 4.50%, 08/15/2025	1,000,000	2,174,875
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	3,000,000	3,674,625
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	7,500,000	10,232,625
		16,082,125
Multi-Utilities–2.10%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026	5,500,000	5,645,750
Principal Amount		Value
Multi-Utilities–(continued)
CMS Energy Corp., Conv., 3.38%, 05/01/2028	$2,500,000	$2,601,250
WEC Energy Group, Inc.,
Conv., 4.38%, 06/01/2027(b)	1,250,000	1,336,875
4.38%, 06/01/2029(b)	5,500,000	5,948,250
		15,532,125
Oil & Gas Exploration & Production–0.29%
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	1,857,000	2,180,582
Oil & Gas Refining & Marketing–0.52%
Sunoco L.P., 7.00%, 05/01/2029(b)	3,750,000	3,851,096
Oil & Gas Storage & Transportation–0.41%
Energy Transfer L.P., 4.75%, 01/15/2026	3,000,000	2,997,456
Packaged Foods & Meats–0.70%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	1,000,000	2,213,500
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	2,500,000	2,935,000
		5,148,500
Passenger Airlines–2.75%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	5,000,000	5,853,592
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	2,700,000	2,679,689
JetBlue Airways Corp.,
Conv., 0.50%, 04/01/2026	3,000,000	2,797,500
2.50%, 09/01/2029(b)	3,000,000	4,327,500
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	4,500,000	4,636,125
		20,294,406
Passenger Ground Transportation–2.52%
Lyft, Inc., Conv., 0.63%, 03/01/2029(b)	3,250,000	3,126,010
Uber Technologies, Inc.,
6.25%, 01/15/2028(b)	4,500,000	4,541,856
Series 2028, Conv., 0.88%, 12/01/2028	9,925,000	10,967,125
		18,634,991
Pharmaceuticals–0.32%
Amphastar Pharmaceuticals, Inc., Conv., 2.00%, 03/15/2029	2,500,000	2,339,000
Renewable Electricity–0.51%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	4,000,000	3,775,000
Research & Consulting Services–0.64%
Parsons Corp., Conv., 2.63%, 03/01/2029(b)	4,000,000	4,702,000
Semiconductor Materials & Equipment–0.72%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(b)	5,500,000	5,351,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Convertible Securities Fund

Principal Amount		Value
Semiconductors–2.32%
Impinj, Inc., Conv., 1.13%, 05/15/2027	$1,000,000	$1,422,252
MACOM Technology Solutions Holdings, Inc., Conv., 0.00%, 12/15/2029(b)(c)	2,200,000	2,198,900
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(b)(d)	1,875,000	1,731,094
ON Semiconductor Corp.,
Conv., 0.00%, 05/01/2027(c)	2,250,000	2,953,688
0.50%, 03/01/2029	4,500,000	4,253,625
Synaptics, Inc., Conv., 0.75%, 12/01/2031(b)	1,000,000	1,010,355
Wolfspeed, Inc., Conv., 1.75%, 05/01/2026	4,000,000	3,560,000
		17,129,914
Steel–0.56%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,000,000	4,162,082
Systems Software–1.47%
Progress Software Corp., Conv., 3.50%, 03/01/2030(b)	3,000,000	3,532,886
Varonis Systems, Inc., Conv., 1.00%, 09/15/2029(b)	2,500,000	2,365,625
Zscaler, Inc., Conv., 0.13%, 07/01/2025	4,000,000	4,982,000
		10,880,511
Technology Hardware, Storage & Peripherals–2.12%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	6,000,000	7,233,000
Super Micro Computer, Inc., Conv., 0.00%, 03/01/2029(b)(c)	2,000,000	1,798,956
Western Digital Corp., Conv., 3.00%, 11/15/2028	5,000,000	6,650,000
		15,681,956
Trading Companies & Distributors–0.44%
Air Lease Corp., Series D, 6.00%(e)(f)	3,318,000	3,221,850
Transaction & Payment Processing Services–3.70%
Affirm Holdings, Inc.,
Conv., 0.00%, 11/15/2026(c)	4,200,000	3,808,830
0.75%, 12/15/2029(b)	3,500,000	3,373,009
Block, Inc.,
Conv., 0.00%, 05/01/2026(c)	4,500,000	4,190,625
6.50%, 05/15/2032(b)	4,000,000	4,043,613
Global Payments, Inc., Conv., 1.50%, 03/01/2031(b)	7,500,000	7,380,000
Shift4 Payments, Inc., Conv., 0.50%, 08/01/2027	4,200,000	4,536,000
		27,332,077
Water Utilities–0.99%
American Water Capital Corp., Conv., 3.63%, 06/15/2026	7,400,000	7,340,800
Total U.S. Dollar Denominated Bonds & Notes (Cost $578,171,666)		610,919,339
Shares		Value
Preferred Stocks–14.26%
Aerospace & Defense–2.39%
Boeing Co. (The), 6.00%, Conv. Pfd.	290,000	$17,658,100
Asset Management & Custody Banks–0.63%
Ares Management Corp., 6.75%, Series B, Conv. Pfd.	85,000	4,678,400
Diversified Banks–5.91%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	17,800	21,702,650
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,400	21,975,304
		43,677,954
Diversified Financial Services–1.30%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	110,800	9,629,628
Electric Utilities–1.47%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	138,000	6,733,020
PG&E Corp., 6.00%, Series A, Conv. Pfd.	83,000	4,132,570
		10,865,590
Health Care Services–0.15%
BrightSpring Health Services, Inc., 6.75%, Conv. Pfd.	18,000	1,126,800
Industrial Machinery & Supplies & Components–0.60%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	63,000	4,440,240
Specialty Chemicals–0.71%
Albemarle Corp., 7.25%, Conv. Pfd.	127,800	5,200,182
Technology Hardware, Storage & Peripherals–1.10%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	130,000	8,152,300
Total Preferred Stocks (Cost $94,853,388)		105,429,194
Money Market Funds–1.94%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(g)(h)	5,028,319	5,028,319
Invesco Treasury Portfolio, Institutional Class, 4.38%(g)(h)	9,332,880	9,332,880
Total Money Market Funds (Cost $14,361,199)		14,361,199

Options Purchased–0.77%
(Cost $10,786,215)(i)		5,692,400
TOTAL INVESTMENTS IN SECURITIES–99.61% (Cost $698,172,468)		736,402,132
OTHER ASSETS LESS LIABILITIES—0.39%		2,880,537
NET ASSETS–100.00%		$739,282,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Convertible Securities Fund

Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $242,341,867, which represented 32.78% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,570,371	$120,557,795	$(118,099,847)	$-	$-	$5,028,319	$607,422
Invesco Liquid Assets Portfolio, Institutional Class	1,835,979	50,730,156	(52,560,708)	-	(5,427)	-	341,284
Invesco Treasury Portfolio, Institutional Class	2,937,567	180,509,850	(174,114,537)	-	-	9,332,880	835,510
Total	$7,343,917	$351,797,801	$(344,775,092)	$-	$(5,427)	$14,361,199	$1,784,216

(h)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(i)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Booking Holdings Inc.	Call	04/17/2025	35	USD	5,400.00	USD	18,900,000	$489,300
Carnival Corp.	Call	07/18/2025	3,500	USD	28.00	USD	9,800,000	756,000
Energy Select Sector SPDR Fund	Call	06/20/2025	950	USD	85.00	USD	8,075,000	641,250
Palo Alto Networks, Inc.	Call	06/20/2025	570	USD	185.00	USD	10,545,000	1,097,250
Royal Caribbean Cruises Ltd.	Call	06/20/2025	592	USD	260.00	USD	15,392,000	861,360
VanEck Semiconductor ETF	Call	06/20/2025	328	USD	260.00	USD	8,528,000	533,000
Total Exchange-Traded Equity Options Purchased								$4,378,160

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	04/17/2025	192	USD	6,180.00	USD	118,656,000	$1,314,240

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
MicroStrategy Incorporated	Call	03/21/2025	95	USD	460.00	USD	4,370,000	$(162,213)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Convertible Securities Fund

Abbreviations:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Convertible Securities Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $683,811,269)	$722,040,933
Investments in affiliated money market funds, at value (Cost $14,361,199)	14,361,199
Cash	57,977
Receivable for:
Fund shares sold	258,523
Dividends	660,860
Interest	3,263,390
Investment for trustee deferred compensation and retirement plans	112,483
Other assets	40,507
Total assets	740,795,872
Liabilities:
Other investments:
Options written, at value (premiums received $315,290)	162,213
Payable for:
Fund shares reacquired	746,291
Accrued fees to affiliates	363,835
Accrued other operating expenses	83,694
Trustee deferred compensation and retirement plans	157,170
Total liabilities	1,513,203
Net assets applicable to shares outstanding	$739,282,669
Net assets consist of:
Shares of beneficial interest	$664,401,138
Distributable earnings	74,881,531
$739,282,669
Net Assets:
Class A	$438,011,104
Class C	$12,111,434
Class Y	$251,810,886
Class R5	$319,093
Class R6	$37,030,152
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,353,231
Class C	511,860
Class Y	10,530,288
Class R5	13,373
Class R6	1,551,135
Class A:
Net asset value per share	$23.87
Maximum offering price per share (Net asset value of $23.87 ÷ 94.50%)	$25.26
Class C:
Net asset value and offering price per share	$23.66
Class Y:
Net asset value and offering price per share	$23.91
Class R5:
Net asset value and offering price per share	$23.86
Class R6:
Net asset value and offering price per share	$23.87
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Convertible Securities Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$15,308,062
Dividends	4,522,649
Dividends from affiliated money market funds	1,784,216
Total investment income	21,614,927
Expenses:
Advisory fees	4,031,978
Administrative services fees	109,509
Custodian fees	42,019
Distribution fees:
Class A	1,102,921
Class C	138,319
Transfer agent fees — A, C and Y	1,031,410
Transfer agent fees — R5	659
Transfer agent fees — R6	11,798
Trustees’ and officers’ fees and benefits	32,729
Registration and filing fees	79,408
Reports to shareholders	168,701
Professional services fees	69,454
Other	15,410
Total expenses	6,834,315
Less: Fees waived and/or expense offset arrangement(s)	(53,254)
Net expenses	6,781,061
Net investment income	14,833,866
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	66,424,736
Affiliated investment securities	(5,427)
Option contracts written	97,399
66,516,708
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(9,679,443)
Option contracts written	153,077
(9,526,366)
Net realized and unrealized gain	56,990,342
Net increase in net assets resulting from operations	$71,824,208
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Convertible Securities Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$14,833,866	$13,079,120
Net realized gain (loss)	66,516,708	(22,185,008)
Change in net unrealized appreciation (depreciation)	(9,526,366)	82,950,633
Net increase in net assets resulting from operations	71,824,208	73,844,745
Distributions to shareholders from distributable earnings:
Class A	(14,305,064)	(5,945,621)
Class C	(329,670)	(96,475)
Class Y	(9,807,758)	(4,870,385)
Class R5	(18,128)	(10,866)
Class R6	(1,361,892)	(2,635,818)
Total distributions from distributable earnings	(25,822,512)	(13,559,165)
Share transactions–net:
Class A	(48,668,672)	(60,939,626)
Class C	(4,939,925)	(6,718,352)
Class Y	(72,093,740)	(58,248,014)
Class R5	(464,222)	127,539
Class R6	(12,590,071)	(120,904,491)
Net increase (decrease) in net assets resulting from share transactions	(138,756,630)	(246,682,944)
Net increase (decrease) in net assets	(92,754,934)	(186,397,364)
Net assets:
Beginning of year	832,037,603	1,018,434,967
End of year	$739,282,669	$832,037,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Convertible Securities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/24	$22.46	$0.42	$1.76	$2.18	$(0.49)	$(0.28)	$(0.77)	$23.87	9.74%	$438,011	0.96%	0.97%	1.82%	87%
Year ended 12/31/23	21.09	0.26	1.38	1.64	(0.27)	—	(0.27)	22.46	7.87	460,621	0.93	0.94	1.21	65
Year ended 12/31/22	25.93	0.20	(4.26)	(4.06)	(0.19)	(0.59)	(0.78)	21.09	(15.72)	492,448	0.93	0.93	0.86	45
Year ended 12/31/21	31.91	0.14	1.17	1.31	(0.23)	(7.06)	(7.29)	25.93	4.68	666,916	0.88	0.88	0.43	61
Year ended 12/31/20	24.64	0.23	10.47	10.70	(0.37)	(3.06)	(3.43)	31.91	44.35	675,347	0.91	0.91	0.84	65
Class C
Year ended 12/31/24	22.28	0.24	1.73	1.97	(0.31)	(0.28)	(0.59)	23.66	8.86 (d)	12,111	1.70 (d)	1.71 (d)	1.08 (d)	87
Year ended 12/31/23	20.91	0.10	1.38	1.48	(0.11)	—	(0.11)	22.28	7.12 (e)	16,263	1.66 (e)	1.67 (e)	0.48 (e)	65
Year ended 12/31/22	25.72	0.03	(4.22)	(4.19)	(0.03)	(0.59)	(0.62)	20.91	(16.35)(e)	21,915	1.66 (e)	1.66 (e)	0.13 (e)	45
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94 (f)	44,798	1.60 (f)	1.60 (f)	(0.29)(f)	61
Year ended 12/31/20	24.51	0.03	10.41	10.44	(0.16)	(3.06)	(3.22)	31.73	43.25	61,221	1.66	1.66	0.09	65
Class Y
Year ended 12/31/24	22.51	0.48	1.74	2.22	(0.54)	(0.28)	(0.82)	23.91	9.95	251,811	0.71	0.72	2.07	87
Year ended 12/31/23	21.13	0.31	1.40	1.71	(0.33)	—	(0.33)	22.51	8.17	307,044	0.68	0.69	1.46	65
Year ended 12/31/22	25.98	0.26	(4.27)	(4.01)	(0.25)	(0.59)	(0.84)	21.13	(15.51)	345,453	0.68	0.68	1.11	45
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93	562,488	0.63	0.63	0.68	61
Year ended 12/31/20	24.68	0.30	10.48	10.78	(0.44)	(3.06)	(3.50)	31.96	44.69	647,484	0.66	0.66	1.09	65
Class R5
Year ended 12/31/24	22.46	0.48	1.75	2.23	(0.55)	(0.28)	(0.83)	23.86	10.01	319	0.67	0.68	2.11	87
Year ended 12/31/23	21.08	0.32	1.39	1.71	(0.33)	—	(0.33)	22.46	8.22	724	0.65	0.66	1.49	65
Year ended 12/31/22	25.93	0.26	(4.26)	(4.00)	(0.26)	(0.59)	(0.85)	21.08	(15.51)	556	0.64	0.64	1.15	45
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96	688	0.60	0.60	0.71	61
Year ended 12/31/20	24.65	0.31	10.46	10.77	(0.45)	(3.06)	(3.51)	31.91	44.70	1,773	0.64	0.64	1.11	65
Class R6
Year ended 12/31/24	22.47	0.50	1.75	2.25	(0.57)	(0.28)	(0.85)	23.87	10.08	37,030	0.60	0.61	2.18	87
Year ended 12/31/23	21.09	0.33	1.40	1.73	(0.35)	—	(0.35)	22.47	8.29	47,385	0.58	0.59	1.56	65
Year ended 12/31/22	25.94	0.27	(4.26)	(3.99)	(0.27)	(0.59)	(0.86)	21.09	(15.45)	158,063	0.57	0.57	1.22	45
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06	51,316	0.52	0.52	0.79	61
Year ended 12/31/20	24.65	0.33	10.47	10.80	(0.47)	(3.06)	(3.53)	31.92	44.86	55,585	0.56	0.56	1.19	65

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for Class C shares.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% for the years ended
December 31, 2023 and 2022, respectively.

(f)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Convertible Securities Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
12
Invesco Convertible Securities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of
13
Invesco Convertible Securities Fund

the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.
Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $750 million	0.520%
Next $250 million	0.470%
Next $500 million	0.420%
Next $500 million	0.395%
Next $1 billion	0.370%
Over $3 billion	0.345%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $40,619.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $34,894 in front-end sales commissions from the sale of Class A shares and $2,475 and $298 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
14
Invesco Convertible Securities Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$610,919,339	$—	$610,919,339
Preferred Stocks	105,429,194	—	—	105,429,194
Money Market Funds	14,361,199	—	—	14,361,199
Options Purchased	5,692,400	—	—	5,692,400
Total Investments in Securities	125,482,793	610,919,339	—	736,402,132
Other Investments - Liabilities*
Options Written	(162,213)	—	—	(162,213)
Total Investments	$125,320,580	$610,919,339	$—	$736,239,919

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value — Exchange-Traded(a)	$5,692,400
Derivatives not subject to master netting agreements	(5,692,400)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value — Exchange-Traded	$(162,213)
Derivatives not subject to master netting agreements	162,213
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$12,822,630
Options written	97,399
15
Invesco Convertible Securities Fund

Location of Gain (Loss) on Statement of Operations
Equity Risk
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	$(5,093,815)
Options written	153,077
Total	$7,979,291

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written
Average notional value	$49,249,833	$67,255,778	$5,903,250
Average contracts	3,728	114	783

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,635.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$25,822,512	$13,559,165

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$29,867,961
Undistributed long-term capital gain	6,604,552
Net unrealized appreciation — investments	38,520,907
Temporary book/tax differences	(111,889)
Shares of beneficial interest	664,401,138
Total net assets	$739,282,669
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities, deemed dividends and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
16
Invesco Convertible Securities Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $640,967,252 and $793,406,407, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$57,785,955
Aggregate unrealized (depreciation) of investments	(19,265,048)
Net unrealized appreciation of investments	$38,520,907
Cost of investments for tax purposes is $697,719,012.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of deemed dividends, amortization and accretion on debt securities and contingent payment debt instruments, on December 31, 2024, undistributed net investment income was increased by $3,812,874 and undistributed net realized gain was decreased by $3,812,874. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	633,991	$14,678,032	878,866	$18,829,325
Class C	37,484	860,913	73,648	1,568,731
Class Y	2,090,348	48,404,616	1,891,020	40,523,602
Class R5	3,821	85,662	11,624	249,699
Class R6	122,097	2,801,553	634,070	13,498,817
Issued as reinvestment of dividends:
Class A	512,846	12,243,962	236,714	5,064,803
Class C	12,482	296,558	4,014	85,161
Class Y	316,587	7,577,218	164,425	3,522,158
Class R5	693	16,333	410	8,759
Class R6	53,515	1,274,152	115,483	2,470,391
Automatic conversion of Class C shares to Class A shares:
Class A	130,677	2,997,346	128,106	2,722,755
Class C	(131,883)	(2,997,346)	(129,298)	(2,722,755)
Reacquired:
Class A	(3,428,281)	(78,588,012)	(4,092,895)	(87,556,509)
Class C	(136,193)	(3,100,050)	(266,478)	(5,649,489)
Class Y	(5,517,951)	(128,075,574)	(4,764,433)	(102,293,774)
Class R5	(23,384)	(566,217)	(6,161)	(130,919)
Class R6	(733,158)	(16,665,776)	(6,133,933)	(136,873,699)
Net increase (decrease) in share activity	(6,056,309)	$(138,756,630)	(11,254,818)	$(246,682,944)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17
Invesco Convertible Securities Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Convertible Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Convertible Securities Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
18
Invesco Convertible Securities Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	28.04%
Corporate Dividends Received Deduction*	28.22%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	41.69%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$9,059,329
19
Invesco Convertible Securities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco Convertible Securities Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
MS-CSEC-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Income Advantage International Fund
Nasdaq:
A: GTNDX ■ C: GNDCX ■ R: GTNRX ■ Y: GTNYX ■ R5: GNDIX ■ R6:GNDSX

2	Schedule of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–69.79%
Australia–2.82%
AGL Energy Ltd.	1,662	$11,589
ALS Ltd.	1,230	11,449
Ampol Ltd.	117	2,041
ANZ Group Holdings Ltd.	748	13,180
APA Group	630	2,712
Aristocrat Leisure Ltd.	1,282	54,140
Aurizon Holdings Ltd.	858	1,723
BHP Group Ltd.	7,304	178,179
BlueScope Steel Ltd.	1,032	11,933
Brambles Ltd.	3,373	40,116
Cochlear Ltd.	126	22,564
Coles Group Ltd.	2,351	27,444
Commonwealth Bank of Australia	320	30,279
Computershare Ltd.	1,122	23,569
CSL Ltd.	517	90,191
Dexus	520	2,136
Endeavour Group Ltd.	2,648	6,869
Evolution Mining Ltd.	3,792	11,208
Fortescue Ltd.	4,900	55,177
Glencore PLC	29,147	128,369
Goodman Group	1,753	38,534
GPT Group (The)	4,129	11,123
Harvey Norman Holdings Ltd.	380	1,096
Incitec Pivot Ltd.	953	1,724
James Hardie Industries PLC, CDI(a)	822	25,335
Lottery Corp. Ltd. (The)	6,287	19,176
Macquarie Group Ltd.	28	3,829
Mineral Resources Ltd.	82	1,731
Mirvac Group	1,929	2,231
National Australia Bank Ltd.	1,005	23,027
Northern Star Resources Ltd.	2,267	21,539
Orica Ltd.	224	2,296
Origin Energy Ltd.	841	5,665
Pilbara Minerals Ltd.(a)	1,314	1,774
Qantas Airways Ltd.(a)	2,483	13,746
Ramsay Health Care Ltd.	977	20,848
REA Group Ltd.	93	13,379
Reece Ltd.	141	1,948
Rio Tinto Ltd.	1,192	86,435
Rio Tinto PLC	2,529	149,287
Santos Ltd.	3,798	15,727
Scentre Group	12,237	25,904
SEEK Ltd.	159	2,213
SGH Ltd.	96	2,731
Sonic Healthcare Ltd.	1,115	18,597
South32 Ltd.	9,044	18,971
Stockland	4,633	13,742
Telstra Group Ltd.	39,537	97,985
TPG Telecom Ltd.	222	616
Transurban Group	3,352	27,704
Treasury Wine Estates Ltd.	398	2,788
Vicinity Ltd.	1,774	2,299
Washington H Soul Pattinson & Co. Ltd.	27	571
Shares		Value
Australia–(continued)
Wesfarmers Ltd.	1,360	$60,081
Westpac Banking Corp.	628	12,535
WiseTech Global Ltd.	248	18,514
Woodside Energy Group Ltd.	1,414	21,896
Woolworths Group Ltd.	2,986	56,288
		1,568,753
Austria–0.17%
ANDRITZ AG	36	1,827
Erste Group Bank AG	423	26,182
Mondi PLC	1,041	15,498
OMV AG	294	11,402
Raiffeisen Bank International AG	697	14,242
Verbund AG	283	20,508
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	597
voestalpine AG	65	1,234
Wienerberger AG	55	1,524
		93,014
Belgium–0.37%
Ageas S.A./N.V.	225	10,940
Anheuser-Busch InBev S.A./N.V.	1,585	79,351
Colruyt Group N.V	19	715
D’Ieteren Group	10	1,663
Elia Group S.A./N.V.	14	1,077
Groupe Bruxelles Lambert N.V.	194	13,265
KBC Group N.V.	278	21,464
Sofina S.A.	8	1,806
Solvay S.A., Class A	236	7,630
Syensqo S.A.	36	2,629
UCB S.A.	313	62,307
Umicore S.A.	99	1,022
		203,869
Brazil–0.84%
Ambev S.A.	4,206	7,998
B3 S.A. - Brasil, Bolsa, Balcao	4,160	6,912
Banco Bradesco S.A., Preference Shares	9,720	18,276
Banco do Brasil S.A.	7,963	30,878
Centrais Eletricas Brasileiras S.A.	2,082	11,727
Cia Energetica de Minas Gerais, Preference Shares	6,960	12,416
Embraer S.A.(a)	1,695	15,546
Gerdau S.A., Preference Shares	2,502	7,306
Itau Unibanco Holding S.A., Preference Shares	1,716	8,489
Itausa S.A., Preference Shares	1	1
Metalurgica Gerdau S.A., Preference Shares	3,658	6,073
Neoenergia S.A.	2,711	8,293
Petroleo Brasileiro S.A., Preference Shares	29,664	175,447
Vale S.A.	13,889	122,829
WEG S.A.	4,060	34,643
Yara International ASA	80	2,118
		468,952
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
Burkina Faso–0.00%
Endeavour Mining PLC	88	$1,572
Canada–7.36%
Agnico Eagle Mines Ltd.	1,109	86,763
Algonquin Power & Utilities Corp.	3,627	16,098
Alimentation Couche-Tard, Inc.	688	38,156
AltaGas Ltd.	531	12,368
ARC Resources Ltd.	838	15,198
ATCO Ltd., Class I	612	20,257
AtkinsRealis Group, Inc.	260	13,794
Bank of Montreal	654	63,491
Bank of Nova Scotia (The)	2,990	160,561
Barrick Gold Corp.	4,818	74,711
BCE, Inc.	1,151	26,680
Brookfield Asset Management Ltd., Class A	343	18,603
Brookfield Corp.	3,573	205,365
CAE, Inc.(a)	156	3,961
Cameco Corp.	238	12,237
Canadian Imperial Bank of Commerce	1,356	85,778
Canadian National Railway Co.	1,468	149,072
Canadian Natural Resources Ltd.	3,315	102,348
Canadian Pacific Kansas City Ltd.	815	59,011
Canadian Tire Corp. Ltd., Class A	242	25,458
Canadian Utilities Ltd., Class A	65	1,576
CCL Industries, Inc., Class B	335	17,234
Cenovus Energy, Inc.	7,665	116,192
CGI, Inc., Class A	513	56,130
Constellation Software, Inc.	48	148,426
Dollarama, Inc.	926	90,368
Emera, Inc.	569	21,268
Enbridge, Inc.	4,004	169,943
Fairfax Financial Holdings Ltd.	84	116,874
Finning International, Inc.	1,286	34,077
Fortis, Inc.	1,120	46,539
Franco-Nevada Corp.	249	29,261
George Weston Ltd.	271	42,144
GFL Environmental, Inc.	130	5,795
Gildan Activewear, Inc.	359	16,895
Great-West Lifeco, Inc.	411	13,630
Hydro One Ltd.(b)	1,152	35,479
IGM Financial, Inc.	39	1,246
Imperial Oil Ltd.	529	32,602
Intact Financial Corp.	479	87,216
Ivanhoe Mines Ltd., Class A(a)	304	3,608
Keyera Corp.	532	16,270
Kinross Gold Corp.	8,127	75,478
Loblaw Cos. Ltd.	431	56,720
Lumine Group, Inc.(a)(b)	125	3,577
Magna International, Inc.	1,737	72,600
Manulife Financial Corp.	5,493	168,751
Metro, Inc.	868	54,437
National Bank of Canada	475	43,302
Nutrien Ltd.	3,199	143,142
Onex Corp.	89	6,952
Open Text Corp.	1,956	55,355
Pembina Pipeline Corp.	1,035	38,240
Power Corp. of Canada	1,711	53,373
Quebecor, Inc., Class B	420	9,204
Shares		Value
Canada–(continued)
RB Global, Inc.	231	$20,849
Restaurant Brands International, Inc.	322	20,987
RioCan REIT	159	2,022
Rogers Communications, Inc., Class B	123	3,781
Royal Bank of Canada	2,243	270,449
Saputo, Inc.	119	2,069
Shopify, Inc., Class A(a)	600	63,859
South Bow Corp.	1	24
Sun Life Financial, Inc.	933	55,398
Suncor Energy, Inc.	4,942	176,405
TC Energy Corp.	1,569	73,121
Teck Resources Ltd., Class B	998	40,463
TELUS Corp.	1,054	14,291
TFI International, Inc.	122	16,486
Thomson Reuters Corp.	147	23,605
Toronto-Dominion Bank (The)	2,841	151,255
Tourmaline Oil Corp.	161	7,450
West Fraser Timber Co. Ltd.	223	19,322
Wheaton Precious Metals Corp.	588	33,097
WSP Global, Inc.	157	27,629
		4,096,376
Chile–0.01%
Antofagasta PLC	167	3,308
Lundin Mining Corp.	379	3,262
		6,570
China–5.05%
Agricultural Bank of China Ltd., H Shares	19,777	11,224
Akeso, Inc.(a)(b)	1,111	8,646
Alibaba Group Holding Ltd.	25,320	267,971
Autohome, Inc., ADR	268	6,955
Baidu, Inc., A Shares(a)	6,084	64,166
Bank of China Ltd., H Shares	349,078	177,632
Bank of Communications Co. Ltd., H Shares	44,725	36,656
BeiGene Ltd., ADR(a)	67	12,376
Bilibili, Inc.(a)	516	9,339
BOC Hong Kong (Holdings) Ltd.	8,916	28,470
Brilliance China Automotive Holdings Ltd.	21,816	10,632
BYD Co. Ltd., H Shares	2,845	96,767
China CITIC Bank Corp. Ltd., H Shares	42,648	29,418
China Coal Energy Co. Ltd., H Shares	7,369	8,795
China Construction Bank Corp., H Shares	309,820	256,678
China Hongqiao Group Ltd.	32,149	48,249
China Life Insurance Co. Ltd., H Shares	4,754	8,898
China Mengniu Dairy Co. Ltd.	4,467	9,993
China Merchants Bank Co. Ltd., H Shares	5,303	27,068
China Minsheng Banking Corp. Ltd., H Shares	18,706	8,255
China National Building Material Co. Ltd., H Shares	18,009	8,137
China Overseas Land & Investment Ltd.	5,256	8,303
China Pacific Insurance (Group) Co. Ltd., H Shares	4,030	12,965
China Petroleum & Chemical Corp., H Shares	56,974	32,504
China Taiping Insurance Holdings Co. Ltd.	6,567	9,755
China Tower Corp. Ltd., H Shares(b)	138,353	19,870
CITIC Ltd.	19,273	22,620
COSCO SHIPPING Holdings Co. Ltd., H Shares	5,270	8,628
CSPC Pharmaceutical Group Ltd.	15,666	9,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
China–(continued)
ESR Group Ltd.(b)	1,254	$1,924
Far East Horizon Ltd.	12,700	9,250
Geely Automobile Holdings Ltd.	4,629	8,718
Great Wall Motor Co. Ltd.	5,209	9,078
Industrial & Commercial Bank of China Ltd., H Shares	242,330	161,557
JD Logistics, Inc.(a)(b)	5,096	8,305
JD.com, Inc., A Shares	7,073	122,810
KE Holdings, Inc., ADR	1,982	36,508
Kuaishou Technology(a)(b)	1,738	9,117
Li Auto, Inc., A Shares(a)	1,653	19,744
Meituan, B Shares(a)(b)	10,634	206,761
NetEase, Inc.	1,434	25,525
New China Life Insurance Co. Ltd., H Shares	2,929	8,831
New Oriental Education & Technology Group, Inc.	1,162	7,411
NXP Semiconductors N.V.	125	25,981
PetroChina Co. Ltd., H Shares	48,759	38,147
Ping An Insurance (Group) Co. of China Ltd., H Shares	10,263	60,237
Pop Mart International Group Ltd.(b)	1,905	21,782
Postal Savings Bank of China Co. Ltd., H Shares(b)	13,983	8,208
Prosus N.V.	1,314	52,227
Qifu Technology, Inc., ADR	449	17,233
Sino Biopharmaceutical Ltd.	27,608	11,285
Sinopharm Group Co. Ltd., H Shares	8,340	22,747
Smoore International Holdings Ltd.(b)	974	1,656
Tencent Holdings Ltd.	8,509	454,149
Tencent Music Entertainment Group, ADR	2,760	31,326
Topsports International Holdings Ltd.(b)	1,181	450
Trip.com Group Ltd.(a)	364	25,051
Vipshop Holdings Ltd., ADR	2,355	31,722
Weibo Corp., ADR	919	8,776
Wharf (Holdings) Ltd. (The)	507	1,423
Wilmar International Ltd.	6,613	15,010
Xinyi Glass Holdings Ltd.	819	825
Yangzijiang Shipbuilding Holdings Ltd.	4,262	9,316
Yum China Holdings, Inc.	516	24,856
Zhejiang Expressway Co. Ltd., H Shares	11,214	8,038
Zijin Mining Group Co. Ltd., H Shares	3,847	6,943
ZTO Express (Cayman), Inc., ADR	1,747	34,154
		2,807,601
Colombia–0.01%
Bancolombia S.A., Preference Shares	842	6,719
Czech Republic–0.04%
CEZ A.S.	509	20,036
Denmark–1.47%
A.P. Moller - Maersk A/S, Class B	29	48,249
Ambu A/S, Class B	91	1,317
Ascendis Pharma A/S, ADR(a)	28	3,855
Carlsberg A/S, Class B	48	4,610
Coloplast A/S, Class B	70	7,669
Danske Bank A/S	333	9,441
Demant A/S(a)	403	14,833
DSV A/S	99	21,084
Genmab A/S(a)	180	37,592
Shares		Value
Denmark–(continued)
GN Store Nord A/S(a)	64	$1,192
H. Lundbeck A/S	163	936
ISS A/S	91	1,665
Jyske Bank A/S	136	9,660
Novo Nordisk A/S, Class B	6,644	573,256
Novonesis (Novozymes) B, Class B	422	23,913
Orsted A/S(a)(b)	93	4,199
Pandora A/S	208	38,055
ROCKWOOL A/S, Class B	5	1,779
Tryg A/S	505	10,653
Vestas Wind Systems A/S(a)	480	6,584
		820,542
Finland–0.43%
Elisa OYJ	226	9,809
Fortum OYJ	212	2,968
Kesko OYJ, Class B	170	3,207
Kone OYJ, Class B	484	23,595
Metso OYJ	342	3,184
Neste OYJ	207	2,620
Nokia OYJ	6,980	30,875
Nordea Bank Abp	6,243	68,116
Orion OYJ, Class B	64	2,839
Sampo OYJ	1,025	41,866
Stora Enso OYJ, Class R	366	3,683
UPM-Kymmene OYJ	670	18,425
Wartsila OYJ Abp	1,725	30,572
		241,759
France–4.56%
Accor S.A.	111	5,399
Aeroports de Paris S.A.	16	1,852
Air Liquide S.A.	835	135,737
Airbus SE	293	46,918
Alstom S.A.(a)	1,045	23,317
Amundi S.A.(b)	31	2,063
Arkema S.A.	126	9,588
AXA S.A.	3,080	109,616
Ayvens S.A.(b)	121	818
bioMerieux	20	2,141
BNP Paribas S.A.	3,248	199,417
Bollore SE	343	2,109
Bouygues S.A.	882	26,116
Bureau Veritas S.A.	395	12,000
Canal+ France S.A.(a)	350	889
Capgemini SE	464	75,784
Carrefour S.A.	3,596	51,181
Cie de Saint-Gobain S.A.	391	34,745
Cie Generale des Etablissements Michelin S.C.A.	1,567	51,563
Covivio S.A.	47	2,382
Credit Agricole S.A.	3,355	46,163
Danone S.A.	1,093	73,865
Dassault Aviation S.A.	8	1,635
Dassault Systemes SE	324	11,212
Edenred SE	122	4,011
Eiffage S.A.	508	44,547
ENGIE S.A.	5,322	84,404
EssilorLuxottica S.A.	629	153,432
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
France–(continued)
Eurazeo SE	20	$1,492
Forvia SE	71	639
Gecina S.A.	36	3,373
Getlink SE	168	2,679
Hermes International S.C.A.	13	31,192
Imerys S.A.	18	525
Ipsen S.A.	98	11,233
JCDecaux SE(a)	32	502
Kering S.A.	92	22,723
Klepierre S.A.	534	15,379
La Francaise des Jeux SACA(b)	56	2,156
Legrand S.A.	489	47,566
L’Oreal S.A.	356	126,025
Louis Hachette Group(a)	350	547
LVMH Moet Hennessy Louis Vuitton SE	197	129,585
Orange S.A.	10,074	100,516
Pernod Ricard S.A.	179	20,225
Publicis Groupe S.A.	208	22,143
Remy Cointreau S.A.	11	666
Renault S.A.	99	4,820
Rexel S.A.	779	19,841
Rubis S.C.A.	41	1,012
Safran S.A.	425	93,121
Sartorius Stedim Biotech	13	2,538
Schneider Electric SE	520	129,457
SCOR SE	80	1,960
SEB S.A.	13	1,175
Societe BIC S.A.	12	792
Societe Generale S.A.	1,247	34,998
Sodexo S.A.	41	3,383
Teleperformance SE	142	12,180
Thales S.A.	118	16,944
TotalEnergies SE	3,867	215,449
Unibail-Rodamco-Westfield SE	635	47,825
Valeo SE	106	1,020
Veolia Environnement S.A.	655	18,378
Vinci S.A.	1,714	176,467
Vivendi SE	350	926
Wendel SE	12	1,156
Worldline S.A.(a)(b)	105	923
		2,536,435
Germany–5.23%
adidas AG	338	83,136
Allianz SE	799	245,583
BASF SE	1,189	52,139
Bayer AG	2,395	47,840
Bayerische Motoren Werke AG	1,026	83,916
Bechtle AG	40	1,283
Beiersdorf AG	168	21,632
Brenntag SE	428	25,739
Carl Zeiss Meditec AG, BR	19	890
Commerzbank AG	2,365	38,839
Continental AG	231	15,566
Covestro AG(a)(b)	93	5,402
Daimler Truck Holding AG	250	9,576
Deutsche Bank AG	4,835	83,437
Deutsche Boerse AG	303	69,798
Shares		Value
Germany–(continued)
Deutsche Lufthansa AG	1,733	$11,137
Deutsche Post AG	2,023	71,417
Deutsche Telekom AG	19,401	581,314
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	43	2,606
DWS Group GmbH & Co. KGaA(b)	22	909
E.ON SE	10,615	123,644
Evonik Industries AG	713	12,393
Fraport AG Frankfurt Airport Services Worldwide(a)	19	1,156
Fresenius Medical Care AG	593	27,000
Fresenius SE & Co. KGaA(a)	1,678	58,245
FUCHS SE, Preference Shares	38	1,642
GEA Group AG	257	12,766
Hannover Rueck SE	91	22,788
Heidelberg Materials AG	473	58,445
Henkel AG & Co. KGaA, Preference Shares	571	50,111
HOCHTIEF AG	8	1,074
HUGO BOSS AG	28	1,287
Infineon Technologies AG	636	20,760
KION Group AG	34	1,123
Knorr-Bremse AG	242	17,565
LEG Immobilien SE	36	3,053
Mercedes-Benz Group AG	2,191	122,152
Merck KGaA	131	19,063
MTU Aero Engines AG	55	18,370
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	198	100,092
Nemetschek SE	28	2,720
Porsche Automobil Holding SE, Preference Shares	522	19,669
Puma SE	48	2,207
Rational AG	2	1,713
Rheinmetall AG	41	26,195
RWE AG	1,827	54,651
SAP SE	1,433	352,481
Sartorius AG, Preference Shares	12	2,667
Scout24 SE(b)	152	13,412
Siemens AG	369	71,953
Siemens Energy AG, Class A(a)	1,894	100,518
Siemens Healthineers AG(b)	132	6,970
Suedzucker AG	31	333
Symrise AG	155	16,534
Talanx AG(a)	30	2,552
thyssenkrupp AG	242	982
United Internet AG	42	683
Volkswagen AG, Preference Shares	892	82,300
Vonovia SE	729	22,193
Wacker Chemie AG	8	582
Zalando SE(a)(b)	114	3,814
		2,910,017
Greece–0.10%
Alpha Services and Holdings S.A.	4,433	7,399
Eurobank Ergasias Services and Holdings S.A.	5,951	13,716
Hellenic Telecommunications Organization S.A.	748	11,517
JUMBO S.A.	470	12,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
Greece–(continued)
National Bank of Greece S.A.	1,007	$7,973
		53,029
Guatemala–0.00%
Millicom International Cellular S.A., SDR(a)	58	1,424
Hong Kong–1.07%
AIA Group Ltd.	17,488	125,614
ASMPT Ltd.	165	1,578
Cathay Pacific Airways Ltd.	7,460	9,152
CK Asset Holdings Ltd.	12,485	50,956
CK Hutchison Holdings Ltd.	10,283	54,669
CK Infrastructure Holdings Ltd.	323	2,398
CLP Holdings Ltd.	3,530	29,607
DFI Retail Group Holdings Ltd.	161	372
Futu Holdings Ltd., ADR	160	12,798
Hang Lung Properties Ltd.	890	709
Hang Seng Bank Ltd.	301	3,687
Henderson Land Development Co. Ltd.	2,727	8,267
HK Electric Investments & HK Electric Investments Ltd.	1,130	771
HKT Trust & HKT Ltd.	5,008	6,185
Hong Kong & China Gas Co. Ltd. (The)	9,929	7,911
Hong Kong Exchanges & Clearing Ltd.	1,077	40,311
Hongkong Land Holdings Ltd.	488	2,173
Jardine Matheson Holdings Ltd.	979	40,073
Kerry Properties Ltd.	303	605
Link REIT	1,267	5,328
Man Wah Holdings Ltd.	820	506
Melco Resorts & Entertainment Ltd., ADR(a)	215	1,245
MTR Corp. Ltd.	840	2,918
New World Development Co. Ltd.	726	479
PCCW Ltd.	2,084	1,212
Power Assets Holdings Ltd.	2,109	14,688
Prudential PLC	1,298	10,301
Sino Land Co. Ltd.	8,504	8,581
Sun Hung Kai Properties Ltd.	5,579	53,086
Swire Pacific Ltd., Class A	3,803	34,393
Techtronic Industries Co. Ltd.	2,417	31,774
WH Group Ltd.	34,743	26,774
Wharf Real Estate Investment Co. Ltd.	2,842	7,229
		596,350
Hungary–0.04%
OTP Bank Nyrt.	438	23,938
India–1.17%
Dr. Reddy’s Laboratories Ltd., ADR	1,680	26,527
HDFC Bank Ltd., ADR	1,199	76,568
Hindustan Unilever Ltd.	626	17,002
ICICI Bank Ltd., ADR	3,632	108,451
Infosys Ltd., ADR	3,743	82,047
Kotak Mahindra Bank Ltd.	612	12,739
Larsen & Toubro Ltd.	1,925	80,916
MakeMyTrip Ltd.(a)	88	9,881
OLA Electric Mobility Ltd.(a)	8,992	8,946
One 97 Communications Ltd.	784	9,281
Rail Vikas Nigam Ltd.(b)	1,798	8,837
Reliance Industries Ltd.	3,457	48,960
Sun Pharmaceutical Industries Ltd.	1,530	33,670
Shares		Value
India–(continued)
Suzlon Energy Ltd.(a)	10,369	$7,509
Tata Consultancy Services Ltd.	2,147	102,458
Tata Power Co. Ltd. (The)	2,271	10,381
Wipro Ltd., ADR	2,478	8,772
		652,945
Indonesia–0.17%
PT Astra International Tbk	38,771	11,786
PT Bank Central Asia Tbk	72,440	43,420
PT Indofood Sukses Makmur Tbk	17,797	8,511
PT Telkom Indonesia (Persero) Tbk	148,894	24,923
PT United Tractors Tbk	5,173	8,598
		97,238
Ireland–0.19%
AerCap Holdings N.V.	189	18,087
AIB Group PLC	2,992	16,546
Bank of Ireland Group PLC	2,331	21,257
Flutter Entertainment PLC(a)	86	22,237
Glanbia PLC	93	1,284
Kerry Group PLC, Class A	201	19,386
Kingspan Group PLC	76	5,525
		104,322
Israel–0.44%
Azrieli Group Ltd.	22	1,816
Bank Hapoalim B.M.	3,400	41,045
Bank Leumi le-Israel B.M.	3,260	38,785
Check Point Software Technologies Ltd.(a)	213	39,767
Elbit Systems Ltd.	12	3,147
ICL Group Ltd.	2,406	11,883
Israel Discount Bank Ltd., Class A	2,887	19,750
Mizrahi Tefahot Bank Ltd.	302	13,073
Nice Ltd.(a)	79	13,416
Teva Pharmaceutical Industries Ltd., ADR(a)	1,136	25,037
Wix.com Ltd.(a)	164	35,186
		242,905
Italy–1.38%
A2A S.p.A.	4,710	10,458
Amplifon S.p.A.	60	1,546
Assicurazioni Generali S.p.A.	1,647	46,597
Banca Mediolanum S.p.A.	221	2,634
Banco BPM S.p.A.	1,375	11,133
Brembo N.V.	73	688
Buzzi S.p.A.	207	7,641
Coca-Cola HBC AG	99	3,382
Davide Campari-Milano N.V.	247	1,546
DiaSorin S.p.A.	10	1,031
Enel S.p.A.	17,313	123,549
Eni S.p.A.	1,832	25,059
Ferrari N.V.	118	50,350
FinecoBank Banca Fineco S.p.A.	300	5,236
Hera S.p.A.	2,450	8,721
Infrastrutture Wireless Italiane S.p.A.(b)	168	1,707
Intesa Sanpaolo S.p.A.	32,623	130,845
Italgas S.p.A.	224	1,257
Leonardo S.p.A.	197	5,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
Italy–(continued)
Mediobanca Banca di Credito Finanziario S.p.A.	833	$12,165
Moncler S.p.A.	106	5,596
Nexi S.p.A.(a)(b)	281	1,564
Pirelli & C. S.p.A.(b)	114	647
Poste Italiane S.p.A.(b)	545	7,708
Prada S.p.A.	272	2,093
Prysmian S.p.A.	708	45,309
Recordati Industria Chimica e Farmaceutica S.p.A.	48	2,516
Ryanair Holdings PLC, ADR	120	5,231
Snam S.p.A.	2,759	12,230
Telecom Italia S.p.A.(a)	6,873	1,757
Terna S.p.A.	2,725	21,532
UniCredit S.p.A.	5,279	211,415
		768,443
Japan–10.44%
ABC-MART, Inc.	49	989
ACOM Co. Ltd.	231	559
Advantest Corp.	665	37,811
AEON Co. Ltd.	743	17,389
AGC, Inc.	580	16,942
Aisin Corp.	1,287	14,379
Ajinomoto Co., Inc.	804	32,731
Amada Co. Ltd.	192	1,867
ANA Holdings, Inc.	450	8,167
Asahi Group Holdings Ltd.	4,301	45,120
Asahi Intecc Co. Ltd.	113	1,833
Asahi Kasei Corp.	2,744	18,907
ASICS Corp.	1,768	34,490
Astellas Pharma, Inc.	4,031	39,144
Bandai Namco Holdings, Inc.	697	16,620
Bridgestone Corp.	1,441	48,436
Brother Industries Ltd.	904	15,292
Canon Marketing Japan, Inc.	28	912
Canon, Inc.	2,213	71,882
Capcom Co. Ltd.	176	3,829
Central Japan Railway Co.	3,457	64,872
Chiba Bank Ltd. (The)	269	2,073
Chubu Electric Power Co., Inc.	2,095	21,979
Chugai Pharmaceutical Co. Ltd.	1,048	46,197
Concordia Financial Group Ltd.	513	2,821
CyberAgent, Inc.	214	1,473
Dai Nippon Printing Co. Ltd.	212	2,967
Daifuku Co. Ltd.	159	3,267
Dai-ichi Life Holdings, Inc.	1,704	45,405
Daiichi Sankyo Co. Ltd.	1,862	50,950
Daikin Industries Ltd.	208	24,270
Daito Trust Construction Co. Ltd.	293	32,756
Daiwa House Industry Co. Ltd.	989	30,363
Daiwa Securities Group, Inc.	1,748	11,535
Denso Corp.	2,776	38,273
Dentsu Group, Inc.	112	2,691
Disco Corp.	44	11,672
East Japan Railway Co.	1,069	18,933
Ebara Corp.	240	3,682
Eisai Co. Ltd.	133	3,622
ENEOS Holdings, Inc.	8,275	43,412
Shares		Value
Japan–(continued)
FANUC Corp.	827	$21,604
Fast Retailing Co. Ltd.	231	77,926
Fuji Electric Co. Ltd.	69	3,689
FUJIFILM Holdings Corp.	1,322	27,352
Fujitsu Ltd.	3,584	62,959
Fukuoka Financial Group, Inc.	83	2,066
GMO Payment Gateway, Inc.	22	1,109
Hakuhodo DY Holdings, Inc.	185	1,401
Hamamatsu Photonics K.K.	152	1,691
Hankyu Hanshin Holdings, Inc.	117	3,050
Hikari Tsushin, Inc.	64	13,891
Hirose Electric Co. Ltd.	17	1,987
Hitachi Construction Machinery Co. Ltd.	55	1,219
Hitachi Ltd.	9,338	228,688
Honda Motor Co. Ltd.	3,567	33,961
Hoshizaki Corp.	66	2,595
Hoya Corp.	387	48,029
Hulic Co. Ltd.	202	1,755
IBIDEN Co. Ltd.	59	1,755
Idemitsu Kosan Co. Ltd.	503	3,313
IHI Corp.	427	24,963
Iida Group Holdings Co. Ltd.	76	1,143
Inpex Corp.	4,022	50,603
Isetan Mitsukoshi Holdings Ltd.	195	3,348
Isuzu Motors Ltd.	1,362	18,528
ITOCHU Corp.	1,553	76,368
Japan Airlines Co. Ltd.	654	10,310
Japan Exchange Group, Inc.	498	5,525
Japan Post Bank Co. Ltd.	640	6,049
Japan Post Holdings Co. Ltd.	3,299	31,069
Japan Post Insurance Co. Ltd.	102	1,874
Japan Real Estate Investment Corp.	5	3,431
Japan Tobacco, Inc.	2,163	55,487
JFE Holdings, Inc.	1,688	19,007
Kajima Corp.	225	4,076
Kansai Electric Power Co., Inc. (The)	3,828	42,429
Kao Corp.	1,024	41,433
Kawasaki Heavy Industries Ltd.	298	13,575
KDDI Corp.	2,920	93,004
Keio Corp.	50	1,217
Keisei Electric Railway Co. Ltd.	204	1,832
Keyence Corp.	176	71,539
Kikkoman Corp.	370	4,109
Kintetsu Group Holdings Co. Ltd.	417	8,746
Kirin Holdings Co. Ltd.	1,773	23,021
Kobe Bussan Co. Ltd.	111	2,426
Koito Manufacturing Co. Ltd.	97	1,228
Komatsu Ltd.	436	11,878
Konami Group Corp.	153	14,316
KOSE Corp.	18	819
Kubota Corp.	500	5,792
Kuraray Co. Ltd.	482	6,904
Kurita Water Industries Ltd.	53	1,846
Kyocera Corp.	4,148	41,114
Kyowa Kirin Co. Ltd.	562	8,451
Kyushu Electric Power Co., Inc.	1,778	15,904
Kyushu Railway Co.	66	1,609
Lasertec Corp.	41	3,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Lixil Corp.	149	$1,626
LY Corp.	1,335	3,530
M3, Inc.	214	1,854
Makita Corp.	374	11,373
Marubeni Corp.	2,940	44,125
Marui Group Co. Ltd.	85	1,356
Mazda Motor Corp.	4,646	31,679
McDonald’s Holdings Co. (Japan) Ltd.	257	10,095
Medipal Holdings Corp.	1,074	16,152
MEIJI Holdings Co. Ltd.	122	2,481
MINEBEA MITSUMI, Inc.	198	3,172
MISUMI Group, Inc.	150	2,306
Mitsubishi Chemical Group Corp.	3,983	20,117
Mitsubishi Corp.	1,684	27,553
Mitsubishi Electric Corp.	1,464	24,721
Mitsubishi Estate Co. Ltd.	2,433	33,774
Mitsubishi Gas Chemical Co., Inc.	78	1,384
Mitsubishi HC Capital, Inc.	407	2,682
Mitsubishi Heavy Industries Ltd.	9,620	134,141
Mitsubishi Motors Corp.	280	936
Mitsubishi UFJ Financial Group, Inc.	22,141	258,490
Mitsui & Co. Ltd.	2,095	43,448
Mitsui Chemicals, Inc.	89	1,943
Mitsui Fudosan Co. Ltd.	2,091	16,722
Mitsui OSK Lines Ltd.	709	24,672
Mizuho Financial Group, Inc.	3,374	82,368
MonotaRO Co. Ltd.	130	2,209
MS&AD Insurance Group Holdings, Inc.	2,077	44,858
Murata Manufacturing Co. Ltd.	2,526	40,075
NEC Corp.	294	25,160
Nexon Co. Ltd.	223	3,317
NGK Insulators Ltd.	821	10,366
NH Foods Ltd.	44	1,424
Nidec Corp.	1,010	18,141
Nikon Corp.	149	1,535
Nintendo Co. Ltd.	1,068	62,202
Nippon Building Fund, Inc.	14	10,885
Nippon Express Holdings, Inc.	48	728
Nippon Paint Holdings Co. Ltd.	473	3,054
Nippon Prologis REIT, Inc.	1	1,418
Nippon Sanso Holdings Corp.	98	2,719
Nippon Steel Corp.	3,934	79,056
Nippon Telegraph & Telephone Corp.	148,110	147,942
Nippon Yusen K.K.	1,354	45,066
Nissan Chemical Corp.	64	1,995
Nissan Motor Co. Ltd.	13,544	41,077
Nisshin Seifun Group, Inc.	105	1,224
Nissin Foods Holdings Co. Ltd.	115	2,778
Niterra Co. Ltd.	81	2,581
Nitori Holdings Co. Ltd.	43	5,095
Nitto Denko Corp.	1,141	19,076
Nomura Holdings, Inc.	1,382	8,018
Nomura Real Estate Holdings, Inc.	59	1,456
Nomura Real Estate Master Fund, Inc.	9	7,862
Nomura Research Institute Ltd.	733	21,522
NTT DATA Group Corp.	315	5,990
Obayashi Corp.	1,013	13,338
OBIC Co. Ltd.	170	5,059
Shares		Value
Japan–(continued)
Odakyu Electric Railway Co. Ltd.	813	$7,486
Oji Holdings Corp.	2,647	10,117
Olympus Corp.	4,008	59,840
Omron Corp.	377	12,694
Ono Pharmaceutical Co. Ltd.	1,736	18,074
Oriental Land Co. Ltd.	922	19,875
ORIX Corp.	2,764	59,381
Osaka Gas Co. Ltd.	488	10,673
Otsuka Corp.	122	2,790
Otsuka Holdings Co. Ltd.	1,051	57,174
Pan Pacific International Holdings Corp.	209	5,678
Panasonic Holdings Corp.	7,209	73,680
Rakuten Group, Inc.(a)	634	3,416
Recruit Holdings Co. Ltd.	3,788	263,296
Renesas Electronics Corp.	4,642	58,745
Resona Holdings, Inc.	2,641	19,038
Resonac Holdings Corp.	92	2,291
Ricoh Co. Ltd.	1,244	14,128
Rinnai Corp.	53	1,089
Rohm Co. Ltd.	204	1,895
Ryohin Keikaku Co. Ltd.	139	3,165
Santen Pharmaceutical Co. Ltd.	1,286	13,167
SBI Holdings, Inc.	714	17,933
SECOM Co. Ltd.	494	16,776
Sega Sammy Holdings, Inc.	626	12,133
Seibu Holdings, Inc.	114	2,319
Seiko Epson Corp.	868	15,661
Sekisui Chemical Co. Ltd.	709	12,140
Sekisui House Ltd.	1,081	25,775
Seven & i Holdings Co. Ltd.	1,955	30,650
SG Holdings Co. Ltd.	113	1,080
Sharp Corp.(a)	59	366
Shimadzu Corp.	122	3,415
SHIMAMURA Co. Ltd.	23	1,279
Shimano, Inc.	38	5,112
Shimizu Corp.	303	2,393
Shin-Etsu Chemical Co. Ltd.	1,997	65,775
Shionogi & Co. Ltd.	2,037	28,569
Shiseido Co. Ltd.	206	3,643
SMC Corp.	41	15,921
SoftBank Corp.	53,049	66,966
SoftBank Group Corp.	694	39,659
Sojitz Corp.	1,145	23,335
Sompo Holdings, Inc.	1,201	31,118
Sony Group Corp.	5,614	118,318
Square Enix Holdings Co. Ltd.	43	1,670
Stanley Electric Co. Ltd.	64	1,050
Subaru Corp.	1,901	33,778
SUMCO Corp.	196	1,443
Sumitomo Chemical Co. Ltd.	692	1,527
Sumitomo Corp.	3,002	64,967
Sumitomo Electric Industries Ltd.	922	16,483
Sumitomo Heavy Industries Ltd.	59	1,204
Sumitomo Metal Mining Co. Ltd.	122	2,781
Sumitomo Mitsui Financial Group, Inc.	7,338	176,114
Sumitomo Mitsui Trust Group, Inc.	1,061	24,784
Sumitomo Realty & Development Co. Ltd.	147	4,572
Sundrug Co. Ltd.	36	916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Suntory Beverage & Food Ltd.	66	$2,097
Suzuki Motor Corp.	684	7,664
Sysmex Corp.	282	5,170
T&D Holdings, Inc.	973	17,810
Taisei Corp.	300	12,570
Takeda Pharmaceutical Co. Ltd.	2,163	57,260
TDK Corp.	1,417	18,249
Terumo Corp.	1,225	23,649
Tobu Railway Co. Ltd.	98	1,592
Toho Co. Ltd.	56	2,188
Tohoku Electric Power Co., Inc.	1,971	14,792
Tokio Marine Holdings, Inc.	2,420	86,849
Tokyo Century Corp.	68	687
Tokyo Electric Power Co. Holdings, Inc.(a)	2,070	6,187
Tokyo Electron Ltd.	220	33,070
Tokyo Gas Co. Ltd.	797	22,082
Tokyo Tatemono Co. Ltd.	95	1,568
Tokyu Corp.	1,073	11,435
Tokyu Fudosan Holdings Corp.	303	1,849
TOPPAN Holdings, Inc.	442	11,725
Toray Industries, Inc.	2,029	12,847
Tosoh Corp.	736	9,837
TOTO Ltd.	73	1,749
Toyota Industries Corp.	290	23,323
Toyota Motor Corp.	7,333	143,179
Toyota Tsusho Corp.	1,449	25,625
Trend Micro, Inc.	281	15,150
Tsuruha Holdings, Inc.	20	1,105
Unicharm Corp.	1,863	15,359
USS Co. Ltd.	222	1,927
Welcia Holdings Co. Ltd.	51	664
West Japan Railway Co.	230	4,074
Yakult Honsha Co. Ltd.	134	2,538
Yamaha Corp.	204	1,451
Yamaha Motor Co. Ltd.	437	3,850
Yamato Holdings Co. Ltd.	67	753
Yamazaki Baking Co. Ltd.	67	1,247
Yaskawa Electric Corp.	120	3,062
Yokogawa Electric Corp.	119	2,531
ZOZO, Inc.	362	11,149
		5,808,525
Jordan–0.00%
Hikma Pharmaceuticals PLC	77	1,920
Kuwait–0.06%
Kuwait Finance House K.S.C.P.	5,977	14,457
Mobile Telecommunications Co. K.S.C.P.	5,205	7,918
National Bank of Kuwait S.A.K.P.	4,070	11,824
		34,199
Luxembourg–0.10%
ArcelorMittal S.A.	1,753	40,730
Eurofins Scientific SE	265	13,515
RTL Group S.A.	19	524
		54,769
Macau–0.02%
Galaxy Entertainment Group Ltd.	1,332	5,607
Shares		Value
Macau–(continued)
Sands China Ltd.(a)	1,290	$3,435
Wynn Macau Ltd.	802	553
		9,595
Malaysia–0.20%
CIMB Group Holdings Bhd.	9,033	16,549
Gamuda Bhd.	8,286	8,772
Malayan Banking Bhd.	18,782	43,003
MISC Bhd.	6,749	11,466
Public Bank Bhd.	10,071	10,266
RHB Bank Bhd.	5,676	8,224
Tenaga Nasional Bhd.	3,192	10,661
		108,941
Mexico–0.21%
America Movil S.A.B. de C.V., Class B	39,328	28,198
Arca Continental S.A.B. de C.V.	1,408	11,665
CEMEX S.A.B. de C.V., Series CPO	12,841	7,193
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	1,567	12,174
Fibra Uno Administracion S.A. de C.V.	15,754	15,655
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	994	8,471
Fresnillo PLC	94	729
Grupo Mexico S.A.B. de C.V., Class B	3,029	14,371
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,193	16,303
		114,759
Netherlands–1.59%
ABN AMRO Bank N.V., CVA(b)	1,885	29,088
Adyen N.V.(a)(b)	15	22,291
Aegon Ltd.	686	4,082
Akzo Nobel N.V.	256	15,366
argenx SE(a)	66	41,020
ASM International N.V.	23	13,298
ASML Holding N.V.	195	136,585
ASR Nederland N.V.	412	19,595
BE Semiconductor Industries N.V.	38	5,209
Euronext N.V.(b)	115	12,902
EXOR N.V.	415	38,045
Havas N.V.(a)	350	588
Heineken Holding N.V.	343	20,565
Heineken N.V.	238	16,962
IMCD N.V.	27	4,012
ING Groep N.V.	9,530	149,350
JDE Peet’s N.V.	63	1,082
Koninklijke Ahold Delhaize N.V.	3,657	119,509
Koninklijke KPN N.V.	13,269	48,385
Koninklijke Philips N.V.(a)	2,013	50,992
Koninklijke Vopak N.V.	34	1,497
NN Group N.V.	342	14,914
OCI N.V.	57	638
Randstad N.V.	371	15,620
Topicus.com, Inc.	20	1,691
Universal Music Group N.V.	468	11,971
Wolters Kluwer N.V.	540	89,718
		884,975
New Zealand–0.11%
Auckland International Airport Ltd.	2,787	13,549
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
New Zealand–(continued)
Fisher & Paykel Healthcare Corp. Ltd.	1,173	$25,212
Meridian Energy Ltd.	652	2,154
Spark New Zealand Ltd.	880	1,452
Xero Ltd.(a)	153	15,922
		58,289
Norway–0.37%
Aker BP ASA	194	3,814
DNB Bank ASA	1,527	30,486
Equinor ASA	3,153	74,786
Gjensidige Forsikring ASA	737	13,019
Kongsberg Gruppen ASA	200	22,501
Mowi ASA	217	3,719
Norsk Hydro ASA	2,471	13,592
Orkla ASA	1,359	11,757
SalMar ASA	26	1,236
Schibsted ASA, Class A	332	10,263
Storebrand ASA	212	2,261
Telenor ASA	1,758	19,614
Var Energi ASA	385	1,202
		208,250
Peru–0.02%
Credicorp Ltd.	61	11,183
Philippines–0.03%
International Container Terminal Services, Inc.	2,311	15,383
Poland–0.04%
Asseco Poland S.A.	326	7,573
LPP S.A.	4	15,050
		22,623
Portugal–0.02%
EDP S.A.	1,488	4,760
Galp Energia SGPS S.A.	213	3,530
Jeronimo Martins SGPS S.A.	134	2,559
		10,849
Qatar–0.14%
Industries Qatar Q.S.C.	7,082	25,806
Ooredoo Q.P.S.C.	3,441	10,918
Qatar Electricity and Water Co. Q.P.S.C.	3,606	15,546
Qatar National Bank Q.P.S.C.	5,370	25,496
		77,766
Russia–0.00%
Tatneft PJSC, ADR(c)	576	0
X5 Retail Group N.V., GDR(a)(b)(c)	422	0
		0
Saudi Arabia–0.32%
ACWA Power Co.	384	41,074
Al Rajhi Bank	449	11,286
Al Rajhi Co. for Cooperative Insurance(a)	194	8,859
Banque Saudi Fransi	2,198	9,249
Saudi Arabian Mining Co.(a)	897	11,987
Saudi Arabian Oil Co.(b)	5,012	37,414
Saudi Basic Industries Corp.	1,382	24,638
Saudi Electricity Co.	2,599	11,678
Shares		Value
Saudi Arabia–(continued)
Saudi National Bank (The)	861	$7,640
Saudi Telecom Co.	1,438	15,309
		179,134
Singapore–1.10%
CapitaLand Ascendas REIT	6,382	11,985
CapitaLand Integrated Commercial Trust	2,540	3,582
CapitaLand Investment Ltd.	2,521	4,833
City Developments Ltd.	230	860
DBS Group Holdings Ltd.	3,482	111,582
Genting Singapore Ltd.	2,773	1,556
Jardine Cycle & Carriage Ltd.	45	934
Keppel Ltd.	3,265	16,358
Oversea-Chinese Banking Corp. Ltd.	8,290	101,246
Sea Ltd., ADR(a)	1,832	194,375
Sembcorp Industries Ltd.	444	1,796
Singapore Airlines Ltd.	5,614	26,467
Singapore Exchange Ltd.	2,850	26,567
Singapore Technologies Engineering Ltd.	3,546	12,100
Singapore Telecommunications Ltd.	16,997	38,291
STMicroelectronics N.V.	311	7,738
United Overseas Bank Ltd.	2,049	54,413
		614,683
South Africa–0.55%
Absa Group Ltd.	1,626	16,298
Anglo American PLC	2,502	73,977
Bidvest Group Ltd. (The)	579	8,082
Capitec Bank Holdings Ltd.	165	27,411
Clicks Group Ltd.	483	9,554
FirstRand Ltd.	3,102	12,443
Foschini Group Ltd. (The)	948	8,427
Gold Fields Ltd.	574	7,510
Growthpoint Properties Ltd.	12,973	8,717
Harmony Gold Mining Co. Ltd.	1,036	8,304
Investec Ltd.	1,281	8,482
Life Healthcare Group Holdings Ltd.	10,462	9,085
Mr Price Group Ltd.	240	3,740
Naspers Ltd.	72	15,945
Nedbank Group Ltd.	922	13,793
Remgro Ltd.	1,857	15,225
Sanlam Ltd.	1,817	8,371
Sasol Ltd.	1,232	5,425
Shoprite Holdings Ltd.	1,048	16,298
Standard Bank Group Ltd.	1,001	11,756
Tiger Brands Ltd.	590	9,073
Woolworths Holdings Ltd.	3,165	10,437
		308,353
South Korea–1.11%
Amorepacific Corp.	15	1,062
Celltrion, Inc.	77	9,704
CJ CheilJedang Corp.	4	689
Coway Co. Ltd.	15	677
DB Insurance Co. Ltd.	128	8,893
Delivery Hero SE(a)(b)	90	2,539
Doosan Enerbility Co. Ltd.(a)	219	2,575
Ecopro BM Co. Ltd.(a)	24	1,757
Ecopro Co. Ltd.(a)	45	1,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
South Korea–(continued)
Ecopro Materials Co. Ltd.(a)	12	$523
Hana Financial Group, Inc.	252	9,642
Hankook Tire & Technology Co. Ltd.	36	930
Hanmi Pharm Co. Ltd.	3	567
HD Hyundai Co. Ltd.	22	1,180
HD Hyundai Heavy Industries Co. Ltd.(a)	10	1,937
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	83	12,765
HMM Co. Ltd.	215	2,568
Hyundai Glovis Co. Ltd.	171	13,641
Hyundai Mobis Co. Ltd.	180	28,627
Hyundai Motor Co.	61	8,660
Hyundai Steel Co.	551	7,809
Industrial Bank of Korea	1,057	10,247
Kakao Corp.	151	3,870
KakaoBank Corp.	111	1,568
KB Financial Group, Inc.	226	12,726
Kia Corp.	817	55,286
Korea Aerospace Industries Ltd.	35	1,301
Korea Electric Power Corp.(a)	83	1,124
Korea Zinc Co. Ltd.	3	2,032
Korean Air Lines Co. Ltd.	63	959
Krafton, Inc.(a)	14	2,950
KT&G Corp.	215	15,557
Kumho Petrochemical Co. Ltd.	7	429
L&F Co. Ltd.(a)	12	649
LG Chem Ltd.	21	3,518
LG Corp.	571	27,667
LG Display Co. Ltd.(a)	164	1,001
LG Electronics, Inc.	367	20,620
LG Energy Solution Ltd.(a)	53	12,377
LG H&H Co. Ltd.	5	1,028
LG Innotek Co. Ltd.	83	8,984
LOTTE Chemical Corp.	10	404
Meritz Financial Group, Inc.	40	2,810
Mirae Asset Securities Co. Ltd.	115	620
NAVER Corp.	43	5,737
NCSoft Corp.	7	864
Netmarble Corp.(a)(b)	11	382
POSCO Future M Co. Ltd.	15	1,417
POSCO Holdings, Inc.	118	20,129
Samsung Biologics Co. Ltd.(a)(b)	23	14,738
Samsung C&T Corp.	269	20,785
Samsung Card Co. Ltd.	12	320
Samsung Electro-Mechanics Co. Ltd.	25	2,074
Samsung Electronics Co. Ltd.	2,613	93,250
Samsung Fire & Marine Insurance Co. Ltd.	11	2,663
Samsung Heavy Industries Co. Ltd.(a)	313	2,388
Samsung Life Insurance Co. Ltd.	44	2,816
Samsung SDI Co. Ltd.	19	3,140
Samsung SDS Co. Ltd.	116	9,982
Shinhan Financial Group Co. Ltd.	643	20,850
SK Biopharmaceuticals Co. Ltd.(a)	15	1,120
SK Bioscience Co. Ltd.(a)	13	443
SK hynix, Inc.	331	37,929
SK Innovation Co. Ltd.(a)	27	2,041
SK Square Co. Ltd.(a)	33	1,733
SK Telecom Co. Ltd.	909	34,062
Shares		Value
South Korea–(continued)
SK, Inc.	17	$1,509
S-Oil Corp.	13	485
Woori Financial Group, Inc.	1,306	13,608
Yuhan Corp.	196	15,792
		616,454
Spain–1.79%
Acciona S.A.	12	1,350
ACS Actividades de Construccion y Servicios S.A.	1,069	53,570
Aena SME S.A.(b)	86	17,552
Amadeus IT Group S.A.	722	50,962
Banco Bilbao Vizcaya Argentaria S.A.	12,100	118,392
Banco de Sabadell S.A.	14,982	29,114
Banco Santander S.A.	49,199	227,607
Bankinter S.A.	313	2,477
CaixaBank S.A.	4,962	26,940
Cellnex Telecom S.A.(b)	269	8,497
EDP Renovaveis S.A.	146	1,517
Enagas S.A.	103	1,257
Endesa S.A.	881	18,945
Fluidra S.A.	51	1,242
Grifols S.A.(a)	207	1,956
Iberdrola S.A.	14,456	199,207
Industria de Diseno Textil S.A.	1,760	90,154
Mapfre S.A.	482	1,222
Merlin Properties SOCIMI S.A.	184	1,939
Redeia Corp. S.A.	685	11,697
Repsol S.A.	7,390	89,921
Telefonica S.A.	10,321	42,119
		997,637
Sweden–1.12%
Alfa Laval AB	345	14,440
Assa Abloy AB, Class B	1,361	40,199
Atlas Copco AB, Class A	1,730	26,403
Boliden AB	132	3,714
Embracer Group AB(a)	385	1,050
Epiroc AB, Class A	428	7,459
EQT AB	538	14,872
Essity AB, Class B	760	20,321
Evolution AB(b)	86	6,632
Fastighets AB Balder, Class B(a)	320	2,227
Getinge AB, Class B	104	1,706
H & M Hennes & Mauritz AB, Class B	911	12,279
Hexagon AB, Class B	996	9,509
Holmen AB, Class B	43	1,577
Husqvarna AB, Class B	202	1,054
Industrivarden AB, Class C	158	4,991
Indutrade AB	127	3,182
Investment AB Latour, Class B	65	1,621
Investor AB, Class B	3,179	84,202
Kinnevik AB, Class B	118	788
L E Lundbergforetagen AB, Class B	36	1,631
Lifco AB, Class B	109	3,159
NIBE Industrier AB, Class B	806	3,150
Saab AB, Class B	173	3,655
Sagax AB, Class B	842	17,280
Sandvik AB	506	9,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
Sweden–(continued)
Securitas AB, Class B	219	$2,708
Skandinaviska Enskilda Banken AB, Class A	1,627	22,297
Skanska AB, Class B	173	3,638
SKF AB, Class B	901	16,911
Spotify Technology S.A.(a)	179	80,081
SSAB AB, Class B	3,422	13,580
Svenska Cellulosa AB S.C.A., Class B	286	3,628
Svenska Handelsbanken AB, Class A	2,803	28,941
Swedbank AB, Class A	1,524	30,093
Swedish Orphan Biovitrum AB, Class B(a)	92	2,642
Tele2 AB, Class B	773	7,645
Telefonaktiebolaget LM Ericsson, Class B	4,706	38,111
Telia Co. AB	6,142	17,072
Trelleborg AB, Class B	813	27,821
Volvo AB, Class B	1,341	32,589
		623,931
Switzerland–4.04%
ABB Ltd.	2,083	112,479
Adecco Group AG	437	10,795
Baloise Holding AG	72	13,047
Banque Cantonale Vaudoise	14	1,289
Barry Callebaut AG	2	2,663
Belimo Holding AG	23	15,210
BKW AG	10	1,657
Chocoladefabriken Lindt & Spruengli AG, PC	2	22,186
Cie Financiere Richemont S.A.	257	38,877
Clariant AG	104	1,161
DKSH Holding AG	17	1,262
DSM-Firmenich AG	665	67,221
EMS-Chemie Holding AG	16	10,796
Flughafen Zureich AG	9	2,161
Galderma Group AG, Class A(a)	45	5,001
Geberit AG	54	30,625
Givaudan S.A.	11	48,085
Helvetia Holding AG	17	2,804
Julius Baer Group Ltd.	234	15,180
Kuehne + Nagel International AG, Class R	27	6,195
Logitech International S.A., Class R	213	17,582
Lonza Group AG	104	61,385
Nestle S.A.	4,875	399,960
Novartis AG	6,668	649,178
Partners Group Holding AG	36	48,899
PSP Swiss Property AG	69	9,820
Sandoz Group AG	661	27,096
Schindler Holding AG, PC	11	3,039
SGS S.A.	298	29,895
SIG Group AG	142	2,808
Sika AG	74	17,657
Sonova Holding AG, Class A	23	7,521
Stadler Rail AG	29	637
Straumann Holding AG	52	6,550
Sulzer AG	8	1,157
Swatch Group AG (The), BR	25	4,544
Swiss Life Holding AG	36	27,794
Swiss Prime Site AG	133	14,496
Swisscom AG	97	53,986
Temenos AG	30	2,120
Shares		Value
Switzerland–(continued)
UBS Group AG	9,349	$286,236
VAT Group AG(b)	13	4,915
Zurich Insurance Group AG	272	161,776
		2,247,745
Taiwan–2.35%
Accton Technology Corp.	465	10,929
Catcher Technology Co. Ltd.	2,446	14,449
Cathay Financial Holding Co. Ltd.	10,727	22,311
Chang Hwa Commercial Bank Ltd.	18,186	9,893
China Steel Corp.	13,747	8,233
Chroma ATE, Inc.	852	10,601
Chunghwa Telecom Co. Ltd.	10,837	40,795
Compal Electronics, Inc.	9,274	10,618
CTBC Financial Holding Co. Ltd.	13,431	15,989
Delta Electronics, Inc.	2,638	34,529
E.Sun Financial Holding Co. Ltd.	15,725	12,909
Eva Airways Corp.	6,671	9,015
Far Eastern New Century Corp.	12,136	11,687
Far EasTone Telecommunications Co. Ltd.	3,629	9,888
First Financial Holding Co. Ltd.	31,742	26,210
Fortune Electric Co. Ltd.	251	4,297
Fubon Financial Holding Co. Ltd.	10,322	28,386
Hon Hai Precision Industry Co. Ltd.	41,876	234,114
Hua Nan Financial Holdings Co. Ltd.	19,636	15,640
International Games System Co. Ltd.	886	26,308
KGI Financial Holding Co. Ltd.	16,344	8,562
MediaTek, Inc.	1,854	79,703
Mega Financial Holding Co. Ltd.	17,717	20,887
Novatek Microelectronics Corp.	432	6,599
Pegatron Corp.	9,326	26,079
PharmaEssentia Corp.(a)	627	11,746
Pou Chen Corp.	8,053	9,049
Powertech Technology, Inc.	2,830	10,507
President Chain Store Corp.	902	7,232
Quanta Computer, Inc.	2,967	25,823
SinoPac Financial Holdings Co. Ltd.	15,844	11,046
Taiwan Cooperative Financial Holding Co. Ltd.	21,926	16,236
Taiwan Mobile Co. Ltd.	6,264	21,673
Taiwan Semiconductor Manufacturing Co. Ltd.	12,699	412,718
Uni-President Enterprises Corp.	11,164	27,524
Voltronic Power Technology Corp.	161	9,113
Wan Hai Lines Ltd.	3,599	8,894
WPG Holdings Ltd.	5,423	11,292
Yuanta Financial Holding Co. Ltd.	22,892	23,694
		1,305,178
Thailand–0.23%
Advanced Info Service PCL, NVDR	1,420	11,914
Airports of Thailand PCL, NVDR	6,782	11,798
CP ALL PCL, NVDR	4,968	8,099
Delta Electronics Thailand PCL, NVDR	8,525	37,781
Gulf Energy Development PCL, NVDR	8,407	14,614
Kasikornbank PCL, NVDR	3,031	13,796
PTT Exploration & Production PCL, NVDR	2,777	9,761
PTT PCL, NVDR	13,418	12,510
SCB X PCL, NVDR	2,842	9,784
		130,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
Turkey–0.18%
Akbank T.A.S.	5,749	$10,527
KOC Holding A.S.	4,416	22,286
Turk Hava Yollari AO(a)	5,142	40,805
Turkiye Is Bankasi A.S., Class C	24,819	9,486
Turkiye Petrol Rafinerileri A.S.	1,744	6,995
Yapi ve Kredi Bankasi A.S.	10,901	9,420
		99,519
United Arab Emirates–0.15%
Abu Dhabi Commercial Bank PJSC	3,557	10,084
Aldar Properties PJSC	4,615	9,646
Emaar Properties PJSC	5,766	20,198
Emirates NBD Bank PJSC	3,907	22,831
International Holding Co. PJSC(a)	204	22,493
		85,252
United Kingdom–6.67%
3i Group PLC	1,436	63,921
abrdn PLC	900	1,586
Admiral Group PLC	120	3,964
AngloGold Ashanti PLC	406	9,080
Ashtead Group PLC	212	13,116
Associated British Foods PLC	922	23,519
AstraZeneca PLC	2,107	274,710
Auto Trader Group PLC(b)	1,621	16,040
Aviva PLC	4,679	27,424
B&M European Value Retail S.A.	472	2,164
BAE Systems PLC	5,784	82,973
Barclays PLC	48,905	163,597
Barratt Redrow PLC	708	3,881
Bellway PLC	58	1,804
Berkeley Group Holdings PLC (The)	48	2,336
British American Tobacco PLC	3,601	129,941
British Land Co. PLC (The)	3,417	15,403
BT Group PLC	13,774	24,827
Bunzl PLC	449	18,488
Burberry Group PLC	173	2,116
Centrica PLC	34,949	58,308
Coca-Cola Europacific Partners PLC	217	16,668
Compass Group PLC	3,818	127,038
ConvaTec Group PLC(b)	800	2,211
Croda International PLC	68	2,876
DCC PLC	48	3,076
Derwent London PLC	52	1,275
Diageo PLC	2,256	71,691
Direct Line Insurance Group PLC	631	2,019
DS Smith PLC	1,602	10,835
easyJet PLC	2,033	14,212
Entain PLC	313	2,687
Haleon PLC	9,781	46,119
Halma PLC	182	6,106
Hargreaves Lansdown PLC	172	2,360
Hiscox Ltd.	170	2,301
Howden Joinery Group PLC	1,523	15,088
HSBC Holdings PLC	31,423	308,671
IMI PLC	127	2,884
Imperial Brands PLC	2,651	84,776
Inchcape PLC	175	1,683
Informa PLC	1,748	17,434
Shares		Value
United Kingdom–(continued)
InterContinental Hotels Group PLC	258	$32,101
Intermediate Capital Group PLC	140	3,608
International Consolidated Airlines Group S.A.	11,745	44,246
Intertek Group PLC	215	12,702
ITV PLC	1,791	1,656
J Sainsbury PLC	821	2,805
JD Sports Fashion PLC	1,222	1,461
Johnson Matthey PLC	86	1,443
Just Eat Takeaway.com N.V.(a)(b)	89	1,214
Kingfisher PLC	6,950	21,603
Land Securities Group PLC	362	2,644
Legal & General Group PLC	4,903	14,078
Lloyds Banking Group PLC	212,413	145,063
London Stock Exchange Group PLC	572	80,741
M&G PLC	1,132	2,801
Man Group PLC	582	1,553
Marks & Spencer Group PLC	3,144	14,724
Melrose Industries PLC	2,490	17,207
National Grid PLC	6,916	82,164
NatWest Group PLC	20,592	103,192
Next PLC	58	6,880
Ocado Group PLC(a)	263	993
Pearson PLC	304	4,875
Persimmon PLC	152	2,270
Phoenix Group Holdings PLC	1,656	10,552
Reckitt Benckiser Group PLC	633	38,316
RELX PLC	4,439	201,126
Rentokil Initial PLC	1,227	6,125
Rightmove PLC	1,598	12,790
Rolls-Royce Holdings PLC(a)	17,459	123,808
RS Group PLC	231	1,968
Sage Group PLC (The)	1,679	26,677
Schroders PLC	448	1,811
Segro PLC	651	5,710
Severn Trent PLC	126	3,950
Shell PLC	10,541	328,573
Smith & Nephew PLC	1,161	14,388
Smiths Group PLC	610	13,079
Spirax Group PLC	36	3,079
SSE PLC	1,588	31,831
St. James’s Place PLC	266	2,880
Standard Chartered PLC	4,407	54,255
Tate & Lyle PLC	1,211	9,859
Taylor Wimpey PLC	1,720	2,618
Tesco PLC	15,686	72,145
Unilever PLC	5,172	293,876
United Utilities Group PLC	330	4,341
Vodafone Group PLC	146,939	125,350
Weir Group PLC (The)	126	3,432
Whitbread PLC	336	12,368
Wise PLC, Class A(a)	345	4,585
WPP PLC	1,777	18,317
		3,711,041
United States–3.90%
Alcon AG	601	50,957
ARM Holdings PLC, ADR(a)	900	111,024
Atlassian Corp., Class A(a)	276	67,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Shares		Value
United States–(continued)
BP PLC	36,503	$180,433
CRH PLC	1,510	139,781
Experian PLC	1,043	44,828
Ferguson Enterprises, Inc.	153	26,680
Ferrovial SE	662	27,787
GSK PLC	12,871	217,099
Holcim AG	684	65,859
ICON PLC(a)	197	41,313
JBS S.A.	2,929	17,290
Oracle Corp.	18	1,723
Qiagen N.V.	253	11,340
Roche Holding AG	1,916	535,726
Sanofi S.A.	3,739	363,471
Signify N.V.	61	1,362
Smurfit WestRock PLC	252	13,573
Stellantis N.V.	14,959	194,593
Swiss Re AG	373	54,023
Tenaris S.A.	229	4,323
		2,170,358
Zambia–0.01%
First Quantum Minerals Ltd.(a)	331	4,267
Total Common Stocks & Other Equity Interests (Cost $34,852,016)		38,838,444
Principal Amount
Equity Linked Notes–5.55%
Canada–3.28%
Bank of Montreal (MSCI EAFE Index), 118.66%, 01/27/2025(b)	$30,000	29,780
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 132.75%, 01/21/2025(b)	575,000	569,616
Royal Bank of Canada (MSCI EAFE Index), 142.71%, 02/03/2025(b)	684,000	675,166
Royal Bank of Canada (MSCI Emerging Markets Index), 150.00%, 02/04/2025(b)	156,000	155,015
Toronto-Dominion Bank (The) (MSCI EAFE Index), 148.00%, 01/13/2025(b)	439,000	394,629
		1,824,206
France–0.32%
BNPP Issuance B.V. (MSCI Emerging Markets Index), 141.82%, 01/14/2025(b)	189,000	178,421
Principal Amount		Value
Japan–0.36%
Mizuho Markets Cayman L.P. (MSCI Emerging Markets Index), 131.00%, 01/22/2025(b)	$201,000	$202,055
United States–1.59%
Citigroup Global Markets Holdings, Inc. (MSCI Emerging Markets Index), 142.47%, 01/28/2025(b)	215,000	221,672
J.P. Morgan Structured Products B.V. (MSCI EAFE Index), 01/03/2025	601,000	517,069
J.P. Morgan Structured Products B.V. (MSCI Emerging Markets Index), 01/03/2025	151,000	144,973
		883,714
Total Equity Linked Notes (Cost $3,241,000)		3,088,396
Shares
Exchange-Traded Funds–4.48%
Multinational–4.48%
iShares Core MSCI Emerging Markets ETF(d) (Cost $2,440,931)	47,800	2,496,116
Money Market Funds–20.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(e)(f)	4,040,356	4,040,356
Invesco Treasury Portfolio, Institutional Class, 4.38%(e)(f)	7,494,861	7,494,861
Total Money Market Funds (Cost $11,535,217)		11,535,217
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.55% (Cost $52,069,164)		55,958,173
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.54%
Invesco Private Government Fund, 4.50%(e)(f)(g)	700,541	700,541
Invesco Private Prime Fund, 4.53%(e)(f)(g)	1,824,845	1,825,393
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,525,934)		2,525,934
TOTAL INVESTMENTS IN SECURITIES—105.09% (Cost $54,595,098)		58,484,107
OTHER ASSETS LESS LIABILITIES–(5.09)%		(2,832,842)
NET ASSETS–100.00%		$55,651,265
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
CVA	– Dutch Certificates
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
SDR	– Swedish Depository Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $2,992,279, which represented 5.38% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	All or a portion of this security was out on loan at December 31, 2024.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,365,255	$14,488,810	$(15,813,709)	$-	$-	$4,040,356	$244,256
Invesco Liquid Assets Portfolio, Institutional Class	3,825,467	6,705,295	(10,528,963)	(3,086)	1,287	-	109,043
Invesco Treasury Portfolio, Institutional Class	6,131,721	23,587,504	(22,224,364)	-	-	7,494,861	344,580
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,176,131	(7,475,590)	-	-	700,541	5,976*
Invesco Private Prime Fund	-	21,567,573	(19,742,133)	-	(47)	1,825,393	15,661*
Total	$15,322,443	$74,525,313	$(75,784,759)	$(3,086)	$1,240	$14,061,151	$719,516

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	29	March-2025	$1,557,010	$(56,377)	$(56,377)

(a)	Futures contracts collateralized by $46,310 cash held with Merrill Lynch International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $40,533,947)*	$44,422,956
Investments in affiliated money market funds, at value (Cost $14,061,151)	14,061,151
Other investments:
Variation margin receivable — futures contracts	147,092
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	46,310
Cash	21
Foreign currencies, at value (Cost $214,140)	213,033
Receivable for:
Fund shares sold	3,170
Dividends	166,623
Interest	107,357
Investment for trustee deferred compensation and retirement plans	64,998
Other assets	46,032
Total assets	59,278,743
Liabilities:
Payable for:
Investments purchased	840,000
Fund shares reacquired	84,839
Accrued foreign taxes	2,956
Collateral upon return of securities loaned	2,525,934
Accrued fees to affiliates	33,101
Accrued other operating expenses	71,158
Trustee deferred compensation and retirement plans	69,490
Total liabilities	3,627,478
Net assets applicable to shares outstanding	$55,651,265
Net assets consist of:
Shares of beneficial interest	$67,186,315
Distributable earnings (loss)	(11,535,050)
$55,651,265
Net Assets:
Class A	$47,997,690
Class C	$859,972
Class R	$1,837,984
Class Y	$4,560,144
Class R5	$385,500
Class R6	$9,975
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,938,064
Class C	74,610
Class R	150,505
Class Y	373,208
Class R5	31,274
Class R6	810
Class A:
Net asset value per share	$12.19
Maximum offering price per share (Net asset value of $12.19 ÷ 94.50%)	$12.90
Class C:
Net asset value and offering price per share	$11.53
Class R:
Net asset value and offering price per share	$12.21
Class Y:
Net asset value and offering price per share	$12.22
Class R5:
Net asset value and offering price per share	$12.33
Class R6:
Net asset value and offering price per share	$12.31

*	At December 31, 2024, security with a value of $2,470,006 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest (net of foreign withholding taxes of $144)	$3,262,527
Dividends (net of foreign withholding taxes of $157,228)	1,364,884
Dividends from affiliated money market funds (includes net securities lending income of $681)	698,560
Total investment income	5,325,971
Expenses:
Advisory fees	442,133
Administrative services fees	8,485
Custodian fees	29,337
Distribution fees:
Class A	127,543
Class C	9,026
Class R	9,047
Transfer agent fees — A, C, R and Y	109,660
Transfer agent fees — R5	456
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	22,650
Registration and filing fees	79,323
Reports to shareholders	28,778
Professional services fees	104,752
Other	36,318
Total expenses	1,007,511
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(279,052)
Net expenses	728,459
Net investment income	4,597,512
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $187)	(639,277)
Affiliated investment securities	1,240
Foreign currencies	(34,813)
Forward foreign currency contracts	887
Futures contracts	258,370
(413,593)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $2,910)	13,470
Affiliated investment securities	(3,086)
Foreign currencies	(10,462)
Futures contracts	(248,747)
(248,825)
Net realized and unrealized gain (loss)	(662,418)
Net increase in net assets resulting from operations	$3,935,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$4,597,512	$4,408,343
Net realized gain (loss)	(413,593)	(1,879,068)
Change in net unrealized appreciation (depreciation)	(248,825)	4,698,914
Net increase in net assets resulting from operations	3,935,094	7,228,189
Distributions to shareholders from distributable earnings:
Class A	(4,215,359)	(4,163,349)
Class C	(67,985)	(65,862)
Class R	(145,222)	(130,572)
Class Y	(404,004)	(362,190)
Class R5	(39,265)	(40,123)
Class R6	(1,028)	(1,227)
Total distributions from distributable earnings	(4,872,863)	(4,763,323)
Share transactions–net:
Class A	(3,007,802)	(1,181,578)
Class C	(27,376)	(76,812)
Class R	128,989	74,468
Class Y	(45,494)	835,545
Class R5	(43,115)	(95,498)
Class R6	120	(6,939)
Net increase (decrease) in net assets resulting from share transactions	(2,994,678)	(450,814)
Net increase (decrease) in net assets	(3,932,447)	2,014,052
Net assets:
Beginning of year	59,583,712	57,569,660
End of year	$55,651,265	$59,583,712
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/24	$12.40	$0.99	$(0.15)	$0.84	$(1.05)	$—	$(1.05)	$12.19	6.80%	$47,998	1.25%	1.72%	7.78%	72%
Year ended 12/31/23	11.89	0.91	0.59	1.50	(0.99)	—	(0.99)	12.40	13.13	51,801	1.20	1.68	7.52	49
Year ended 12/31/22	14.56	0.92	(2.68)	(1.76)	(0.91)	—	(0.91)	11.89	(12.16)	50,826	1.21	1.59	7.25	97
Year ended 12/31/21	13.02	0.48	1.45	1.93	(0.39)	—	(0.39)	14.56	14.84	64,112	1.43	1.55	3.33	115
Year ended 12/31/20	14.04	0.19	(0.95)	(0.76)	(0.21)	(0.05)	(0.26)	13.02	(5.16)	62,139	1.55	1.55	1.54	71
Class C
Year ended 12/31/24	11.73	0.84	(0.14)	0.70	(0.90)	—	(0.90)	11.53	6.00	860	2.00	2.47	7.03	72
Year ended 12/31/23	11.25	0.78	0.55	1.33	(0.85)	—	(0.85)	11.73	12.26	903	1.95	2.43	6.77	49
Year ended 12/31/22	13.76	0.78	(2.52)	(1.74)	(0.77)	—	(0.77)	11.25	(12.72)	939	1.96	2.34	6.50	97
Year ended 12/31/21	12.32	0.35	1.36	1.71	(0.27)	—	(0.27)	13.76	13.86	1,176	2.18	2.30	2.58	115
Year ended 12/31/20	13.27	0.09	(0.88)	(0.79)	(0.13)	(0.03)	(0.16)	12.32	(5.82)	1,302	2.30	2.30	0.79	71
Class R
Year ended 12/31/24	12.42	0.96	(0.15)	0.81	(1.02)	—	(1.02)	12.21	6.54	1,838	1.50	1.97	7.53	72
Year ended 12/31/23	11.92	0.88	0.58	1.46	(0.96)	—	(0.96)	12.42	12.75	1,741	1.45	1.93	7.27	49
Year ended 12/31/22	14.58	0.88	(2.66)	(1.78)	(0.88)	—	(0.88)	11.92	(12.28)	1,595	1.46	1.84	7.00	97
Year ended 12/31/21	13.04	0.45	1.44	1.89	(0.35)	—	(0.35)	14.58	14.55	1,655	1.68	1.80	3.08	115
Year ended 12/31/20	14.06	0.16	(0.95)	(0.79)	(0.18)	(0.05)	(0.23)	13.04	(5.41)	1,307	1.80	1.80	1.29	71
Class Y
Year ended 12/31/24	12.43	1.02	(0.14)	0.88	(1.09)	—	(1.09)	12.22	7.08	4,560	1.00	1.47	8.03	72
Year ended 12/31/23	11.92	0.95	0.58	1.53	(1.02)	—	(1.02)	12.43	13.41	4,692	0.95	1.43	7.77	49
Year ended 12/31/22	14.59	0.94	(2.66)	(1.72)	(0.95)	—	(0.95)	11.92	(11.90)	3,679	0.96	1.34	7.50	97
Year ended 12/31/21	13.05	0.52	1.45	1.97	(0.43)	—	(0.43)	14.59	15.10	2,335	1.18	1.30	3.58	115
Year ended 12/31/20	14.07	0.23	(0.96)	(0.73)	(0.23)	(0.06)	(0.29)	13.05	(4.89)	2,001	1.30	1.30	1.79	71
Class R5
Year ended 12/31/24	12.54	1.03	(0.14)	0.89	(1.10)	—	(1.10)	12.33	7.09	386	1.00	1.38	8.03	72
Year ended 12/31/23	12.03	0.96	0.58	1.54	(1.03)	—	(1.03)	12.54	13.36	436	0.95	1.31	7.76	49
Year ended 12/31/22	14.72	0.96	(2.69)	(1.73)	(0.96)	—	(0.96)	12.03	(11.87)	514	0.96	1.23	7.50	97
Year ended 12/31/21	13.17	0.53	1.46	1.99	(0.44)	—	(0.44)	14.72	15.15	679	1.10	1.16	3.66	115
Year ended 12/31/20	14.20	0.25	(0.97)	(0.72)	(0.25)	(0.06)	(0.31)	13.17	(4.74)	557	1.16	1.16	1.93	71
Class R6
Year ended 12/31/24	12.53	1.03	(0.16)	0.87	(1.09)	—	(1.09)	12.31	7.00	10	1.00	1.30	8.03	72
Year ended 12/31/23	12.02	0.96	0.58	1.54	(1.03)	—	(1.03)	12.53	13.37	10	0.95	1.27	7.76	49
Year ended 12/31/22	14.71	0.96	(2.69)	(1.73)	(0.96)	—	(0.96)	12.02	(11.89)	17	0.96	1.18	7.50	97
Year ended 12/31/21	13.16	0.53	1.46	1.99	(0.44)	—	(0.44)	14.71	15.16	22	1.10	1.15	3.66	115
Year ended 12/31/20	14.21	0.24	(0.98)	(0.74)	(0.25)	(0.06)	(0.31)	13.16	(4.88)	19	1.16	1.16	1.93	71

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Income Advantage International Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Income Advantage International Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is income and long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Equity-linked notes are valued using an independent pricing service provider whose calculations are based on various data points that are included in the trade terms.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

Invesco Income Advantage International Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in

Invesco Income Advantage International Fund

equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

Invesco Income Advantage International Fund

realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Invesco Income Advantage International Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.730%
Next $500 million	0.710%
Next $1.5 billion	0.690%
Next $2.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Over $10 billion	0.610%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective May 1, 2024, the Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to May 1, 2024, the Adviser had contractually agreed, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98% respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits,the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $163,406 and reimbursed class level expenses of $95,665, $1,694, $3,401, $8,899, $456 and $3 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $3,080 in front-end sales commissions from the sale of Class A shares and $72 and $7 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount

Invesco Income Advantage International Fund

rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,568,753	$—	$1,568,753
Austria	—	93,014	—	93,014
Belgium	—	203,869	—	203,869
Brazil	—	468,952	—	468,952
Burkina Faso	—	1,572	—	1,572
Canada	4,096,376	1,824,206	—	5,920,582
Chile	3,262	3,308	—	6,570
China	229,887	2,577,714	—	2,807,601
Colombia	—	6,719	—	6,719
Czech Republic	—	20,036	—	20,036
Denmark	3,855	816,687	—	820,542
Finland	—	241,759	—	241,759
France	547	2,714,309	—	2,714,856
Germany	—	2,910,017	—	2,910,017
Greece	—	53,029	—	53,029
Guatemala	—	1,424	—	1,424
Hong Kong	14,043	582,307	—	596,350
Hungary	—	23,938	—	23,938
India	312,246	340,699	—	652,945
Indonesia	—	97,238	—	97,238
Ireland	18,087	86,235	—	104,322
Israel	99,990	142,915	—	242,905
Italy	5,231	763,212	—	768,443
Japan	—	6,010,580	—	6,010,580
Jordan	—	1,920	—	1,920
Kuwait	—	34,199	—	34,199
Luxembourg	—	54,769	—	54,769
Macau	—	9,595	—	9,595
Malaysia	—	108,941	—	108,941
Mexico	114,030	729	—	114,759
Multinational	2,496,116	—	—	2,496,116
Netherlands	43,299	841,676	—	884,975
New Zealand	—	58,289	—	58,289
Norway	—	208,250	—	208,250
Peru	11,183	—	—	11,183
Philippines	—	15,383	—	15,383
Poland	—	22,623	—	22,623
Portugal	—	10,849	—	10,849
Qatar	—	77,766	—	77,766
Russia	—	—	0	0
Saudi Arabia	—	179,134	—	179,134
Singapore	194,375	420,308	—	614,683
South Africa	—	308,353	—	308,353
South Korea	—	616,454	—	616,454
Spain	—	997,637	—	997,637
Sweden	80,081	543,850	—	623,931
Switzerland	—	2,247,745	—	2,247,745
Taiwan	—	1,305,178	—	1,305,178
Thailand	—	130,057	—	130,057
Turkey	—	99,519	—	99,519
United Arab Emirates	—	85,252	—	85,252

Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
United Kingdom	$16,668	$3,694,373	$—	$3,711,041
United States	233,083	2,820,989	—	3,054,072
Zambia	4,267	—	—	4,267
Money Market Funds	11,535,217	2,525,934	—	14,061,151
Total Investments in Securities	19,511,843	38,972,264	0	58,484,107
Other Investments - Liabilities*
Futures Contracts	(56,377)	—	—	(56,377)
Total Investments	$19,455,466	$38,972,264	$0	$58,427,730

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(56,377)
Derivatives not subject to master netting agreements	56,377
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain:
Forward foreign currency contracts	$887	$-	$887
Futures contracts	-	258,370	258,370
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	-	(248,747)	(248,747)
Total	$887	$9,623	$10,510
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$283,834	$2,255,769

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,528.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

Invesco Income Advantage International Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$4,872,863	$4,763,323

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$256,284
Net unrealized appreciation — investments	3,146,616
Net unrealized appreciation (depreciation) — foreign currencies	(4,042)
Temporary book/tax differences	(43,145)
Capital loss carryforward	(14,890,763)
Shares of beneficial interest	67,186,315
Total net assets	$55,651,265
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$13,658,424	$1,232,339	$14,890,763
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $33,284,879 and $30,290,406, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,936,046
Aggregate unrealized (depreciation) of investments	(1,789,430)
Net unrealized appreciation of investments	$3,146,616
Cost of investments for tax purposes is $55,281,114.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies and foreign currency transactions, on December 31, 2024, undistributed net investment income was increased by $294,454 and undistributed net realized gain (loss) was decreased by $294,454. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

Invesco Income Advantage International Fund

NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	76,634	$972,501	94,447	$1,149,697
Class C	11,198	135,541	13,954	161,543
Class R	15,376	194,653	14,794	180,086
Class Y	487,447	6,181,825	86,861	1,053,112
Class R5	1,556	19,843	1,826	22,314
Class R6	1,511	19,945	-	-
Issued as reinvestment of dividends:
Class A	299,790	3,785,756	312,255	3,785,533
Class C	5,170	61,762	5,269	60,418
Class R	11,475	145,222	10,732	130,336
Class Y	29,256	370,241	28,195	342,278
Class R5	3,071	39,265	3,271	40,123
Class R6	11	141	-	-
Automatic conversion of Class C shares to Class A shares:
Class A	9,991	125,601	12,078	148,181
Class C	(10,564)	(125,601)	(12,771)	(148,181)
Reacquired:
Class A	(625,790)	(7,891,660)	(514,632)	(6,264,989)
Class C	(8,178)	(99,078)	(12,968)	(150,592)
Class R	(16,493)	(210,886)	(19,242)	(235,954)
Class Y	(520,982)	(6,597,560)	(46,157)	(559,845)
Class R5	(8,091)	(102,223)	(13,067)	(157,935)
Class R6	(1,522)	(19,966)	(574)	(6,939)
Net increase (decrease) in share activity	(239,134)	$(2,994,678)	(35,729)	$(450,814)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12—Subsequent Event
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about March 20, 2025.

Invesco Income Advantage International Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Income Advantage International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Advantage International Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Income Advantage International Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	23.91%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	2.54%
Foreign Taxes	$0.0339	per share
Foreign Source Income	$0.3145	per share
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Income Advantage International Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Income Advantage International Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
GLVEY-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ■ C: CLIAX ■ R: RLIAX ■ Y: ALAYX ■ R5: ILAAX ■ R6: IIASX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco Income Allocation Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(a)	—	$14,824,367	$129,338	$(13,905,520)	$(2,125,151)	$998,184	$208,120	—	$—
Invesco Multi-Asset Income Fund, Class R6	—	38,177,088	631,461	(38,450,774)	7,172,371	(7,530,146)	631,461	—	—
Total Alternative Funds		53,001,455	760,799	(52,356,294)	5,047,220	(6,531,962)	839,581		—
Domestic Equity Funds–30.64%
Invesco Dividend Income Fund, Class R6	3.94%	12,974,888	2,810,768	(3,230,602)	95,299	1,191,880	275,851	513,388	13,137,603
Invesco Income Advantage U.S. Fund, Class R6	—	—	35,681,151	(37,009,549)	—	1,328,398	1,011,834	—	—
Invesco Main Street Small Cap Fund, Class R6	1.68%	—	6,403,021	(1,208,480)	268,192	446,817	13,594	250,376	5,593,393
Invesco MSCI USA ETF(b)	6.74%	—	24,181,593	(4,915,883)	2,778,176	398,740	222,051	381,094	22,442,626
Invesco QQQ Income Advantage ETF	4.96%	—	17,407,794	(2,141,537)	1,113,210	137,536	608,963	329,352	16,517,003
Invesco Russell 1000® Dynamic Multifactor ETF	2.77%	—	10,054,478	(1,108,501)	256,898	23,329	75,284	170,131	9,226,204
Invesco S&P 500 Equal Weight Income Advantage ETF	4.90%	—	17,417,003	(1,073,937)	(58,333)	38,723	545,810	324,071	16,323,456
Invesco S&P 500® High Dividend Low Volatility ETF	—	16,411,737	—	(16,601,309)	(3,880,812)	4,070,384	157,251	—	—
Invesco S&P 500® Pure Value ETF(b)	4.18%	13,355,893	3,536,460	(4,395,187)	1,078,417	331,912	312,481	154,168	13,907,495
Invesco Value Opportunities Fund, Class R6	1.47%	—	5,555,266	(1,292,785)	461,402	502,603	32,381	223,653	4,897,996
Total Domestic Equity Funds		42,742,518	123,047,534	(72,977,770)	2,112,449	8,470,322	3,255,500		102,045,776
Fixed Income Funds–62.65%
Invesco Core Bond Fund, Class R6	25.20%	—	89,762,420	(7,373,308)	1,339,557	187,188	2,893,856	15,011,781	83,915,857
Invesco Core Plus Bond Fund, Class R6	24.18%	37,786,229	51,665,544	(9,370,129)	1,756,442	(1,324,358)	3,416,388	8,837,950	80,513,728
Invesco Corporate Bond Fund, Class R6	—	48,322,018	724,376	(47,326,473)	734,858	(2,454,779)	724,377	—	—
Invesco Equal Weight 0-30 Year Treasury ETF	—	37,235,531	—	(34,874,010)	4,413,978	(6,775,499)	295,400	—	—
Invesco Floating Rate ESG Fund, Class R6(a)	2.07%	21,025,250	1,029,193	(15,010,707)	(84,604)	(28,864)	981,064	1,030,261	6,882,139
Invesco High Yield Fund, Class R6	2.06%	38,345,166	1,092,218	(32,215,569)	(921,163)	563,058	1,092,216	1,938,901	6,863,710
Invesco Income Fund, Class R6	—	31,516,020	562,465	(31,951,529)	1,504,215	(1,631,171)	562,465	—	—
Invesco International Bond Fund, Class R6(a)	3.08%	11,233,828	768,040	(1,420,564)	284,198	(158,424)	99,927	2,380,695	10,260,796
Invesco Taxable Municipal Bond ETF	—	13,408,742	—	(12,923,805)	1,183,507	(1,668,444)	119,521	—	—
Invesco Variable Rate Investment Grade ETF	6.06%	—	21,376,781	(1,128,549)	(51,680)	(1,756)	940,297	804,093	20,194,796
Total Fixed Income Funds		238,872,784	166,981,037	(193,594,643)	10,159,308	(13,293,049)	11,125,511		208,631,026
International and Global Equity Funds–6.76%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.31%	15,269,098	5,703,176	(3,401,429)	(102,271)	204,752	593,871	369,040	17,673,326
Invesco S&P Emerging Markets Low Volatility ETF	1.45%	—	5,284,524	(433,289)	(53,383)	17,960	198,037	205,716	4,815,812
Invesco S&P International Developed Low Volatility ETF	—	15,284,534	—	(14,815,591)	(769,088)	300,145	104,809	—	—
iShares Global Infrastructure ETF(c)	—	15,047,531	—	(14,815,222)	(202,575)	(29,734)	—	—	—
Total International and Global Equity Funds		45,601,163	10,987,700	(33,465,531)	(1,127,317)	493,123	896,717		22,489,138
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)	0.00%	225,382	54,327,824	(54,544,083)	—	—	23,933	9,123	9,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class(a)	—	$161,002	$25,052,106	$(25,213,013)	$(29)	$215	$8,260	—	$—
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)	—	257,580	75,842,424	(76,100,004)	—	—	33,241	—	—
Total Money Market Funds		643,964	155,222,354	(155,857,100)	(29)	215	65,434		9,123
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $320,864,785)	100.05%	380,861,884	456,999,424	(508,251,338)	16,191,631	(10,861,351)	16,182,743		333,175,063

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.62%
Invesco Private Government Fund, 4.50%(d)(e)	0.17%	5,803,993	31,995,868	(37,226,086)	—	—	100,902 (f)	573,775	573,775
Invesco Private Prime Fund, 4.53%(d)(e)	0.45%	14,924,553	80,400,117	(93,828,737)	(1,718)	1,250	272,094 (f)	1,495,016	1,495,465
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,069,240)	0.62%	20,728,546	112,395,985	(131,054,823)	(1,718)	1,250	372,996		2,069,240
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $322,934,025)	100.67%	$401,590,430	$569,395,409	$(639,306,161)	$16,189,913	$(10,860,101)(g)	$16,555,739		$335,244,303
OTHER ASSETS LESS LIABILITIES	(0.67)%								(2,229,541)
NET ASSETS	100.00%								$333,014,762
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Includes return of capital distribution.
(b)	All or a portion of this security was out on loan at December 31, 2024.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(f)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Dividend Income Fund	$704,630
Invesco Main Street Small Cap Fund	316,157
Invesco Value Opportunities Fund	328,490
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Allocation Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $322,934,025)*	$335,244,303
Receivable for:
Fund shares sold	505,705
Dividends - affiliated underlying funds	856,041
Investment for trustee deferred compensation and retirement plans	40,307
Other assets	56,007
Total assets	336,702,363
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	845,396
Fund shares reacquired	409,736
Amount due custodian	90,518
Collateral upon return of securities loaned	2,069,240
Accrued fees to affiliates	179,130
Accrued other operating expenses	48,180
Trustee deferred compensation and retirement plans	45,401
Total liabilities	3,687,601
Net assets applicable to shares outstanding	$333,014,762
Net assets consist of:
Shares of beneficial interest	$366,233,315
Distributable earnings (loss)	(33,218,553)
$333,014,762
Net Assets:
Class A	$300,471,765
Class C	$11,754,363
Class R	$4,576,995
Class Y	$16,094,098
Class R5	$69,383
Class R6	$48,158
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	28,497,224
Class C	1,113,488
Class R	433,796
Class Y	1,526,552
Class R5	6,582
Class R6	4,574
Class A:
Net asset value per share	$10.54
Maximum offering price per share (Net asset value of $10.54 ÷ 94.50%)	$11.15
Class C:
Net asset value and offering price per share	$10.56
Class R:
Net asset value and offering price per share	$10.55
Class Y:
Net asset value and offering price per share	$10.54
Class R5:
Net asset value and offering price per share	$10.54
Class R6:
Net asset value and offering price per share	$10.53

*	At December 31, 2024, securities with an aggregate value of $2,032,270 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Allocation Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $81,242)	$16,263,985
Interest	4,952
Total investment income	16,268,937
Expenses:
Administrative services fees	50,476
Custodian fees	3,667
Distribution fees:
Class A	783,561
Class C	165,836
Class R	20,623
Transfer agent fees — A, C, R and Y	443,953
Transfer agent fees — R5	59
Trustees’ and officers’ fees and benefits	25,687
Registration and filing fees	91,995
Reports to shareholders	72,773
Professional services fees	46,492
Other	13,244
Total expenses	1,718,366
Less: Expense offset arrangement(s)	(5,059)
Net expenses	1,713,307
Net investment income	14,555,630
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(12,179,644)
Unaffiliated underlying fund shares	(29,734)
Capital gain distributions from affiliated underlying fund shares	1,349,277
(10,860,101)
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	16,392,488
Unaffiliated underlying fund shares	(202,575)
16,189,913
Net realized and unrealized gain	5,329,812
Net increase in net assets resulting from operations	$19,885,442
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Allocation Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$14,555,630	$17,715,324
Net realized gain (loss)	(10,860,101)	(2,845,726)
Change in net unrealized appreciation	16,189,913	12,079,726
Net increase in net assets resulting from operations	19,885,442	26,949,324
Distributions to shareholders from distributable earnings:
Class A	(12,896,454)	(14,406,488)
Class C	(542,158)	(817,701)
Class R	(161,865)	(143,544)
Class Y	(846,858)	(1,051,534)
Class R5	(2,981)	(2,993)
Class R6	(1,028)	(8,158)
Total distributions from distributable earnings	(14,451,344)	(16,430,418)
Share transactions–net:
Class A	(40,637,567)	(39,007,640)
Class C	(9,239,032)	(9,497,899)
Class R	817,282	138,694
Class Y	(4,997,399)	(8,167,044)
Class R5	3,294	(30,616)
Class R6	38,950	(327,954)
Net increase (decrease) in net assets resulting from share transactions	(54,014,472)	(56,892,459)
Net increase (decrease) in net assets	(48,580,374)	(46,373,553)
Net assets:
Beginning of year	381,595,136	427,968,689
End of year	$333,014,762	$381,595,136
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/24	$10.38	$0.43	$0.17	$0.60	$(0.44)	$—	$(0.44)	$10.54	5.84%	$300,472	0.47%	0.47%	4.13%	86%
Year ended 12/31/23	10.10	0.45	0.25	0.70	(0.42)	—	(0.42)	10.38	7.14	336,482	0.43	0.43	4.41	41
Year ended 12/31/22	11.84	0.35	(1.73)	(1.38)	(0.36)	—	(0.36)	10.10	(11.78)	366,254	0.37	0.43	3.25	30
Year ended 12/31/21	11.37	0.34	0.51	0.85	(0.38)	—	(0.38)	11.84	7.56	458,085	0.25	0.42	2.90	16
Year ended 12/31/20	11.60	0.40	(0.17)	0.23	(0.46)	(0.00)	(0.46)	11.37	2.33	414,703	0.25	0.43	3.65	66
Class C
Year ended 12/31/24	10.40	0.36	0.16	0.52	(0.36)	—	(0.36)	10.56	5.04	11,754	1.22	1.22	3.38	86
Year ended 12/31/23	10.11	0.37	0.27	0.64	(0.35)	—	(0.35)	10.40	6.43	20,704	1.18	1.18	3.66	41
Year ended 12/31/22	11.85	0.27	(1.73)	(1.46)	(0.28)	—	(0.28)	10.11	(12.43)	29,588	1.12	1.18	2.50	30
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	—	(0.29)	11.85	6.76	46,368	1.00	1.17	2.15	16
Year ended 12/31/20	11.61	0.31	(0.16)	0.15	(0.38)	(0.00)	(0.38)	11.38	1.56	57,434	1.00	1.18	2.90	66
Class R
Year ended 12/31/24	10.39	0.41	0.16	0.57	(0.41)	—	(0.41)	10.55	5.57	4,577	0.72	0.72	3.88	86
Year ended 12/31/23	10.11	0.42	0.26	0.68	(0.40)	—	(0.40)	10.39	6.86	3,693	0.68	0.68	4.16	41
Year ended 12/31/22	11.84	0.32	(1.72)	(1.40)	(0.33)	—	(0.33)	10.11	(11.91)	3,470	0.62	0.68	3.00	30
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	—	(0.35)	11.84	7.20	5,115	0.50	0.67	2.65	16
Year ended 12/31/20	11.60	0.37	(0.16)	0.21	(0.43)	(0.00)	(0.43)	11.38	2.17	4,975	0.50	0.68	3.40	66
Class Y
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	—	(0.46)	10.54	6.11	16,094	0.22	0.22	4.38	86
Year ended 12/31/23	10.10	0.47	0.26	0.73	(0.45)	—	(0.45)	10.38	7.41	20,642	0.18	0.18	4.66	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.38)	—	(0.38)	10.10	(11.48)	28,227	0.12	0.18	3.50	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	—	(0.41)	11.83	7.74	48,311	0.00	0.17	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	49,435	0.00	0.18	3.90	66
Class R5
Year ended 12/31/24	10.38	0.46	0.16	0.62	(0.46)	—	(0.46)	10.54	6.14	69	0.18	0.18	4.42	86
Year ended 12/31/23	10.09	0.48	0.26	0.74	(0.45)	—	(0.45)	10.38	7.53	65	0.16	0.16	4.68	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	—	(0.39)	10.09	(11.55)	93	0.11	0.16	3.51	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	—	(0.41)	11.83	7.74	136	0.00	0.16	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	367	0.00	0.16	3.90	66
Class R6
Year ended 12/31/24	10.38	0.47	0.15	0.62	(0.47)	—	(0.47)	10.53	6.14	48	0.09	0.09	4.51	86
Year ended 12/31/23	10.09	0.49	0.26	0.75	(0.46)	—	(0.46)	10.38	7.60	9	0.10	0.10	4.74	41
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	—	(0.39)	10.09	(11.51)	337	0.06	0.09	3.56	30
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	—	(0.41)	11.83	7.83	139	0.00	0.12	3.15	16
Year ended 12/31/20	11.60	0.45	(0.20)	0.25	(0.49)	(0.00)	(0.49)	11.36	2.50	10	0.00	0.14	3.90	66

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.45%, 0.46%, 0.45%, 0.45% and 0.51% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Allocation Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, growth of capital.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
8
Invesco Income Allocation Fund

the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
9
Invesco Income Allocation Fund

I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $4,387 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $24,121 in front-end sales commissions from the sale of Class A shares and $16,327 and $134 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
10
Invesco Income Allocation Fund

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$333,165,940	$—	$—	$333,165,940
Money Market Funds	9,123	2,069,240	—	2,078,363
Total Investments	$333,175,063	$2,069,240	$—	$335,244,303
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,059.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$14,451,344	$16,430,418

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,375,791
Net unrealized appreciation — investments	9,082,990
Temporary book/tax differences	(31,680)
Capital loss carryforward	(43,645,654)
Shares of beneficial interest	366,233,315
Total net assets	$333,014,762
11
Invesco Income Allocation Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,379,005	$38,266,649	$43,645,654
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $301,777,070 and $352,394,238, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$12,582,842
Aggregate unrealized (depreciation) of investments	(3,499,852)
Net unrealized appreciation of investments	$9,082,990
Cost of investments for tax purposes is $326,161,313.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of partnerships and distributions, on December 31, 2024, undistributed net investment income was increased by $56,537 and undistributed net realized gain (loss) was decreased by $56,537. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,335,386	$24,590,572	3,842,109	$39,041,764
Class C	69,540	727,251	125,465	1,287,920
Class R	107,515	1,123,657	82,253	840,947
Class Y	711,579	7,376,542	471,786	4,771,451
Class R5	113	1,196	118	1,225
Class R6	8,274	87,471	9,525	97,151
Issued as reinvestment of dividends:
Class A	1,025,283	10,741,679	1,174,259	11,913,832
Class C	44,074	461,710	66,324	674,579
Class R	15,402	161,705	14,121	143,288
Class Y	55,809	584,606	63,253	641,505
Class R5	234	2,449	244	2,479
Class R6	58	612	745	7,569
Automatic conversion of Class C shares to Class A shares:
Class A	534,546	5,581,918	310,401	3,135,823
Class C	(533,922)	(5,581,918)	(310,011)	(3,135,823)
12
Invesco Income Allocation Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(7,802,301)	$(81,551,736)	(9,191,014)	$(93,099,059)
Class C	(457,647)	(4,846,075)	(816,674)	(8,324,575)
Class R	(44,544)	(468,080)	(84,321)	(845,541)
Class Y	(1,229,101)	(12,958,547)	(1,342,288)	(13,580,000)
Class R5	(33)	(351)	(3,303)	(34,320)
Class R6	(4,635)	(49,133)	(42,790)	(432,674)
Net increase (decrease) in share activity	(5,164,370)	$(54,014,472)	(5,629,798)	$(56,892,459)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Income Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Income Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Income Allocation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	14.72%
Corporate Dividends Received Deduction*	10.14%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	61.64%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Income Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Income Allocation Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
INCAL-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco International Diversified Fund
Nasdaq:
A: OIDAX ■ C: OIDCX ■ R: OIDNX ■ Y: OIDYX ■ R5: INDFX ■ R6: OIDIX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco International Diversified Fund
Schedule of Investments in Affiliated Issuers–99.47%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 12/31/24	Value 12/31/24
International and Global Equity Funds–99.47%
Invesco Developing Markets Fund, Class R6	19.85%	$423,319,866	$16,151,884	$(127,073,241)	$(14,749,449)	$13,279,442	$1,334,686	8,173,725	$310,928,502
Invesco EQV International Equity Fund, Class R6	24.93%	527,340,461	28,800,067	(143,684,786)	(35,754,810)	30,916,792	11,642,616	17,796,731	390,460,273
Invesco International Small-Mid Company Fund, Class R6	29.94%	634,976,734	56,162,529	(144,194,169)	(113,032,579)	73,203,766	8,816,020	12,908,355	468,831,444
Invesco Oppenheimer International Growth Fund, Class R6	24.75%	525,496,022	43,672,523	(138,644,628)	(69,177,993)	65,118,389	2,783,908	12,298,961	387,663,252
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,088,979,394)	99.47%	$2,111,133,083	$144,787,003	$(553,596,824)	$(232,714,831)	$182,518,389 (b)	$24,577,230		$1,557,883,471
OTHER ASSETS LESS LIABILITIES	0.53%								8,366,318
NET ASSETS	100.00%								$1,566,249,789
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco EQV International Equity Fund	$17,157,451
Invesco International Small-Mid Company Fund	38,284,837
Invesco Oppenheimer International Growth Fund	38,801,061
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Diversified Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $1,088,979,394)	$1,557,883,471
Cash	11,029,046
Receivable for:
Interest	60
Fund shares sold	1,039,398
Investment for trustee deferred compensation and retirement plans	163,405
Other assets	45,037
Total assets	1,570,160,417
Liabilities:
Payable for:
Fund shares reacquired	2,702,688
Accrued fees to affiliates	933,605
Accrued trustees’ and officers’ fees and benefits	26,607
Accrued other operating expenses	69,886
Trustee deferred compensation and retirement plans	177,842
Total liabilities	3,910,628
Net assets applicable to shares outstanding	$1,566,249,789
Net assets consist of:
Shares of beneficial interest	$1,063,762,770
Distributable earnings	502,487,019
$1,566,249,789
Net Assets:
Class A	$704,087,649
Class C	$47,508,522
Class R	$103,959,615
Class Y	$513,958,010
Class R5	$30,995
Class R6	$196,704,998
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	47,017,513
Class C	3,408,862
Class R	7,128,051
Class Y	33,773,436
Class R5	2,062
Class R6	12,857,737
Class A:
Net asset value per share	$14.98
Maximum offering price per share (Net asset value of $14.98 ÷ 94.50%)	$15.85
Class C:
Net asset value and offering price per share	$13.94
Class R:
Net asset value and offering price per share	$14.58
Class Y:
Net asset value and offering price per share	$15.22
Class R5:
Net asset value and offering price per share	$15.03
Class R6:
Net asset value and offering price per share	$15.30
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Diversified Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds	$24,577,230
Expenses:
Custodian fees	1,099
Distribution fees:
Class A	1,969,980
Class C	605,808
Class R	583,279
Transfer agent fees — A, C, R and Y	2,827,901
Transfer agent fees — R5	33
Transfer agent fees — R6	76,407
Trustees’ and officers’ fees and benefits	49,725
Registration and filing fees	101,861
Reports to shareholders	305,272
Professional services fees	60,270
Other	32,356
Total expenses	6,613,991
Less: Expense offset arrangement(s)	(77,234)
Net expenses	6,536,757
Net investment income	18,040,473
Realized and unrealized gain (loss) from:
Net realized gain from:
Affiliated underlying fund shares	88,275,040
Capital gain distributions from affiliated underlying fund shares	94,243,349
182,518,389
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(232,714,831)
Net realized and unrealized gain (loss)	(50,196,442)
Net increase (decrease) in net assets resulting from operations	$(32,155,969)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Diversified Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$18,040,473	$21,241,142
Net realized gain	182,518,389	140,520,743
Change in net unrealized appreciation (depreciation)	(232,714,831)	163,852,085
Net increase (decrease) in net assets resulting from operations	(32,155,969)	325,613,970
Distributions to shareholders from distributable earnings:
Class A	(33,277,647)	(3,239,175)
Class C	(1,861,674)	(294,258)
Class R	(4,575,352)	(494,193)
Class Y	(26,908,504)	(2,992,352)
Class R5	(1,683)	(122)
Class R6	(10,741,695)	(1,058,137)
Total distributions from distributable earnings	(77,366,555)	(8,078,237)
Share transactions–net:
Class A	(92,386,922)	(109,431,454)
Class C	(19,389,878)	(22,722,950)
Class R	(14,861,631)	(14,937,226)
Class Y	(246,778,070)	(194,396,263)
Class R5	1,268	91
Class R6	(73,717,241)	(197,721,990)
Net increase (decrease) in net assets resulting from share transactions	(447,132,474)	(539,209,792)
Net increase (decrease) in net assets	(556,654,998)	(221,674,059)
Net assets:
Beginning of year	2,122,904,787	2,344,578,846
End of year	$1,566,249,789	$2,122,904,787
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Diversified Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/24	$16.12	$0.14	$(0.55)	$(0.41)	$(0.21)	$(0.52)	$(0.73)	$14.98	(2.53)%	$704,088	0.45%	0.45%	0.85%	8%
Year ended 12/31/23	14.02	0.13	2.03	2.16	(0.06)	—	(0.06)	16.12	15.43	846,831	0.42	0.42	0.84	7
Year ended 12/31/22	21.53	0.05	(5.49)	(5.44)	(0.06)	(2.01)	(2.07)	14.02	(25.32)	838,141	0.44	0.44	0.26	15
Year ended 12/31/21	22.41	0.06	0.77	0.83	(0.11)	(1.60)	(1.71)	21.53	3.89	1,337,605	0.42	0.42	0.26	20
Year ended 12/31/20	18.88	(0.01)	3.79	3.78	(0.19)	(0.06)	(0.25)	22.41	20.56	1,403,095	0.44	0.44	(0.04)	12
Class C
Year ended 12/31/24	14.98	0.02	(0.51)	(0.49)	(0.03)	(0.52)	(0.55)	13.94	(3.27)	47,509	1.20	1.20	0.10	8
Year ended 12/31/23	13.13	0.01	1.90	1.91	(0.06)	—	(0.06)	14.98	14.57	70,156	1.17	1.17	0.09	7
Year ended 12/31/22	20.49	(0.08)	(5.21)	(5.29)	(0.06)	(2.01)	(2.07)	13.13	(25.88)	82,628	1.19	1.19	(0.49)	15
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	—	(1.60)	(1.60)	20.49	3.11	164,886	1.17	1.17	(0.49)	20
Year ended 12/31/20	18.24	(0.14)	3.61	3.47	(0.19)	(0.06)	(0.25)	21.46	19.58	211,223	1.19	1.19	(0.79)	12
Class R
Year ended 12/31/24	15.69	0.10	(0.54)	(0.44)	(0.15)	(0.52)	(0.67)	14.58	(2.83)	103,960	0.70	0.70	0.60	8
Year ended 12/31/23	13.68	0.09	1.98	2.07	(0.06)	—	(0.06)	15.69	15.15	126,234	0.67	0.67	0.59	7
Year ended 12/31/22	21.13	0.00	(5.38)	(5.38)	(0.06)	(2.01)	(2.07)	13.68	(25.52)	123,943	0.69	0.69	0.01	15
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67	0.67	0.01	20
Year ended 12/31/20	18.61	(0.05)	3.71	3.66	(0.19)	(0.06)	(0.25)	22.02	20.21	196,106	0.69	0.69	(0.29)	12
Class Y
Year ended 12/31/24	16.43	0.18	(0.56)	(0.38)	(0.31)	(0.52)	(0.83)	15.22	(2.35)	513,958	0.20	0.20	1.10	8
Year ended 12/31/23	14.25	0.17	2.07	2.24	(0.06)	—	(0.06)	16.43	15.74	795,604	0.17	0.17	1.09	7
Year ended 12/31/22	21.83	0.09	(5.57)	(5.48)	(0.09)	(2.01)	(2.10)	14.25	(25.15)	871,554	0.19	0.19	0.51	15
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17	0.17	0.51	20
Year ended 12/31/20	19.10	0.04	3.84	3.88	(0.21)	(0.06)	(0.27)	22.71	20.83	2,019,871	0.19	0.19	0.21	12
Class R5
Year ended 12/31/24	16.25	0.19	(0.56)	(0.37)	(0.33)	(0.52)	(0.85)	15.03	(2.31)	31	0.13	0.13	1.17	8
Year ended 12/31/23	14.08	0.17	2.06	2.23	(0.06)	—	(0.06)	16.25	15.86	32	0.12	0.12	1.14	7
Year ended 12/31/22	21.61	0.10	(5.51)	(5.41)	(0.11)	(2.01)	(2.12)	14.08	(25.09)	28	0.10	0.10	0.60	15
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07	0.07	0.61	20
Year ended 12/31/20	18.93	0.07	3.80	3.87	(0.24)	(0.06)	(0.30)	22.50	20.96	24	0.05	0.05	0.35	12
Class R6
Year ended 12/31/24	16.54	0.21	(0.57)	(0.36)	(0.36)	(0.52)	(0.88)	15.30	(2.21)	196,705	0.06	0.06	1.24	8
Year ended 12/31/23	14.33	0.19	2.08	2.27	(0.06)	—	(0.06)	16.54	15.86	284,047	0.05	0.05	1.21	7
Year ended 12/31/22	21.94	0.11	(5.58)	(5.47)	(0.13)	(2.01)	(2.14)	14.33	(25.02)	428,285	0.04	0.04	0.66	15
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03	0.03	0.65	20
Year ended 12/31/20	19.19	0.07	3.86	3.93	(0.24)	(0.06)	(0.30)	22.82	20.99	842,979	0.04	0.04	0.36	12

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.83%, 0.82% and 0.81% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco International Allocation Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Diversified Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund is a "fund of funds", in that it invests in other mutual funds ("underlying funds") advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco"). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
7
Invesco International Diversified Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic
8
Invesco International Diversified Fund

instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the underlying Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of
9
Invesco International Diversified Fund

the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $59,338 in front-end sales commissions from the sale of Class A shares and $1,580 and $1,706 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $77,234.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$25,021,270	$8,078,237
Long-term capital gain	52,345,285	—
Total distributions	$77,366,555	$8,078,237

*	Includes short-term capital gain distributions, if any.

10
Invesco International Diversified Fund

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$20,178,314
Undistributed long-term capital gain	95,772,190
Net unrealized appreciation — investments	416,659,576
Temporary book/tax differences	(176,913)
Capital loss carryforward	(29,946,148)
Shares of beneficial interest	1,063,762,770
Total net assets	$1,566,249,789
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$383,695	$29,562,453	$29,946,148
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $144,787,003 and $553,596,824, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$416,659,576
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$416,659,576
Cost of investments for tax purposes is $1,141,223,895.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization and distributions, on December 31, 2024, undistributed net investment income was increased by $5,941,159, undistributed net realized gain was decreased by $13,725,158 and shares of beneficial interest was increased by $7,783,999. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,535,038	$41,189,501	3,532,434	$53,657,133
Class C	314,679	4,749,942	435,306	6,169,744
Class R	886,405	14,016,424	1,049,393	15,503,737
Class Y	4,364,363	72,036,733	6,675,032	102,727,318
Class R6	2,675,334	44,501,278	3,423,264	52,930,890
Issued as reinvestment of dividends:
Class A	2,055,318	30,973,646	189,559	2,983,640
Class C	127,656	1,791,011	18,959	277,362
Class R	311,184	4,568,180	32,123	492,127
Class Y	1,424,771	21,813,237	145,232	2,329,551
Class R5	84	1,268	5	91
Class R6	685,801	10,554,471	62,952	1,016,051
11
Invesco International Diversified Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	661,177	$10,781,306	760,966	$11,511,741
Class C	(713,855)	(10,781,306)	(815,464)	(11,511,741)
Reacquired:
Class A	(10,754,954)	(175,331,375)	(11,736,518)	(177,583,968)
Class C	(1,001,640)	(15,149,525)	(1,248,158)	(17,658,315)
Class R	(2,112,641)	(33,446,235)	(2,095,435)	(30,933,090)
Class Y	(20,448,821)	(340,628,040)	(19,551,916)	(299,453,132)
Class R6	(7,678,861)	(128,772,990)	(16,199,804)	(251,668,931)
Net increase (decrease) in share activity	(26,668,962)	$(447,132,474)	(35,322,070)	$(539,209,792)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco International Diversified Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco International Diversified Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco International Diversified Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco International Diversified Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$60,129,285
Qualified Dividend Income*	98.08%
Corporate Dividends Received Deduction*	5.16%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco International Diversified Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco International Diversified Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-IDIV-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Main Street Mid Cap Fund®
Nasdaq:
A: OPMSX ■ C: OPMCX ■ R: OPMNX ■ Y: OPMYX ■ R5: MSMJX ■ R6: OPMIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.89%
Advertising–1.88%
Trade Desk, Inc. (The), Class A(b)	406,074	$47,725,877
Aerospace & Defense–2.81%
Curtiss-Wright Corp.	94,475	33,526,343
Howmet Aerospace, Inc.	345,634	37,801,991
		71,328,334
Apparel Retail–0.94%
Burlington Stores, Inc.(b)	83,944	23,929,077
Application Software–6.43%
HubSpot, Inc.(b)	46,950	32,713,351
Informatica, Inc., Class A(b)(c)	1,028,488	26,668,694
Manhattan Associates, Inc.(b)	127,465	34,446,142
ServiceTitan, Inc.(b)(c)	38,025	3,911,632
Tyler Technologies, Inc.(b)	58,101	33,503,361
Unity Software, Inc.(b)(c)	1,415,303	31,801,858
		163,045,038
Asset Management & Custody Banks–1.04%
Blue Owl Capital, Inc.(c)	1,133,654	26,368,792
Automotive Parts & Equipment–0.66%
Visteon Corp.(b)(c)	188,116	16,689,652
Biotechnology–1.68%
Ascendis Pharma A/S, ADR (Denmark)(b)	143,660	19,777,672
Natera, Inc.(b)	143,770	22,758,791
		42,536,463
Building Products–2.14%
A.O. Smith Corp.	208,273	14,206,301
Fortune Brands Innovations, Inc.	244,547	16,709,897
Johnson Controls International PLC	296,519	23,404,245
		54,320,443
Cargo Ground Transportation–0.85%
J.B. Hunt Transport Services, Inc.	126,692	21,621,257
Communications Equipment–1.38%
Motorola Solutions, Inc.	75,636	34,961,228
Construction & Engineering–0.72%
WillScot Holdings Corp.(b)(c)	543,390	18,176,395
Construction Machinery & Heavy Transportation Equipment– 1.29%
Allison Transmission Holdings, Inc.	302,251	32,661,243
Consumer Finance–0.89%
Discover Financial Services	129,870	22,497,380
Consumer Staples Merchandise Retail–1.27%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	361,242	32,276,973
Distillers & Vintners–0.74%
Constellation Brands, Inc., Class A	84,580	18,692,180
Diversified Financial Services–1.33%
Equitable Holdings, Inc.	712,879	33,626,502
Shares		Value
Electric Utilities–1.40%
PPL Corp.	1,093,634	$35,499,360
Electrical Components & Equipment–4.17%
Hubbell, Inc.	79,541	33,318,929
Regal Rexnord Corp.	137,313	21,301,366
Rockwell Automation, Inc.	90,734	25,930,870
Vertiv Holdings Co., Class A	221,886	25,208,468
		105,759,633
Electronic Equipment & Instruments–0.99%
Keysight Technologies, Inc.(b)	156,237	25,096,349
Environmental & Facilities Services–0.71%
Casella Waste Systems, Inc., Class A(b)(c)	170,275	18,016,798
Fertilizers & Agricultural Chemicals–1.10%
Corteva, Inc.	488,066	27,800,239
Financial Exchanges & Data–0.89%
Cboe Global Markets, Inc.	115,829	22,632,987
Food Distributors–1.25%
Sysco Corp.	414,358	31,681,813
Footwear–1.18%
Deckers Outdoor Corp.(b)	147,809	30,018,530
Health Care Distributors–0.83%
Cencora, Inc.	93,533	21,014,994
Health Care Equipment–1.02%
Zimmer Biomet Holdings, Inc.	244,218	25,796,747
Health Care Facilities–2.13%
Encompass Health Corp.	244,046	22,537,648
Tenet Healthcare Corp.(b)	249,875	31,541,721
		54,079,369
Health Care Supplies–0.98%
Cooper Cos., Inc. (The)(b)	269,847	24,807,035
Homebuilding–2.40%
D.R. Horton, Inc.	241,262	33,733,253
TopBuild Corp.(b)	86,859	27,042,681
		60,775,934
Hotels, Resorts & Cruise Lines–3.53%
Royal Caribbean Cruises Ltd.	205,499	47,406,564
Wyndham Hotels & Resorts, Inc.	416,902	42,019,553
		89,426,117
Human Resource & Employment Services–2.13%
Korn Ferry	362,328	24,439,024
Paylocity Holding Corp.(b)	147,682	29,458,128
		53,897,152
Independent Power Producers & Energy Traders–1.00%
Vistra Corp.	182,995	25,229,521
Industrial Machinery & Supplies & Components–2.18%
Lincoln Electric Holdings, Inc.	132,928	24,920,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Mid Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Xylem, Inc.	261,979	$30,394,804
		55,314,816
Industrial REITs–1.37%
First Industrial Realty Trust, Inc.	692,237	34,701,841
Insurance Brokers–0.99%
Arthur J. Gallagher & Co.	88,013	24,982,490
Interactive Media & Services–0.85%
Pinterest, Inc., Class A(b)	746,256	21,641,424
Internet Services & Infrastructure–1.86%
MongoDB, Inc.(b)	123,445	28,739,230
Snowflake, Inc., Class A(b)	119,490	18,450,451
		47,189,681
Investment Banking & Brokerage–1.74%
Raymond James Financial, Inc.	283,696	44,066,500
Life Sciences Tools & Services–1.57%
Bio-Techne Corp.	268,340	19,328,530
Lonza Group AG (Switzerland)	34,734	20,501,342
		39,829,872
Metal, Glass & Plastic Containers–0.85%
Silgan Holdings, Inc.(c)	413,942	21,545,681
Multi-Family Residential REITs–0.95%
Mid-America Apartment Communities, Inc.	155,805	24,082,779
Multi-line Insurance–1.40%
American International Group, Inc.	487,653	35,501,138
Multi-Utilities–2.63%
Ameren Corp.	347,890	31,010,914
CMS Energy Corp.	532,932	35,519,918
		66,530,832
Oil & Gas Exploration & Production–3.20%
ConocoPhillips	188,882	18,731,428
Expand Energy Corp.(c)	365,520	36,387,516
Permian Resources Corp.(c)	1,804,618	25,950,407
		81,069,351
Oil & Gas Storage & Transportation–1.61%
Cheniere Energy, Inc.	190,273	40,883,960
Other Specialized REITs–1.23%
Lamar Advertising Co., Class A(c)	257,068	31,295,458
Paper & Plastic Packaging Products & Materials–1.03%
Smurfit WestRock PLC(c)	483,563	26,044,703
Personal Care Products–1.79%
BellRing Brands, Inc.(b)	434,318	32,721,518
Estee Lauder Cos., Inc. (The), Class A	168,115	12,605,263
		45,326,781
Pharmaceuticals–0.81%
Intra-Cellular Therapies, Inc.(b)	246,920	20,622,758
Property & Casualty Insurance–1.32%
Hartford Financial Services Group, Inc. (The)	305,616	33,434,390
Shares		Value
Regional Banks–4.17%
Citizens Financial Group, Inc.	689,522	$30,173,483
M&T Bank Corp.	223,034	41,932,622
Wintrust Financial Corp.(c)	269,010	33,548,237
		105,654,342
Reinsurance–0.86%
Reinsurance Group of America, Inc.	102,018	21,794,105
Research & Consulting Services–2.03%
CACI International, Inc., Class A(b)	56,183	22,701,303
TransUnion	309,495	28,693,281
		51,394,584
Restaurants–2.00%
Dutch Bros, Inc., Class A(b)(c)	488,398	25,582,287
Texas Roadhouse, Inc.	139,124	25,102,144
		50,684,431
Retail REITs–1.35%
Kimco Realty Corp.	1,455,020	34,091,119
Semiconductor Materials & Equipment–0.69%
MKS Instruments, Inc.	167,976	17,535,015
Semiconductors–3.32%
Astera Labs, Inc.(b)(c)	243,610	32,266,145
Marvell Technology, Inc.	320,856	35,438,545
Microchip Technology, Inc.	288,284	16,533,087
		84,237,777
Single-Family Residential REITs–1.12%
American Homes 4 Rent, Class A	757,765	28,355,566
Specialty Chemicals–1.58%
DuPont de Nemours, Inc.	200,363	15,277,679
PPG Industries, Inc.	207,270	24,758,401
		40,036,080
Steel–0.75%
ATI, Inc.(b)	344,147	18,941,851
Systems Software–0.78%
GitLab, Inc., Class A(b)(c)	351,280	19,794,628
Telecom Tower REITs–0.62%
SBA Communications Corp., Class A	77,497	15,793,889
Trading Companies & Distributors–0.48%
Air Lease Corp., Class A	252,013	12,149,547
Total Common Stocks & Other Equity Interests (Cost $1,841,005,158)		2,506,516,801
Money Market Funds–0.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	8,436,592	8,436,592
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	15,673,297	15,673,297
Total Money Market Funds (Cost $24,109,889)		24,109,889
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $1,865,115,047)		2,530,626,690
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Mid Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.39%
Invesco Private Government Fund, 4.50%(d)(e)(f)	22,114,219	$22,114,219
Invesco Private Prime Fund, 4.53%(d)(e)(f)	63,857,514	63,876,671
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,990,890)		85,990,890
TOTAL INVESTMENTS IN SECURITIES–103.23% (Cost $1,951,105,937)		2,616,617,580
OTHER ASSETS LESS LIABILITIES—(3.23)%		(81,862,008)
NET ASSETS–100.00%		$2,534,755,572
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,284,585	$153,381,028	$(153,229,021)	$-	$-	$8,436,592	$309,842
Invesco Liquid Assets Portfolio, Institutional Class	5,919,499	56,885,339	(62,803,139)	(1,701)	2	-	154,546
Invesco Treasury Portfolio, Institutional Class	9,468,098	232,924,075	(226,718,876)	-	-	15,673,297	424,647
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,179,045	523,427,260	(538,492,086)	-	-	22,114,219	1,445,109*
Invesco Private Prime Fund	94,729,448	1,166,817,007	(1,197,636,586)	(6,660)	(26,538)	63,876,671	3,921,818*
Total	$155,580,675	$2,133,434,709	$(2,178,879,708)	$(8,361)	$(26,536)	$110,100,779	$6,255,962

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $1,841,005,158)*	$2,506,516,801
Investments in affiliated money market funds, at value (Cost $110,100,779)	110,100,779
Cash	5,036,826
Foreign currencies, at value (Cost $148)	147
Receivable for:
Fund shares sold	1,057,930
Dividends	1,494,188
Investment for trustee deferred compensation and retirement plans	647,564
Other assets	174,947
Total assets	2,625,029,182
Liabilities:
Payable for:
Fund shares reacquired	2,142,559
Collateral upon return of securities loaned	85,990,890
Accrued fees to affiliates	1,338,701
Accrued other operating expenses	128,341
Trustee deferred compensation and retirement plans	673,119
Total liabilities	90,273,610
Net assets applicable to shares outstanding	$2,534,755,572
Net assets consist of:
Shares of beneficial interest	$1,814,001,687
Distributable earnings	720,753,885
$2,534,755,572
Net Assets:
Class A	$1,874,011,607
Class C	$60,528,145
Class R	$149,900,210
Class Y	$335,491,687
Class R5	$15,537,348
Class R6	$99,286,575
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	65,138,881
Class C	3,153,092
Class R	5,786,844
Class Y	10,177,462
Class R5	533,553
Class R6	3,011,165
Class A:
Net asset value per share	$28.77
Maximum offering price per share (Net asset value of $28.77 ÷ 94.50%)	$30.44
Class C:
Net asset value and offering price per share	$19.20
Class R:
Net asset value and offering price per share	$25.90
Class Y:
Net asset value and offering price per share	$32.96
Class R5:
Net asset value and offering price per share	$29.12
Class R6:
Net asset value and offering price per share	$32.97

*	At December 31, 2024, securities with an aggregate value of $81,854,745 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Mid Cap Fund®

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $9,040)	$29,671,172
Dividends from affiliated money market funds (includes net securities lending income of $506,375)	1,395,410
Total investment income	31,066,582
Expenses:
Advisory fees	15,483,180
Administrative services fees	359,234
Custodian fees	19,193
Distribution fees:
Class A	4,525,013
Class C	622,749
Class R	727,315
Transfer agent fees — A, C, R and Y	3,739,101
Transfer agent fees — R5	15,400
Transfer agent fees — R6	27,825
Trustees’ and officers’ fees and benefits	46,359
Registration and filing fees	99,323
Reports to shareholders	310,259
Professional services fees	77,068
Other	41,281
Total expenses	26,093,300
Less: Fees waived and/or expense offset arrangement(s)	(138,895)
Net expenses	25,954,405
Net investment income	5,112,177
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	244,741,620
Affiliated investment securities	(26,536)
Foreign currencies	123
244,715,207
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	143,692,277
Affiliated investment securities	(8,361)
Foreign currencies	(10)
143,683,906
Net realized and unrealized gain	388,399,113
Net increase in net assets resulting from operations	$393,511,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$5,112,177	$5,400,906
Net realized gain	244,715,207	88,596,041
Change in net unrealized appreciation	143,683,906	224,982,373
Net increase in net assets resulting from operations	393,511,290	318,979,320
Distributions to shareholders from distributable earnings:
Class A	(158,390,842)	—
Class C	(7,217,346)	—
Class R	(13,558,577)	—
Class Y	(25,777,932)	—
Class R5	(1,329,243)	(2,878)
Class R6	(7,647,437)	(70,204)
Total distributions from distributable earnings	(213,921,377)	(73,082)
Share transactions–net:
Class A	(48,956,494)	(167,365,425)
Class C	(4,399,443)	(12,528,845)
Class R	(1,686,209)	(16,789,896)
Class Y	(18,895,006)	(27,628,508)
Class R5	(3,833)	(1,331,166)
Class R6	4,311,637	(4,745,984)
Net increase (decrease) in net assets resulting from share transactions	(69,629,348)	(230,389,824)
Net increase in net assets	109,960,565	88,516,414
Net assets:
Beginning of year	2,424,795,007	2,336,278,593
End of year	$2,534,755,572	$2,424,795,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Mid Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/24	$26.72	$0.05	$4.62	$4.67	$(0.08)	$(2.54)	$(2.62)	$28.77	17.07%(d)	$1,874,012	1.05%(d)	1.06%(d)	0.19%(d)	40%
Year ended 12/31/23	23.34	0.05	3.33	3.38	—	—	—	26.72	14.48 (d)	1,790,676	1.06 (d)	1.06 (d)	0.21 (d)	34
Year ended 12/31/22	28.30	0.09	(4.16)	(4.07)	(0.03)	(0.86)	(0.89)	23.34	(14.35)(d)	1,723,024	1.06 (d)	1.06 (d)	0.35 (d)	54
Year ended 12/31/21	27.52	(0.04)	6.20	6.16	(0.07)	(5.31)	(5.38)	28.30	23.02	2,217,085	1.06	1.06	(0.13)	65
Year ended 12/31/20	26.13	0.06	2.06	2.12	—	(0.73)	(0.73)	27.52	9.13 (d)	1,946,102	1.10 (d)	1.11 (d)	0.27 (d)	76
Class C
Year ended 12/31/24	18.62	(0.11)	3.23	3.12	—	(2.54)	(2.54)	19.20	16.21	60,528	1.81	1.82	(0.57)	40
Year ended 12/31/23	16.39	(0.09)	2.32	2.23	—	—	—	18.62	13.61	62,801	1.82	1.82	(0.55)	34
Year ended 12/31/22	20.29	(0.07)	(2.97)	(3.04)	—	(0.86)	(0.86)	16.39	(14.95)	67,259	1.82	1.82	(0.41)	54
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	—	(5.31)	(5.31)	20.29	22.08	97,388	1.81	1.81	(0.88)	65
Year ended 12/31/20	20.41	(0.09)	1.52	1.43	—	(0.73)	(0.73)	21.11	8.29	90,764	1.84	1.87	(0.47)	76
Class R
Year ended 12/31/24	24.28	(0.02)	4.19	4.17	(0.01)	(2.54)	(2.55)	25.90	16.74	149,900	1.31	1.32	(0.07)	40
Year ended 12/31/23	21.27	(0.01)	3.02	3.01	—	—	—	24.28	14.15	142,753	1.32	1.32	(0.05)	34
Year ended 12/31/22	25.90	0.02	(3.79)	(3.77)	—	(0.86)	(0.86)	21.27	(14.53)	140,983	1.32	1.32	0.09	54
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73	184,312	1.31	1.31	(0.38)	65
Year ended 12/31/20	24.41	0.01	1.89	1.90	—	(0.73)	(0.73)	25.58	8.87	163,178	1.34	1.37	0.03	76
Class Y
Year ended 12/31/24	30.29	0.14	5.22	5.36	(0.15)	(2.54)	(2.69)	32.96	17.32	335,492	0.81	0.82	0.43	40
Year ended 12/31/23	26.40	0.13	3.76	3.89	—	—	—	30.29	14.74	326,888	0.82	0.82	0.45	34
Year ended 12/31/22	31.87	0.17	(4.67)	(4.50)	(0.11)	(0.86)	(0.97)	26.40	(14.10)	310,823	0.82	0.82	0.59	54
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31	436,518	0.81	0.81	0.12	65
Year ended 12/31/20	28.69	0.14	2.30	2.44	—	(0.73)	(0.73)	30.40	9.44	395,290	0.84	0.87	0.53	76
Class R5
Year ended 12/31/24	27.02	0.14	4.66	4.80	(0.16)	(2.54)	(2.70)	29.12	17.37	15,537	0.76	0.76	0.48	40
Year ended 12/31/23	23.53	0.13	3.37	3.50	(0.01)	—	(0.01)	27.02	14.86	14,377	0.76	0.76	0.51	34
Year ended 12/31/22	28.54	0.17	(4.19)	(4.02)	(0.13)	(0.86)	(0.99)	23.53	(14.06)	13,795	0.75	0.75	0.66	54
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41	17,284	0.74	0.74	0.19	65
Year ended 12/31/20	26.19	0.16	2.08	2.24	—	(0.73)	(0.73)	27.70	9.58	14,535	0.72	0.72	0.65	76
Class R6
Year ended 12/31/24	30.29	0.18	5.22	5.40	(0.18)	(2.54)	(2.72)	32.97	17.48	99,287	0.69	0.69	0.55	40
Year ended 12/31/23	26.38	0.16	3.77	3.93	(0.02)	—	(0.02)	30.29	14.92	87,300	0.69	0.69	0.58	34
Year ended 12/31/22	31.86	0.21	(4.68)	(4.47)	(0.15)	(0.86)	(1.01)	26.38	(14.00)	80,394	0.68	0.68	0.73	54
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50	93,221	0.67	0.68	0.26	65
Year ended 12/31/20	28.63	0.18	2.30	2.48	—	(0.73)	(0.73)	30.38	9.60	87,060	0.67	0.69	0.70	76

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31,
2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the
Fund.

(d)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31,
2024, 2023, 2022 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Mid Cap Fund®

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Main Street Mid Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by
10
Invesco Main Street Mid Cap Fund®

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $41,164 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
11
Invesco Main Street Mid Cap Fund®

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $18,320.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $106,591 in front-end sales commissions from the sale of Class A shares and $416 and $1,357 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2024, the Fund incurred $59,314 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
12
Invesco Main Street Mid Cap Fund®

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,486,015,459	$20,501,342	$—	$2,506,516,801
Money Market Funds	24,109,889	85,990,890	—	110,100,779
Total Investments	$2,510,125,348	$106,492,232	$—	$2,616,617,580
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $120,575.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$13,395,311	$73,082
Long-term capital gain	200,526,066	—
Total distributions	$213,921,377	$73,082

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$11,633,069
Undistributed long-term capital gain	44,276,570
Net unrealized appreciation — investments	665,309,196
Net unrealized appreciation (depreciation) — foreign currencies	(10)
Temporary book/tax differences	(464,940)
Shares of beneficial interest	1,814,001,687
Total net assets	$2,534,755,572
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
13
Invesco Main Street Mid Cap Fund®

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $1,003,294,855 and $1,259,248,085, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$710,893,220
Aggregate unrealized (depreciation) of investments	(45,584,024)
Net unrealized appreciation of investments	$665,309,196
Cost of investments for tax purposes is $1,951,308,384.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on December 31, 2024, undistributed net investment income was increased by $123, undistributed net realized gain was decreased by $10,137,123 and shares of beneficial interest was increased by $10,137,000. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,492,586	$71,961,339	2,913,182	$71,781,709
Class C	344,394	6,858,346	430,398	7,410,405
Class R	674,517	17,879,433	748,735	16,802,614
Class Y	1,011,189	33,333,374	1,231,763	34,388,738
Class R5	59,058	1,739,131	64,766	1,611,978
Class R6	588,055	19,246,361	631,973	17,533,540
Issued as reinvestment of dividends:
Class A	5,007,292	150,368,947	-	-
Class C	356,045	7,135,141	-	-
Class R	500,236	13,526,382	-	-
Class Y	644,610	22,174,581	-	-
Class R5	43,715	1,328,490	107	2,878
Class R6	214,062	7,365,867	2,226	66,948
Automatic conversion of Class C shares to Class A shares:
Class A	245,442	7,111,286	328,226	8,017,494
Class C	(354,871)	(7,111,286)	(469,154)	(8,017,494)
Reacquired:
Class A	(9,611,454)	(278,398,066)	(10,043,421)	(247,164,628)
Class C	(564,891)	(11,281,644)	(692,419)	(11,921,756)
Class R	(1,266,772)	(33,092,024)	(1,499,426)	(33,592,510)
Class Y	(2,270,028)	(74,402,961)	(2,215,660)	(62,017,246)
Class R5	(101,416)	(3,071,454)	(118,882)	(2,946,022)
Class R6	(672,921)	(22,300,591)	(799,300)	(22,346,472)
Net increase (decrease) in share activity	(2,661,152)	$(69,629,348)	(9,486,886)	$(230,389,824)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Main Street Mid Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Mid Cap Fund®
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Mid Cap Fund® (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Main Street Mid Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$210,663,066
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	100.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$6,661,275
16
Invesco Main Street Mid Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Main Street Mid Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSM-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Main Street Small Cap Fund®
Nasdaq:
A: OSCAX ■ C: OSCCX ■ R: OSCNX ■ Y: OSCYX ■ R5: MNSQX ■ R6: OSSIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.85%
Aerospace & Defense–0.92%
AAR Corp.(b)	304,112	$18,635,983
Air Freight & Logistics–1.43%
Hub Group, Inc., Class A	651,409	29,026,785
Aluminum–0.81%
Century Aluminum Co.(b)	403,142	7,345,247
Kaiser Aluminum Corp.	129,955	9,131,938
		16,477,185
Application Software–2.69%
Informatica, Inc., Class A(b)	636,779	16,511,679
MARA Holdings, Inc.(b)(c)	857,804	14,385,373
ServiceTitan, Inc.(b)(c)	30,540	3,141,650
Unity Software, Inc.(b)(c)	914,261	20,543,445
		54,582,147
Asset Management & Custody Banks–1.90%
DigitalBridge Group, Inc.	1,389,498	15,673,537
Federated Hermes, Inc., Class B	553,304	22,746,328
		38,419,865
Automotive Parts & Equipment–2.50%
Dorman Products, Inc.(b)	225,675	29,236,196
Visteon Corp.(b)	242,270	21,494,195
		50,730,391
Automotive Retail–1.76%
AutoNation, Inc.(b)(c)	210,241	35,707,331
Biotechnology–5.39%
ADMA Biologics, Inc.(b)	1,921,416	32,952,285
Ascendis Pharma A/S, ADR (Denmark)(b)	152,457	20,988,755
BridgeBio Pharma, Inc.(b)	369,661	10,143,498
Immunovant, Inc.(b)(c)	211,181	5,230,953
Merus N.V. (Netherlands)(b)	121,522	5,110,000
Twist Bioscience Corp.(b)	538,858	25,040,731
Ultragenyx Pharmaceutical, Inc.(b)	234,416	9,861,881
		109,328,103
Building Products–2.52%
Hayward Holdings, Inc.(b)	984,768	15,057,103
Zurn Elkay Water Solutions Corp.(c)	964,116	35,961,527
		51,018,630
Commercial & Residential Mortgage Finance–1.59%
PennyMac Financial Services, Inc.	314,530	32,126,094
Construction & Engineering–0.75%
WillScot Holdings Corp.(b)	453,244	15,161,012
Construction Machinery & Heavy Transportation Equipment– 3.24%
Allison Transmission Holdings, Inc.	292,936	31,654,664
Atmus Filtration Technologies, Inc.	472,765	18,522,933
Federal Signal Corp.	167,071	15,435,690
		65,613,287
Shares		Value
Construction Materials–1.77%
Summit Materials, Inc., Class A(b)	710,787	$35,965,822
Diversified Banks–0.60%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	331,762	12,125,901
Diversified REITs–0.70%
Essential Properties Realty Trust, Inc.	456,333	14,274,096
Education Services–1.12%
Stride, Inc.(b)(c)	218,044	22,661,313
Electric Utilities–1.01%
Portland General Electric Co.	470,080	20,504,890
Electrical Components & Equipment–1.51%
Atkore, Inc.	220,769	18,423,173
Regal Rexnord Corp.	79,045	12,262,251
		30,685,424
Electronic Components–2.02%
Belden, Inc.	268,539	30,240,177
Vishay Intertechnology, Inc.(c)	634,362	10,746,092
		40,986,269
Electronic Equipment & Instruments–1.58%
Itron, Inc.(b)	295,240	32,057,159
Environmental & Facilities Services–2.65%
ABM Industries, Inc.	446,203	22,836,669
Casella Waste Systems, Inc., Class A(b)	291,097	30,800,974
		53,637,643
Footwear–1.08%
Steven Madden Ltd.	515,140	21,903,753
Gas Utilities–1.04%
Chesapeake Utilities Corp.	173,022	20,996,220
Health Care Equipment–2.35%
Inspire Medical Systems, Inc.(b)(c)	100,837	18,693,163
Integer Holdings Corp.(b)(c)	166,318	22,040,461
TransMedics Group, Inc.(b)(c)	109,785	6,845,095
		47,578,719
Health Care Facilities–1.44%
Encompass Health Corp.	174,563	16,120,893
Surgery Partners, Inc.(b)(c)	615,791	13,036,296
		29,157,189
Health Care Services–2.14%
Addus HomeCare Corp.(b)	112,779	14,136,848
BrightSpring Health Services, Inc.(b)(c)	679,326	11,568,922
Guardant Health, Inc.(b)(c)	575,766	17,589,651
		43,295,421
Homebuilding–1.52%
KB Home	467,334	30,713,191
Hotel & Resort REITs–1.54%
DiamondRock Hospitality Co.	3,461,282	31,255,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–3.22%
Korn Ferry	444,291	$29,967,428
Paycor HCM, Inc.(b)	1,238,966	23,007,599
Upwork, Inc.(b)	752,112	12,297,031
		65,272,058
Industrial Machinery & Supplies & Components–4.07%
Enpro, Inc.	169,063	29,154,914
ESAB Corp.	278,949	33,457,143
Gates Industrial Corp. PLC(b)	969,507	19,942,759
		82,554,816
Industrial REITs–1.28%
Terreno Realty Corp.(c)	437,536	25,875,879
Investment Banking & Brokerage–1.39%
BGC Group, Inc., Class A	995,212	9,016,621
Stifel Financial Corp.	180,331	19,129,512
		28,146,133
IT Consulting & Other Services–1.04%
ASGN, Inc.(b)	253,724	21,145,358
Life Sciences Tools & Services–1.62%
BioLife Solutions, Inc.(b)(c)	613,043	15,914,596
Repligen Corp.(b)(c)	117,620	16,930,223
		32,844,819
Metal, Glass & Plastic Containers–1.25%
Silgan Holdings, Inc.	484,921	25,240,138
Oil & Gas Drilling–1.23%
Helmerich & Payne, Inc.	781,402	25,020,492
Oil & Gas Exploration & Production–3.59%
Civitas Resources, Inc.	559,345	25,657,155
CNX Resources Corp.(b)(c)	536,409	19,670,118
Northern Oil and Gas, Inc.(c)	735,834	27,343,592
		72,670,865
Other Specialized REITs–2.83%
Four Corners Property Trust, Inc.(c)	1,134,739	30,796,817
Outfront Media, Inc.	1,496,591	26,549,524
		57,346,341
Personal Care Products–1.32%
BellRing Brands, Inc.(b)	356,273	26,841,608
Pharmaceuticals–2.16%
Collegium Pharmaceutical, Inc.(b)(c)	408,772	11,711,318
Intra-Cellular Therapies, Inc.(b)	328,237	27,414,354
Structure Therapeutics, Inc., ADR(b)(c)	169,827	4,605,708
		43,731,380
Property & Casualty Insurance–1.79%
Definity Financial Corp. (Canada)	605,731	24,630,406
Skyward Specialty Insurance Group, Inc.(b)	231,186	11,684,140
		36,314,546
Regional Banks–9.24%
Berkshire Hills Bancorp, Inc.	436,359	12,405,687
Cathay General Bancorp	568,329	27,058,144
Columbia Banking System, Inc.	880,781	23,789,895
Shares		Value
Regional Banks–(continued)
OceanFirst Financial Corp.	663,685	$12,012,699
Pacific Premier Bancorp, Inc.	845,060	21,058,895
United Community Banks, Inc.	473,556	15,300,594
Webster Financial Corp.	414,888	22,910,115
Wintrust Financial Corp.	295,606	36,865,024
WSFS Financial Corp.	297,593	15,811,116
		187,212,169
Research & Consulting Services–0.77%
CACI International, Inc., Class A(b)	38,423	15,525,197
Restaurants–1.52%
Dutch Bros, Inc., Class A(b)	280,234	14,678,657
Texas Roadhouse, Inc.	89,065	16,069,998
		30,748,655
Semiconductor Materials & Equipment–0.99%
MKS Instruments, Inc.	193,109	20,158,649
Semiconductors–4.41%
Allegro MicroSystems, Inc.(b)(c)	868,859	18,993,258
Lattice Semiconductor Corp.(b)(c)	308,882	17,498,165
MACOM Technology Solutions Holdings, Inc.(b)	248,677	32,305,629
Silicon Laboratories, Inc.(b)(c)	164,847	20,477,294
		89,274,346
Steel–2.30%
ATI, Inc.(b)	521,146	28,683,876
Commercial Metals Co.	363,272	18,018,291
		46,702,167
Systems Software–1.91%
GitLab, Inc., Class A(b)	368,686	20,775,456
Progress Software Corp.(c)	274,155	17,861,198
		38,636,654
Trading Companies & Distributors–0.94%
Air Lease Corp., Class A	394,507	19,019,182
Transaction & Payment Processing Services–0.41%
Marqeta, Inc., Class A(b)	2,201,364	8,343,170
Total Common Stocks & Other Equity Interests (Cost $1,491,642,999)		2,003,249,821
Money Market Funds–1.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	6,728,218	6,728,218
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	14,573,949	14,573,949
Total Money Market Funds (Cost $21,302,167)		21,302,167
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $1,512,945,166)		2,024,551,988
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.69%
Invesco Private Government Fund, 4.50%(d)(e)(f)	71,355,058	71,355,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.53%(d)(e)(f)	185,754,174	$185,809,900
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $257,164,958)		257,164,958
TOTAL INVESTMENTS IN SECURITIES–112.59% (Cost $1,770,110,124)		2,281,716,946
OTHER ASSETS LESS LIABILITIES—(12.59)%		(255,214,230)
NET ASSETS–100.00%		$2,026,502,716
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,648,964	$178,976,596	$(177,897,342)	$-	$-	$6,728,218	$586,521
Invesco Liquid Assets Portfolio, Institutional Class	2,798,974	84,220,834	(87,016,164)	(1,111)	(2,533)	-	273,186
Invesco Treasury Portfolio, Institutional Class	6,455,958	260,456,686	(252,338,695)	-	-	14,573,949	877,965
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,991,280	576,005,438	(574,641,660)	-	-	71,355,058	3,709,679*
Invesco Private Prime Fund	182,694,328	1,226,494,515	(1,223,325,688)	(61,144)	7,889	185,809,900	10,008,345*
Total	$267,589,504	$2,326,154,069	$(2,315,219,549)	$(62,255)	$5,356	$278,467,125	$15,455,696

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $1,491,642,999)*	$2,003,249,821
Investments in affiliated money market funds, at value (Cost $278,467,125)	278,467,125
Cash	1,128,763
Foreign currencies, at value (Cost $57,308)	57,450
Receivable for:
Fund shares sold	1,321,409
Dividends	2,819,952
Investment for trustee deferred compensation and retirement plans	159,556
Other assets	55,690
Total assets	2,287,259,766
Liabilities:
Payable for:
Investments purchased	1,383,259
Fund shares reacquired	1,186,257
Collateral upon return of securities loaned	257,164,958
Accrued fees to affiliates	729,322
Accrued other operating expenses	127,975
Trustee deferred compensation and retirement plans	165,279
Total liabilities	260,757,050
Net assets applicable to shares outstanding	$2,026,502,716
Net assets consist of:
Shares of beneficial interest	$1,472,427,460
Distributable earnings	554,075,256
$2,026,502,716
Net Assets:
Class A	$407,900,285
Class C	$29,282,390
Class R	$79,172,659
Class Y	$911,925,804
Class R5	$12,054,309
Class R6	$586,167,269
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,598,366
Class C	1,470,116
Class R	3,724,186
Class Y	40,990,954
Class R5	544,446
Class R6	26,236,246
Class A:
Net asset value per share	$21.93
Maximum offering price per share (Net asset value of $21.93 ÷ 94.50%)	$23.21
Class C:
Net asset value and offering price per share	$19.92
Class R:
Net asset value and offering price per share	$21.26
Class Y:
Net asset value and offering price per share	$22.25
Class R5:
Net asset value and offering price per share	$22.14
Class R6:
Net asset value and offering price per share	$22.34

*	At December 31, 2024, securities with an aggregate value of $248,542,046 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Main Street Small Cap Fund®

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $39,900)	$24,606,889
Dividends from affiliated money market funds (includes net securities lending income of $405,376)	2,143,048
Total investment income	26,749,937
Expenses:
Advisory fees	12,141,423
Administrative services fees	277,208
Custodian fees	12,846
Distribution fees:
Class A	966,534
Class C	295,323
Class R	367,890
Transfer agent fees — A, C, R and Y	2,319,995
Transfer agent fees — R5	10,449
Transfer agent fees — R6	170,217
Trustees’ and officers’ fees and benefits	38,510
Registration and filing fees	174,780
Reports to shareholders	253,479
Professional services fees	70,351
Other	30,210
Total expenses	17,129,215
Less: Fees waived and/or expense offset arrangement(s)	(80,186)
Net expenses	17,049,029
Net investment income	9,700,908
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	187,801,879
Affiliated investment securities	5,356
Foreign currencies	590
187,807,825
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	31,251,619
Affiliated investment securities	(62,255)
Foreign currencies	320
31,189,684
Net realized and unrealized gain	218,997,509
Net increase in net assets resulting from operations	$228,698,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$9,700,908	$6,355,312
Net realized gain	187,807,825	89,239,528
Change in net unrealized appreciation	31,189,684	162,835,120
Net increase in net assets resulting from operations	228,698,417	258,429,960
Distributions to shareholders from distributable earnings:
Class A	(23,440,638)	(2,429,457)
Class C	(1,859,235)	(222,560)
Class R	(4,665,345)	(442,906)
Class Y	(53,244,379)	(4,329,453)
Class R5	(689,594)	(60,114)
Class R6	(34,207,724)	(3,520,353)
Total distributions from distributable earnings	(118,106,915)	(11,004,843)
Share transactions–net:
Class A	9,353,730	2,074,022
Class C	(3,586,405)	(3,967,945)
Class R	8,057,295	9,184,024
Class Y	184,804,362	53,653,991
Class R5	2,104,252	174,036
Class R6	(7,960,486)	(10,105,315)
Net increase in net assets resulting from share transactions	192,772,748	51,012,813
Net increase in net assets	303,364,250	298,437,930
Net assets:
Beginning of year	1,723,138,466	1,424,700,536
End of year	$2,026,502,716	$1,723,138,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Main Street Small Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/24	$20.63	$0.07	$2.57	$2.64	$—	$(1.34)	$—	$(1.34)	$21.93	12.43%	$407,900	1.09%	1.09%	0.30%	41%
Year ended 12/31/23	17.67	0.04	3.05	3.09	(0.13)	—	—	(0.13)	20.63	17.54	376,241	1.08	1.08	0.22	42
Year ended 12/31/22	21.07	0.02	(3.41)	(3.39)	(0.01)	—	(0.00)	(0.01)	17.67	(16.09)	320,730	1.11	1.11	0.12	36
Year ended 12/31/21	18.71	(0.06)	4.06	4.00	(0.01)	(1.63)	—	(1.64)	21.07	21.73	408,430	1.11	1.11	(0.28)	58
Year ended 12/31/20	15.68	0.01	3.10	3.11	—	(0.08)	—	(0.08)	18.71	19.82 (d)	158,769	1.20 (d)	1.23 (d)	0.03 (d)	43
Class C
Year ended 12/31/24	18.98	(0.09)	2.37	2.28	—	(1.34)	—	(1.34)	19.92	11.61	29,282	1.84	1.84	(0.45)	41
Year ended 12/31/23	16.39	(0.09)	2.81	2.72	(0.13)	—	—	(0.13)	18.98	16.65	31,527	1.83	1.83	(0.53)	42
Year ended 12/31/22	19.68	(0.11)	(3.18)	(3.29)	—	—	—	—	16.39	(16.72)	31,022	1.86	1.86	(0.63)	36
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	—	(1.64)	19.68	20.81	42,392	1.86	1.86	(1.03)	58
Year ended 12/31/20	14.95	(0.10)	2.93	2.83	—	(0.08)	—	(0.08)	17.70	18.92	34,635	1.94	1.99	(0.71)	43
Class R
Year ended 12/31/24	20.08	0.01	2.51	2.52	—	(1.34)	—	(1.34)	21.26	12.18	79,173	1.34	1.34	0.05	41
Year ended 12/31/23	17.25	(0.01)	2.97	2.96	(0.13)	—	—	(0.13)	20.08	17.21	67,413	1.33	1.33	(0.03)	42
Year ended 12/31/22	20.60	(0.02)	(3.33)	(3.35)	—	—	—	—	17.25	(16.26)	48,875	1.36	1.36	(0.13)	36
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	—	(1.64)	20.60	21.42	57,441	1.36	1.36	(0.53)	58
Year ended 12/31/20	15.45	(0.03)	3.03	3.00	—	(0.08)	—	(0.08)	18.37	19.40	33,457	1.45	1.49	(0.22)	43
Class Y
Year ended 12/31/24	20.88	0.12	2.62	2.74	(0.03)	(1.34)	—	(1.37)	22.25	12.75	911,926	0.84	0.84	0.55	41
Year ended 12/31/23	17.84	0.09	3.08	3.17	(0.13)	—	—	(0.13)	20.88	17.82	681,306	0.83	0.83	0.47	42
Year ended 12/31/22	21.27	0.07	(3.44)	(3.37)	(0.05)	—	(0.01)	(0.06)	17.84	(15.87)	533,098	0.86	0.86	0.37	36
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	—	(1.64)	21.27	22.03	566,299	0.86	0.86	(0.03)	58
Year ended 12/31/20	15.79	0.05	3.13	3.18	(0.06)	(0.08)	—	(0.14)	18.83	20.13	266,951	0.90	0.99	0.33	43
Class R5
Year ended 12/31/24	20.79	0.14	2.59	2.73	(0.04)	(1.34)	—	(1.38)	22.14	12.77	12,054	0.77	0.77	0.62	41
Year ended 12/31/23	17.74	0.10	3.08	3.18	(0.13)	—	—	(0.13)	20.79	17.98	9,426	0.75	0.75	0.55	42
Year ended 12/31/22	21.16	0.09	(3.43)	(3.34)	(0.07)	—	(0.01)	(0.08)	17.74	(15.78)	7,887	0.74	0.74	0.49	36
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	—	(1.65)	21.16	22.08	9,028	0.77	0.77	0.06	58
Year ended 12/31/20	15.71	0.07	3.12	3.19	(0.08)	(0.08)	—	(0.16)	18.74	20.30	13	0.77	0.77	0.46	43
Class R6
Year ended 12/31/24	20.96	0.15	2.63	2.78	(0.06)	(1.34)	—	(1.40)	22.34	12.88	586,167	0.70	0.70	0.69	41
Year ended 12/31/23	17.88	0.11	3.10	3.21	(0.13)	—	—	(0.13)	20.96	18.00	557,225	0.71	0.71	0.59	42
Year ended 12/31/22	21.36	0.10	(3.47)	(3.37)	(0.09)	—	(0.02)	(0.11)	17.88	(15.79)	483,088	0.71	0.71	0.52	36
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	—	(1.65)	21.36	22.23	745,149	0.68	0.68	0.15	58
Year ended 12/31/20	15.83	0.07	3.15	3.22	(0.09)	(0.08)	—	(0.17)	18.88	20.31	704,706	0.77	0.77	0.46	43

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Main Street Small Cap Fund®

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Main Street Small Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by
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Invesco Main Street Small Cap Fund®

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $26,931 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
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Invesco Main Street Small Cap Fund®

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $35,864.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $92,367 in front-end sales commissions from the sale of Class A shares and $704 and $1,555 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2024, the Fund incurred $18,164 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco Main Street Small Cap Fund®

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,003,249,821	$—	$—	$2,003,249,821
Money Market Funds	21,302,167	257,164,958	—	278,467,125
Total Investments	$2,024,551,988	$257,164,958	$—	$2,281,716,946
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $44,322.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$2,504,287	$11,004,843
Long-term capital gain	115,602,628	—
Total distributions	$118,106,915	$11,004,843

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$9,332,681
Undistributed long-term capital gain	39,562,175
Net unrealized appreciation — investments	505,284,602
Net unrealized appreciation — foreign currencies	142
Temporary book/tax differences	(104,344)
Shares of beneficial interest	1,472,427,460
Total net assets	$2,026,502,716
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
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Invesco Main Street Small Cap Fund®

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $871,300,256 and $783,962,194, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$559,670,006
Aggregate unrealized (depreciation) of investments	(54,385,404)
Net unrealized appreciation of investments	$505,284,602
Cost of investments for tax purposes is $1,776,432,344.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on December 31, 2024, undistributed net investment income was increased by $217,633, undistributed net realized gain was decreased by $8,638,653 and shares of beneficial interest was increased by $8,421,020. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,529,034	$55,860,609	2,628,069	$49,431,278
Class C	267,875	5,383,092	234,294	4,043,602
Class R	869,007	18,462,176	1,127,956	20,135,035
Class Y	19,254,649	423,519,817	14,486,076	272,690,217
Class R5	185,812	4,167,834	84,190	1,573,825
Class R6	4,381,748	95,218,073	3,887,090	74,102,122
Issued as reinvestment of dividends:
Class A	976,270	22,639,698	118,620	2,354,610
Class C	85,636	1,804,359	11,888	217,192
Class R	207,385	4,662,028	22,918	442,782
Class Y	2,142,046	50,380,932	177,649	3,568,978
Class R5	29,387	687,588	2,998	59,936
Class R6	1,396,053	32,974,768	162,575	3,277,515
Automatic conversion of Class C shares to Class A shares:
Class A	211,488	4,534,359	174,577	3,243,879
Class C	(230,622)	(4,534,359)	(188,954)	(3,243,879)
Reacquired:
Class A	(3,354,261)	(73,680,936)	(2,838,647)	(52,955,745)
Class C	(313,611)	(6,239,497)	(289,358)	(4,984,860)
Class R	(708,700)	(15,066,909)	(628,495)	(11,393,793)
Class Y	(13,029,707)	(289,096,387)	(11,925,177)	(222,605,204)
Class R5	(124,190)	(2,751,170)	(78,269)	(1,459,725)
Class R6	(6,122,279)	(136,153,327)	(4,479,949)	(87,484,952)
Net increase in share activity	8,653,020	$192,772,748	2,690,051	$51,012,813

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco Main Street Small Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Small Cap Fund®
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Small Cap Fund® (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Main Street Small Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$124,253,628
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	100.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco Main Street Small Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Main Street Small Cap Fund®

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-MSS-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Quality Income Fund
Nasdaq:
A: VKMGX ■ C: VUSCX ■ R: VUSRX ■ Y: VUSIX ■ R5: VUSJX ■ R6: VUSSX

2	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Distribution Information
21	Tax Information
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–110.56%
Collateralized Mortgage Obligations–5.04%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$88,497	$88,420
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	95,115	5,833
6.50%, 04/25/2029 to 02/25/2033(b)	718,057	85,977
8.00%, 05/25/2030(b)	173,329	23,063
7.50%, 01/25/2032(b)	49,757	4,156
6.00%, 02/25/2033 to 09/25/2035(b)(d)	1,001,657	125,918
5.50%, 11/25/2033 to 06/25/2035(b)	474,815	68,722
PO, 0.00%, 09/25/2032(c)	26,735	23,826
Fannie Mae REMICs,
2.50%, 12/25/2025 to 08/25/2049(b)	19,113,282	2,322,371
7.00%, 03/18/2027 to 05/25/2033(b)	212,282	110,488
6.50%, 10/25/2028 to 05/25/2033(b)	67,662	58,581
5.68% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	234,928	236,889
5.71% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	206,298	208,395
5.18% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	746,991	740,439
5.21% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	22,536	22,430
5.08% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	138,996	137,315
5.02% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	537,237	531,360
5.03% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	321,018	319,660
7.39% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	97,291	116,726
7.03% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	61,116	67,906
7.03% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	61,855	62,857
5.62% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	503,235	507,802
5.13% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	321,231	316,066
6.60%, 06/25/2039(a)	236,689	243,821
4.00%, 03/25/2041 to 08/25/2047(b)	506,958	284,967
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
2.00%, 05/25/2044 to 03/25/2051(b)	$5,884,975	$775,590
IO, 3.00%, 10/25/2026 to 07/25/2045(b)	4,058,481	2,862,829
8.00%, 08/18/2027 to 09/18/2027(b)	61,561	3,574
0.75%, 10/25/2031(b)	2,151	29
2.02% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	411,411	30,926
3.22% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	51,869	4,998
3.19% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	33,778	2,411
3.27% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	33,661	2,978
3.29% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	80,490	7,801
3.42% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	111,300	11,230
2.32% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	172,222	13,351
3.12% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	35,233	3,727
3.32% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	229,441	24,476
3.39% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	140,503	11,879
3.57% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	196,865	26,662
6.00%, 05/25/2033(b)	11,947	1,715
1.37% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	577,873	40,802
2.07% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	30,680	1,463
1.92% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	120,893	6,921
3.50%, 08/25/2035 to 08/25/2042(b)	1,123,432	117,962
1.87% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	99,761	7,307
1.47% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	333,769	32,195
4.50%, 02/25/2043(b)	225,958	28,349
5.50%, 07/25/2046(b)	219,411	25,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.22% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	$1,421,766	$123,193
1.32%, 02/25/2056(d)	3,558,233	187,061
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K051, Class X1, IO, 0.48%, 09/25/2025(d)	50,902,159	149,301
Series K734, Class X1, IO, 0.63%, 02/25/2026(d)	15,824,392	73,976
Series K735, Class X1, IO, 0.96%, 05/25/2026(d)	15,177,440	133,956
Series K093, Class X1, IO, 0.94%, 05/25/2029(d)	12,668,310	421,476
Series Q004, Class AFL, 5.49% (12 mo. MTA Rate + 0.74%), 05/25/2044(e)	279,018	279,010
Freddie Mac REMICs,
3.50%, 11/15/2025 to 05/15/2032	314,957	306,614
3.00%, 07/15/2026 to 12/15/2027(b)	1,661,025	66,656
1.50%, 08/15/2027	5,999,291	5,776,084
6.95%, 03/15/2028	51,649	52,180
6.50%, 08/15/2028 to 03/15/2032	636,564	644,038
5.31% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	52,965	53,006
6.00%, 01/15/2029 to 04/15/2029	91,612	92,698
5.06% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	50,170	50,085
5.70% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	58,297	58,574
5.11% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	91,379	90,981
5.36% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	13,906	13,913
8.00%, 03/15/2030	26,771	27,670
5.66% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	54,536	55,076
5.21% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	161,277	160,412
5.71% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	110,374	111,318
5.26% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	386,484	383,501
7.47% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	16,483	20,027
5.01% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	878,334	864,875
5.16% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	53,309	52,690
4.00%, 06/15/2038 to 03/15/2045(b)	108,269	87,580
5.47% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	74,227	74,237
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
IO, 2.94% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	$3,887	$74
2.50%, 09/15/2027 to 09/25/2048(b)	8,895,359	1,575,468
3.99% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	36	0
3.39% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	86,783	5,106
1.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	493,197	26,559
2.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	71,997	3,971
2.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	97,575	5,299
2.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	10,817	1,015
1.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	25,445	1,976
1.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	639,720	52,789
1.59%, 02/15/2039(d)	1,241,531	110,347
1.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	146,363	10,968
1.39% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	215,545	19,001
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,886,161
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	137,099	4,410
3.15%, 12/15/2027(d)	38,602	1,153
6.50%, 02/01/2028(b)	11,482	767
7.00%, 09/01/2029(b)	114,051	11,858
7.50%, 12/15/2029(b)	9,927	1,134
8.00%, 06/15/2031(b)	224,881	33,941
6.00%, 12/15/2032(b)	50,155	5,280
0.00%, 12/01/2031 to 03/01/2032(c)	136,380	121,053
5.21% (30 Day Average SOFR + 0.61%), 05/15/2036(e)	428,457	425,041
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,108,415	1,102,368
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	210,458	184,054
		26,759,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–30.48%
6.50%, 07/01/2028 to 04/01/2034	$263,556	$271,852
6.00%, 03/01/2029 to 10/01/2029	105,732	108,229
2.50%, 02/01/2031 to 04/01/2052	40,194,653	33,249,953
8.50%, 03/01/2031 to 08/01/2031	56,216	59,194
7.00%, 10/01/2031 to 10/01/2037	105,282	109,483
7.50%, 01/01/2032 to 08/01/2037	2,894,104	2,998,889
3.00%, 02/01/2032 to 05/01/2050	26,889,373	23,754,381
8.00%, 08/01/2032	37,067	38,729
5.50%, 12/01/2036 to 05/01/2053	27,557,662	27,359,138
5.00%, 01/01/2037 to 07/01/2052	7,821,721	7,622,433
4.50%, 05/01/2038 to 07/01/2052	14,934,185	14,239,839
5.35%, 07/01/2038 to 10/17/2038	930,973	928,230
5.45%, 11/25/2038	845,340	846,487
5.80%, 01/20/2039	335,317	333,103
4.00%, 06/01/2042 to 07/01/2049	14,662,617	13,693,642
3.50%, 09/01/2045 to 05/01/2050	15,668,976	14,100,621
2.00%, 05/01/2051 to 01/01/2052	23,448,601	18,470,075
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	3,477,249	3,566,970
		161,751,248
Federal National Mortgage Association (FNMA)–43.70%
5.50%, 03/01/2025 to 04/01/2038	2,113,118	2,130,839
4.50%, 07/01/2025 to 07/01/2044	3,073,773	2,980,431
6.50%, 01/01/2027 to 11/01/2038	1,216,922	1,251,163
7.50%, 02/01/2027 to 08/01/2037	999,977	1,026,419
5.00%, 06/01/2027 to 01/01/2053	7,985,431	7,782,657
6.00%, 05/01/2028 to 10/01/2053	10,503,981	10,686,400
3.00%, 02/01/2029 to 01/01/2052	51,879,091	45,716,653
7.00%, 04/01/2029 to 01/01/2036	795,830	824,972
9.50%, 04/01/2030	171	171
5.63%, 08/01/2032	41,468	41,307
8.50%, 10/01/2032	92,203	95,872
8.00%, 04/01/2033	89,633	93,648
3.50%, 11/01/2034 to 05/01/2050	35,734,785	32,701,125
2.50%, 03/01/2035 to 11/01/2051	42,717,599	35,730,780
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
2.00%, 09/01/2035 to 03/01/2052	$74,041,333	$60,013,827
5.45%, 01/01/2038	220,944	220,537
4.00%, 02/01/2042 to 03/01/2050	30,055,504	28,021,825
ARM, 6.11% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	2,550,093	2,627,060
		231,945,686
Government National Mortgage Association (GNMA)–21.56%
3.00%, 12/16/2025 to 02/20/2050	2,353,139	2,056,238
7.00%, 12/15/2027 to 01/20/2030	81,655	82,443
6.50%, 03/15/2028 to 10/15/2028	8,595	8,703
6.00%, 06/15/2028 to 04/20/2029	34,658	35,429
7.50%, 06/15/2028 to 08/15/2028	63,975	64,201
5.50%, 05/15/2033 to 10/15/2034	185,873	187,362
6.97%, 11/20/2033(a)	376,017	389,512
5.00%, 11/20/2037	206,448	202,923
5.89%, 01/20/2039(a)	547,907	560,766
4.53%, 07/20/2041(a)	634,943	627,267
4.47%, 09/20/2041	441,937	445,281
5.12% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	328,706	330,655
3.50%, 05/20/2046 to 06/20/2050	9,791,259	8,828,037
4.00%, 02/20/2048 to 03/20/2050	3,457,074	3,191,883
IO, 2.14% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	745,663	45,208
4.50%, 09/16/2047(b)	587,022	85,221
1.69% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	556,217	66,590
TBA, 2.00%, 10/20/2051(f)	11,394,000	9,114,310
5.50%, 06/20/2054(f)	17,260,000	17,120,007
2.50%, 01/01/2055(f)	25,448,000	21,255,044
3.00%, 01/01/2055(f)	16,451,813	14,268,092
4.50%, 01/01/2055(f)	7,000,000	6,617,188
5.00%, 01/01/2055(f)	11,820,000	11,467,709
6.00%, 01/01/2055(f)	7,600,000	7,651,062
6.50%, 01/01/2055(f)	4,000,000	4,069,121
Series 2020-137, Class A, 1.50%, 04/16/2062	7,606,924	5,634,583
		114,404,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–9.78%
TBA, 6.50%, 01/14/2025(f)	$8,000,000	$8,166,250
5.00%, 02/01/2040(f)	700,000	702,488
3.00%, 01/01/2055(f)	19,869,377	16,878,105
6.00%, 01/01/2055(f)	22,370,000	22,476,607
2.50%, 02/01/2055(f)	4,515,000	3,676,903
		51,900,353
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $657,801,189)		586,761,129

Asset-Backed Securities–5.12%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	143,219	124,197
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	1,066,227	972,091
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	139,312	131,025
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,059,178
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	522,737	473,505
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(d)	11,311,248	147,735
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(d)	5,832,834	106,897
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,253,540	1,125,379
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	922,288	817,370
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	10,838	9,510
Series 2007-A2, Class 2A1, 6.69%, 06/25/2035(a)	155,396	153,472
Series 2007-A2, Class 2A4, 6.69%, 06/25/2035(a)	143,553	141,117
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(d)	15,512,517	331,833
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.72%, 08/25/2034(a)	21,885	20,516
Series 2005-11, Class A2A, 7.23% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	370,987	366,727
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	5,917	5,780
COMM Mortgage Trust, Series 2015-CR24, Class XA, IO, 0.68%, 08/10/2048(d)	31,665,955	38,813
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	559,140	531,266
Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.99% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	$79,231	$75,330
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.55%, 08/25/2043(a)(g)	1,017,076	973,032
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	285,674	256,690
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 6.20%, 06/25/2034(a)	147,185	144,392
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(a)(g)	1,277,078	1,115,148
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	257,040	228,718
GSAA Home Equity Trust, Series 2007-7, Class A4, 4.99% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	12,871	12,229
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	152,837	145,992
Series 2005-AR4, Class 6A1, 5.52%, 07/25/2035(a)	41,392	38,448
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.61%, 02/25/2035(a)	202,081	191,926
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	515,266	479,867
Series 2017-5, Class A1, 5.21%, 10/26/2048(a)(g)	147,913	149,585
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	117,204	104,851
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	488,699	443,721
Luminent Mortgage Trust, Series 2006-1, Class A1, 5.17% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	24,727	20,972
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.90%, 04/21/2034(a)	79,776	77,898
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	129,856	121,339
Series 2005-A, Class A1, 4.91% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	183,351	172,501
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(d)	5,349,944	112,900
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	24,467	19,186
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	4,423,737	3,782,472
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Quality Income Fund

Principal Amount		Value

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	$317,241	$298,498
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 4.75% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	189,213	170,025
Series 2004-20, Class 3A1, 4.08%, 01/25/2035(a)	18,573	18,406
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	72	72
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(d)	8,818,497	183,309
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)(c)	2,284,327	2
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)(c)	1,417,400	1
Series 2002-2, Class IO, 0.00%, 01/15/2032(a)(c)	3,970,082	553
Series 2002-3, Class IO, 0.18%, 08/15/2032(a)	4,138,401	12,556
Series 2003-1, Class IO, 0.01%, 11/15/2032(a)	7,251,245	959
Verus Securitization Trust,
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(g)	483,855	476,925
Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	5,791,667	5,925,015
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.55%, 10/25/2033(a)	96,083	91,409
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	28,638	24,595
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(d)	8,745,782	181,661
Zaxby’s Funding LLC, Series 2021- 1A, Class A2, 3.24%, 07/30/2051(g)	2,805,750	2,553,298
Total Asset-Backed Securities (Cost $30,486,147)		27,160,892
Commercial Paper–3.77%
Diversified Banks–2.64%
ING US Funding LLC, 4.75% (SOFR + 0.36%), 10/24/2025(e)(g)	5,000,000	5,002,545
Macquarie Bank Ltd. (Australia), 4.76% (SOFR + 0.39%), 01/22/2025(e)(g)	1,000,000	1,000,163
Swedbank AB (Sweden), 4.74% (SOFR + 0.36%), 06/25/2025(e)(g)	4,000,000	4,004,620
UBS AG (Switzerland), 4.97% (SOFR + 0.37%), 05/01/2025(e)(g)	4,000,000	4,003,221
		14,010,549
Principal Amount		Value
Diversified Financial Services–1.13%
JP Morgan Securities LLC, 4.77% (SOFR + 0.39%), 11/26/2025(e)(g)	$6,000,000	$6,005,865
Total Commercial Paper (Cost $20,000,000)		20,016,414
Certificates of Deposit–3.39%
Diversified Banks–2.07%
Bank of Nova Scotia (Canada), 4.97% (SOFR + 0.35%), 10/17/2025(e)	7,000,000	7,003,162
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.65% (SOFR + 0.34%), 03/07/2025(e)	4,000,000	4,001,188
		11,004,350
Homebuilding–1.32%
Standard Chartered Bank (United Kingdom), 4.67% (SOFR + 0.36%), 07/24/2025(e)	7,000,000	6,998,460
Total Certificates of Deposit (Cost $18,000,000)		18,002,810

Agency Credit Risk Transfer Notes–2.72%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 7.92% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	5,550,000	5,857,557
Freddie Mac,
Series 2022-DNA4, Class M1, STACR®, 7.92% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,832,611
Series 2022-HQA3, Class M1, STACR®, 6.87% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	3,682,377	3,764,495
Total Agency Credit Risk Transfer Notes (Cost $13,972,825)		14,454,663
U.S. Treasury Securities–0.17%
U.S. Treasury Bills–0.17%
4.45% - 4.78%, 01/30/2025 (Cost $879,704)(h)(i)	883,000	880,098
Shares
Money Market Funds–1.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(j)(k) (Cost $5,675,101)	5,675,101	5,675,101
TOTAL INVESTMENTS IN SECURITIES–126.80% (Cost $746,814,966)		672,951,107
OTHER ASSETS LESS LIABILITIES—(26.80)%		(142,249,073)
NET ASSETS–100.00%		$530,702,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Quality Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2024.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
December 31, 2024.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $54,705,003, which represented 10.31% of the Fund’s Net Assets.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,152,120	$152,384,743	$(153,861,762)	$-	$-	$5,675,101	$210,498

(k)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	47	March-2025	$9,663,640	$(23,943)	$(23,943)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	102	March-2025	(10,843,078)	27,198	27,198
U.S. Treasury 10 Year Notes	68	March-2025	(7,395,000)	99,344	99,344
U.S. Treasury 10 Year Ultra Notes	24	March-2025	(2,671,500)	52,220	52,220
U.S. Treasury Long Bonds	24	March-2025	(2,732,250)	65,196	65,196
U.S. Treasury Ultra Bonds	33	March-2025	(3,923,906)	135,017	135,017
Subtotal—Short Futures Contracts				378,975	378,975
Total Futures Contracts				$355,032	$355,032
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Quality Income Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $741,139,865)	$667,276,006
Investments in affiliated money market funds, at value (Cost $5,675,101)	5,675,101
Other investments:
Variation margin receivable — futures contracts	56,791
Deposits with brokers:
Cash collateral — TBA commitments	2,160,000
Cash	25,852
Receivable for:
Investments sold	1,604
TBA sales commitment	17,346,878
Fund shares sold	577,455
Dividends	10,207
Interest	2,035,062
Principal paydowns	45,018
Investment for trustee deferred compensation and retirement plans	202,344
Other assets	50,025
Total assets	695,462,343
Liabilities:
Payable for:
TBA sales commitment	163,191,024
Dividends	241,123
Fund shares reacquired	726,095
Accrued fees to affiliates	286,842
Accrued other operating expenses	106,401
Trustee deferred compensation and retirement plans	208,824
Total liabilities	164,760,309
Net assets applicable to shares outstanding	$530,702,034
Net assets consist of:
Shares of beneficial interest	$766,144,708
Distributable earnings (loss)	(235,442,674)
$530,702,034
Net Assets:
Class A	$422,688,215
Class C	$12,087,198
Class R	$14,932,932
Class Y	$65,707,018
Class R5	$191,334
Class R6	$15,095,337
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,356,264
Class C	1,275,778
Class R	1,568,020
Class Y	6,869,740
Class R5	20,035
Class R6	1,578,196
Class A:
Net asset value per share	$9.53
Maximum offering price per share (Net asset value of $9.53 ÷ 95.75%)	$9.95
Class C:
Net asset value and offering price per share	$9.47
Class R:
Net asset value and offering price per share	$9.52
Class Y:
Net asset value and offering price per share	$9.56
Class R5:
Net asset value and offering price per share	$9.55
Class R6:
Net asset value and offering price per share	$9.56
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Quality Income Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$23,053,279
Dividends from affiliated money market funds	210,498
Total investment income	23,263,777
Expenses:
Advisory fees	2,419,417
Administrative services fees	81,530
Custodian fees	59,779
Distribution fees:
Class A	1,092,835
Class C	138,311
Class R	79,445
Transfer agent fees — A, C, R and Y	871,445
Transfer agent fees — R5	206
Transfer agent fees — R6	5,041
Trustees’ and officers’ fees and benefits	27,876
Registration and filing fees	91,992
Reports to shareholders	132,922
Professional services fees	73,303
Other	(10,833)
Total expenses	5,063,269
Less: Fees waived and/or expense offset arrangement(s)	(42,337)
Net expenses	5,020,932
Net investment income	18,242,845
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(538,002)
Futures contracts	561,125
23,123
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(13,186,058)
Futures contracts	92,431
(13,093,627)
Net realized and unrealized gain (loss)	(13,070,504)
Net increase in net assets resulting from operations	$5,172,341
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Quality Income Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$18,242,845	$17,859,056
Net realized gain (loss)	23,123	(25,455,145)
Change in net unrealized appreciation (depreciation)	(13,093,627)	38,051,937
Net increase in net assets resulting from operations	5,172,341	30,455,848
Distributions to shareholders from distributable earnings:
Class A	(17,261,544)	(17,421,519)
Class C	(429,125)	(491,069)
Class R	(573,106)	(601,499)
Class Y	(3,038,248)	(3,204,672)
Class R5	(8,516)	(8,120)
Class R6	(717,050)	(835,507)
Total distributions from distributable earnings	(22,027,589)	(22,562,386)
Share transactions–net:
Class A	(38,852,181)	(43,088,533)
Class C	(3,636,846)	(3,086,350)
Class R	(1,754,486)	(2,578,194)
Class Y	(14,968,213)	326,948
Class R5	(176,954)	225,632
Class R6	(3,942,467)	(1,654,906)
Net increase (decrease) in net assets resulting from share transactions	(63,331,147)	(49,855,403)
Net increase (decrease) in net assets	(80,186,395)	(41,961,941)
Net assets:
Beginning of year	610,888,429	652,850,370
End of year	$530,702,034	$610,888,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Quality Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/24	$9.81	$0.31	$(0.22)	$0.09	$(0.37)	$9.53	0.98%(d)	$422,688	0.90%(d)	0.91%(d)	3.20%(d)	331%
Year ended 12/31/23	9.66	0.27	0.22	0.49	(0.34)	9.81	5.25 (d)	474,643	0.86 (d)	0.87 (d)	2.83 (d)	427
Year ended 12/31/22	11.36	0.16	(1.57)	(1.41)	(0.29)	9.66	(12.52)(d)	511,108	0.85 (d)	0.85 (d)	1.53 (d)	520
Year ended 12/31/21	11.90	0.07	(0.25)	(0.18)	(0.36)	11.36	(1.55)(d)	697,347	0.84 (d)	0.86 (d)	0.57 (d)	401
Year ended 12/31/20	11.72	0.26	0.36	0.62	(0.44)	11.90	5.33 (d)	816,715	0.83 (d)	0.85 (d)	2.15 (d)	979
Class C
Year ended 12/31/24	9.75	0.23	(0.21)	0.02	(0.30)	9.47	0.20	12,087	1.66	1.67	2.44	331
Year ended 12/31/23	9.60	0.20	0.22	0.42	(0.27)	9.75	4.46	16,154	1.62	1.63	2.07	427
Year ended 12/31/22	11.28	0.08	(1.55)	(1.47)	(0.21)	9.60	(13.12)	19,025	1.61	1.61	0.77	520
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35)(e)	32,752	1.62 (e)	1.62 (e)	(0.21)(e)	401
Year ended 12/31/20	11.64	0.16	0.37	0.53	(0.35)	11.82	4.57 (e)	53,821	1.60 (e)	1.60 (e)	1.38 (e)	979
Class R
Year ended 12/31/24	9.80	0.28	(0.21)	0.07	(0.35)	9.52	0.72	14,933	1.16	1.17	2.94	331
Year ended 12/31/23	9.65	0.25	0.22	0.47	(0.32)	9.80	4.97	17,136	1.12	1.13	2.57	427
Year ended 12/31/22	11.35	0.13	(1.57)	(1.44)	(0.26)	9.65	(12.76)	19,497	1.11	1.11	1.27	520
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)	24,551	1.12	1.12	0.29	401
Period ended 12/31/20(f)	11.79	0.14	0.21	0.35	(0.25)	11.89	2.99	27,785	1.10 (g)	1.10 (g)	1.88 (g)	979
Class Y
Year ended 12/31/24	9.84	0.33	(0.21)	0.12	(0.40)	9.56	1.23	65,707	0.66	0.67	3.44	331
Year ended 12/31/23	9.70	0.30	0.21	0.51	(0.37)	9.84	5.38	83,005	0.62	0.63	3.07	427
Year ended 12/31/22	11.40	0.18	(1.57)	(1.39)	(0.31)	9.70	(12.26)	82,042	0.61	0.61	1.77	520
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)	106,019	0.57	0.62	0.84	401
Year ended 12/31/20	11.77	0.29	0.36	0.65	(0.47)	11.95	5.59	185,925	0.52	0.61	2.46	979
Class R5
Year ended 12/31/24	9.82	0.34	(0.21)	0.13	(0.40)	9.55	1.38	191	0.61	0.61	3.49	331
Year ended 12/31/23	9.67	0.30	0.22	0.52	(0.37)	9.82	5.54	377	0.58	0.58	3.11	427
Year ended 12/31/22	11.37	0.19	(1.57)	(1.38)	(0.32)	9.67	(12.26)	139	0.57	0.57	1.81	520
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)	489	0.56	0.57	0.85	401
Year ended 12/31/20	11.76	0.30	0.33	0.63	(0.48)	11.91	5.42	395	0.46	0.46	2.52	979
Class R6
Year ended 12/31/24	9.84	0.35	(0.22)	0.13	(0.41)	9.56	1.35	15,095	0.54	0.54	3.56	331
Year ended 12/31/23	9.70	0.31	0.21	0.52	(0.38)	9.84	5.50	19,575	0.51	0.51	3.18	427
Year ended 12/31/22	11.40	0.20	(1.57)	(1.37)	(0.33)	9.70	(12.16)	21,040	0.50	0.50	1.88	520
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)	33,442	0.51	0.51	0.90	401
Year ended 12/31/20	11.77	0.30	0.36	0.66	(0.48)	11.95	5.69	33,032	0.46	0.46	2.52	979

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for the years ended
December 31, 2024, 2023, 2022, 2021 and 2020 respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for Class C shares for the years ended December 31, 2021 and 2020, respectively.

(f)	Commencement date of May 15, 2020.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Quality Income Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Quality Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures
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Invesco Quality Income Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $100 million	0.4700%
Next $150 million	0.4400%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.3800%
Next $2.5 billion	0.3650%
Next $2.5 billion	0.3400%
Next $2.5 billion	0.2950%
Over $12.5 billion	0.2700%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.43%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $3,994.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
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Invesco Quality Income Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $20,813 in front-end sales commissions from the sale of Class A shares and $1,979 and $1,981 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$586,761,129	$—	$586,761,129
Asset-Backed Securities	—	27,160,892	—	27,160,892
Commercial Paper	—	20,016,414	—	20,016,414
Certificates of Deposit	—	18,002,810	—	18,002,810
Agency Credit Risk Transfer Notes	—	14,454,663	—	14,454,663
U.S. Treasury Securities	—	880,098	—	880,098
Money Market Funds	5,675,101	—	—	5,675,101
Total Investments in Securities	5,675,101	667,276,006	—	672,951,107
Other Investments - Assets
Futures Contracts	378,975	—	—	378,975
Other Investments - Liabilities*
Futures Contracts	(23,943)	—	—	(23,943)
Total Other Investments	355,032	—	—	355,032
Total Investments	$6,030,133	$667,276,006	$—	$673,306,139

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco Quality Income Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$378,975
Derivatives not subject to master netting agreements	(378,975)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(23,943)
Derivatives not subject to master netting agreements	23,943
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$561,125
Change in Net Unrealized Appreciation:
Futures contracts	92,431
Total	$653,556
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$45,370,134

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $38,343.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco Quality Income Fund

NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$22,027,589	$22,562,386

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Net unrealized appreciation (depreciation) — investments	$(74,060,935)
Temporary book/tax differences	(177,082)
Capital loss carryforward	(161,204,657)
Shares of beneficial interest	766,144,708
Total net assets	$530,702,034
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments and wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$82,399,019	$78,805,638	$161,204,657
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $9,795,275 and $17,295,738, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,300,715
Aggregate unrealized (depreciation) of investments	(76,361,650)
Net unrealized appreciation (depreciation) of investments	$(74,060,935)
Cost of investments for tax purposes is $747,367,074.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of dollar rolls and paydowns, on December 31, 2024, undistributed net investment income was increased by $2,266,321, undistributed net realized gain (loss) was decreased by $2,244,429 and shares of beneficial interest was decreased by $21,892. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	3,007,428	$29,164,377	2,464,585	$23,756,959
Class C	247,738	2,375,465	361,569	3,464,372
Class R	142,770	1,375,027	208,795	2,005,855
Class Y	2,483,191	23,958,733	4,297,128	41,908,617
Class R5	8,002	77,000	23,916	224,831
Class R6	383,624	3,749,094	993,878	9,521,549
17
Invesco Quality Income Fund

	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,525,939	$14,702,224	1,544,119	$14,852,493
Class C	40,592	388,740	46,162	441,511
Class R	58,688	565,058	61,521	591,593
Class Y	250,035	2,415,579	262,980	2,536,732
Class R5	788	7,603	810	7,737
Class R6	58,974	570,149	72,039	695,293
Automatic conversion of Class C shares to Class A shares:
Class A	223,026	2,135,516	235,813	2,276,910
Class C	(224,314)	(2,135,516)	(237,228)	(2,276,910)
Reacquired:
Class A	(8,805,438)	(84,854,298)	(8,745,310)	(83,974,895)
Class C	(445,436)	(4,265,535)	(494,503)	(4,715,323)
Class R	(382,089)	(3,694,571)	(541,228)	(5,175,642)
Class Y	(4,296,725)	(41,342,525)	(4,586,301)	(44,118,401)
Class R5	(27,108)	(261,557)	(738)	(6,936)
Class R6	(853,115)	(8,261,710)	(1,246,719)	(11,871,748)
Net increase (decrease) in share activity	(6,603,430)	$(63,331,147)	(5,278,712)	$(49,855,403)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Quality Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Quality Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Quality Income Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19
Invesco Quality Income Fund

Distribution Information
The following table sets forth on a per share basis the distribution that was paid in October 2024.  Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
10/31/2024	Class A	$0.0139	$0.0000	$0.0203	$0.0342
10/31/2024	Class C	$0.0075	$0.0000	$0.0203	$0.0278
10/31/2024	Class R	$0.0118	$0.0000	$0.0203	$0.0321
10/31/2024	Class Y	$0.0161	$0.0000	$0.0203	$0.0364
10/31/2024	Class R5	$0.0163	$0.0000	$0.0203	$0.0366
10/31/2024	Class R6	$0.0170	$0.0000	$0.0203	$0.0373
Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.
20
Invesco Quality Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.48%
Qualified Business Income*	0.00%
Business Interest Income*	92.04%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
21
Invesco Quality Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
22
Invesco Quality Income Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
VK-QINC-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Select Risk: Conservative Investor Fund
Nasdaq:
A: OACIX ■ C: OCCIX ■ R: ONCIX ■ Y: OYCIX ■ R5: PXCIX ■ R6: PXCCX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Alternative Funds–5.01%
Invesco Global Real Estate Income Fund, Class R6(b)	1.95%	$7,960,408	$281,225	$(712,866)	$(493,957)	$20,255	$298,398	896,355	$7,072,238
Invesco Macro Allocation Strategy Fund, Class R6	3.06%	10,868,746	1,493,678	(532,094)	(702,106)	(38,285)	940,459	1,584,277	11,089,939
Total Alternative Funds		18,829,154	1,774,903	(1,244,960)	(1,196,063)	(18,030)	1,238,857		18,162,177
Domestic Equity Funds–10.75%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.25%	7,547,945	174,643	(4,489,326)	115,926	1,342,991	—	131,171	4,517,536
Invesco Main Street Small Cap Fund, Class R6	1.21%	4,867,538	384,411	(1,240,266)	281,770	342,772	10,664	196,428	4,388,189
Invesco NASDAQ 100 ETF	2.26%	—	8,693,640	(1,775,860)	1,144,282	134,334	38,082	38,947	8,196,396
Invesco Russell 1000® Dynamic Multifactor ETF	3.07%	10,431,809	2,045,588	(1,979,726)	570,031	89,849	140,590	205,745	11,157,551
Invesco S&P 500® Low Volatility ETF	—	8,196,053	—	(8,431,429)	(1,272,710)	1,508,086	32,758	—	—
Invesco S&P 500® Pure Growth ETF	—	4,946,587	—	(5,503,256)	(752,809)	1,309,478	—	—	—
Invesco S&P 500® Pure Value ETF	1.94%	3,989,334	3,625,856	(1,225,776)	420,964	229,520	163,178	78,039	7,039,898
Invesco Value Opportunities Fund, Class R6	1.02%	—	4,083,321	(877,216)	375,718	354,884	24,390	168,460	3,689,281
Total Domestic Equity Funds		39,979,266	19,007,459	(25,522,855)	883,172	5,311,914	409,662		38,988,851
Fixed Income Funds–78.31%
Invesco Core Bond Fund, Class R6	34.49%	—	133,512,387	(8,136,730)	(224,061)	(779)	4,719,918	22,388,339	125,150,817
Invesco Core Plus Bond Fund, Class R6	16.78%	66,550,408	3,932,290	(8,614,683)	1,368,970	(2,339,918)	3,066,662	6,684,640	60,897,067
Invesco Emerging Markets Sovereign Debt ETF	1.99%	—	7,582,081	(173,317)	(200,066)	986	403,381	363,758	7,209,684
Invesco Equal Weight 0-30 Year Treasury ETF	9.00%	48,506,187	1,843,553	(15,095,870)	1,507,067	(4,106,481)	1,229,040	1,208,082	32,654,456
Invesco Floating Rate ESG Fund, Class R6(b)	4.25%	28,154,538	1,682,622	(14,173,443)	(198,688)	39,018	1,611,206	2,310,274	15,432,632
Invesco High Yield Fund, Class R6	4.18%	39,569,640	1,406,156	(25,869,921)	(635,647)	694,620	1,406,155	4,283,855	15,164,848
Invesco Income Fund, Class R6	—	3,804,364	49,902	(3,859,717)	(36)	5,487	49,903	—	—
Invesco International Bond Fund, Class R6(b)	—	29,056,289	301,016	(28,768,331)	(1,535,940)	1,240,850	7,131	—	—
Invesco Taxable Municipal Bond ETF	—	31,344,983	—	(30,762,332)	6,452,353	(7,035,004)	190,877	—	—
Invesco Variable Rate Investment Grade ETF	7.62%	43,101,677	1,283,912	(16,965,281)	(33,500)	271,037	1,834,935	1,101,248	27,657,845
Total Fixed Income Funds		290,088,086	151,593,919	(152,419,625)	6,500,452	(11,230,184)	14,519,208		284,167,349
International and Global Equity Funds–5.55%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.34%	—	1,270,119	—	(24,523)	—	19,444	38,291	1,245,596
Invesco Developing Markets Fund, Class R6	0.27%	4,616,955	4,054	(3,695,771)	1,068,335	(1,016,762)	4,054	25,679	976,811
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	0.68%	3,706,148	—	(1,325,119)	(99,975)	173,404	86,630	51,252	2,454,458
Invesco Global Fund, Class R6	1.63%	—	6,586,744	(358,781)	(308,578)	623,266	—	61,403	5,925,438
Invesco Global Infrastructure Fund, Class R6	0.99%	3,605,124	202,098	(438,064)	254,392	(18,821)	89,765	294,348	3,593,989
Invesco International Developed Dynamic Multifactor ETF	0.55%	—	2,338,906	(154,725)	(169,192)	1,567	72,982	85,884	2,016,556
Invesco International Small-Mid Company Fund, Class R6	0.82%	—	3,488,077	—	(525,717)	240,776	55,444	81,563	2,962,360
Invesco Oppenheimer International Growth Fund, Class R6	0.27%	3,754,513	103,184	(2,915,258)	(147,376)	270,648	6,908	30,756	969,434
Invesco S&P Emerging Markets Low Volatility ETF	—	3,707,280	—	(3,688,745)	320,789	(339,324)	23,861	—	—
Invesco S&P International Developed Low Volatility ETF	—	3,659,565	—	(3,662,134)	14,286	(11,717)	—	—	—
Total International and Global Equity Funds		23,049,585	13,993,182	(16,238,597)	382,441	(76,963)	359,088		20,144,642
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.00%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Money Market Funds–0.38%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(c)	0.13%	$873,350	$27,334,026	$(27,717,989)	$—	$—	$33,688	489,387	$489,387
Invesco Liquid Assets Portfolio, Institutional Class(b)	—	623,730	12,759,964	(13,383,324)	(60)	188	14,546	—	—
Invesco Treasury Portfolio, Institutional Class, 4.38%(c)	0.25%	998,114	38,821,076	(38,913,451)	—	—	47,486	905,739	905,739
Total Money Market Funds		2,495,194	78,915,066	(80,014,764)	(60)	188	95,720		1,395,126
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $371,175,308)	100.00%	374,441,285	265,284,529	(275,440,801)	6,569,942	(6,013,075)	16,622,535		362,858,145

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.50%(c)(d)	—	3,197,516	11,951,610	(15,149,126)	—	—	25,187 (e)	—	—
Invesco Private Prime Fund, 4.53%(c)(d)	—	8,222,187	31,756,574	(39,978,912)	(725)	876	67,437 (e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	11,419,703	43,708,184	(55,128,038)	(725)	876	92,624		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $371,175,308)	100.00%	$385,860,988	$308,992,713	$(330,568,839)	$6,569,217	$(6,012,199)(f)	$16,715,159		$362,858,145
OTHER ASSETS LESS LIABILITIES	0.00%								4,795
NET ASSETS	100.00%								$362,862,940
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Discovery Mid Cap Growth Fund	$174,643
Invesco Global Fund	617,213
Invesco Global Infrastructure Fund	10,740
Invesco International Small-Mid Company Fund	240,776
Invesco Main Street Small Cap Fund	248,036
Invesco Oppenheimer International Growth Fund	96,277
Invesco Value Opportunities Fund	247,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $371,175,308)	$362,858,145
Cash	39,465
Receivable for:
Fund shares sold	574,422
Dividends - affiliated underlying funds	1,032,106
Investment for trustee deferred compensation and retirement plans	39,325
Other assets	45,027
Total assets	364,588,490
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	1,026,654
Fund shares reacquired	389,851
Accrued fees to affiliates	222,939
Accrued trustees’ and officers’ fees and benefits	5,188
Accrued other operating expenses	41,593
Trustee deferred compensation and retirement plans	39,325
Total liabilities	1,725,550
Net assets applicable to shares outstanding	$362,862,940
Net assets consist of:
Shares of beneficial interest	$399,564,932
Distributable earnings (loss)	(36,701,992)
$362,862,940
Net Assets:
Class A	$287,490,663
Class C	$27,208,310
Class R	$41,594,950
Class Y	$6,482,501
Class R5	$8,907
Class R6	$77,609
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	33,909,660
Class C	3,240,164
Class R	4,915,572
Class Y	761,100
Class R5	1,053
Class R6	9,170
Class A:
Net asset value per share	$8.48
Maximum offering price per share (Net asset value of $8.48 ÷ 94.50%)	$8.97
Class C:
Net asset value and offering price per share	$8.40
Class R:
Net asset value and offering price per share	$8.46
Class Y:
Net asset value and offering price per share	$8.52
Class R5:
Net asset value and offering price per share	$8.46
Class R6:
Net asset value and offering price per share	$8.46
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Conservative Investor Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $3,812)	$16,626,347
Interest	2,251
Total investment income	16,628,598
Expenses:
Custodian fees	1,101
Distribution fees:
Class A	702,754
Class C	307,158
Class R	208,699
Transfer agent fees — A, C, R and Y	478,425
Transfer agent fees — R5	5
Transfer agent fees — R6	13
Trustees’ and officers’ fees and benefits	27,282
Registration and filing fees	101,763
Reports to shareholders	35,530
Professional services fees	45,870
Other	13,407
Total expenses	1,922,007
Less: Expense offset arrangement(s)	(21,697)
Net expenses	1,900,310
Net investment income	14,728,288
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(7,647,310)
Capital gain distributions from affiliated underlying fund shares	1,635,111
(6,012,199)
Change in net unrealized appreciation of affiliated underlying fund shares	6,569,217
Net realized and unrealized gain	557,018
Net increase in net assets resulting from operations	$15,285,306
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$14,728,288	$13,808,191
Net realized gain (loss)	(6,012,199)	(20,753,744)
Change in net unrealized appreciation	6,569,217	34,916,401
Net increase in net assets resulting from operations	15,285,306	27,970,848
Distributions to shareholders from distributable earnings:
Class A	(12,135,441)	(8,837,228)
Class C	(941,014)	(764,308)
Class R	(1,634,751)	(1,158,979)
Class Y	(288,126)	(231,849)
Class R5	(422)	(1,844)
Class R6	(3,855)	(1,372)
Total distributions from distributable earnings	(15,003,609)	(10,995,580)
Share transactions–net:
Class A	(4,612,869)	(8,443,570)
Class C	(6,093,429)	(6,862,247)
Class R	(224,463)	(941,243)
Class Y	(637,665)	(220,386)
Class R5	(45,545)	44,918
Class R6	35,860	31,579
Net increase (decrease) in net assets resulting from share transactions	(11,578,111)	(16,390,949)
Net increase (decrease) in net assets	(11,296,414)	584,319
Net assets:
Beginning of year	374,159,354	373,575,035
End of year	$362,862,940	$374,159,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/24	$8.48	$0.35	$0.02	$0.37	$(0.37)	$—	$(0.37)	$8.48	4.41%(e)	$287,491	0.42%(e)	0.43%(e)	4.09%(e)	51%
Year ended 12/31/23	8.11	0.32	0.32	0.64	(0.27)	—	(0.27)	8.48	7.85 (e)	292,078	0.42 (e)	0.42 (e)	3.81 (e)	33
Year ended 12/31/22	9.88	0.20	(1.74)	(1.54)	(0.16)	(0.07)	(0.23)	8.11	(15.62)(e)	287,368	0.41 (e)	0.41 (e)	2.32 (e)	21
Year ended 12/31/21	10.03	0.17	0.14	0.31	(0.35)	(0.11)	(0.46)	9.88	3.11 (e)	357,004	0.37 (e)	0.42 (e)	1.68 (e)	27
Year ended 12/31/20	9.46	0.18	0.60	0.78	(0.21)	—	(0.21)	10.03	8.29 (e)	451,258	0.33 (e)	0.43 (e)	1.85 (e)	80
Class C
Year ended 12/31/24	8.40	0.29	0.01	0.30	(0.30)	—	(0.30)	8.40	3.57	27,208	1.18	1.19	3.33	51
Year ended 12/31/23	8.02	0.25	0.33	0.58	(0.20)	—	(0.20)	8.40	7.19	33,124	1.18	1.18	3.05	33
Year ended 12/31/22	9.77	0.14	(1.73)	(1.59)	(0.09)	(0.07)	(0.16)	8.02	(16.34)	38,359	1.17	1.17	1.56	21
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31	59,281	1.13	1.18	0.92	27
Year ended 12/31/20	9.35	0.10	0.61	0.71	(0.14)	—	(0.14)	9.92	7.55	68,581	1.09	1.19	1.09	80
Class R
Year ended 12/31/24	8.47	0.33	0.01	0.34	(0.35)	—	(0.35)	8.46	4.00	41,595	0.68	0.69	3.83	51
Year ended 12/31/23	8.09	0.30	0.32	0.62	(0.24)	—	(0.24)	8.47	7.70	41,782	0.68	0.68	3.55	33
Year ended 12/31/22	9.86	0.17	(1.74)	(1.57)	(0.13)	(0.07)	(0.20)	8.09	(15.90)	40,864	0.67	0.67	2.06	21
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84	49,057	0.63	0.68	1.42	27
Year ended 12/31/20	9.44	0.15	0.61	0.76	(0.19)	—	(0.19)	10.01	8.03	51,481	0.59	0.69	1.59	80
Class Y
Year ended 12/31/24	8.52	0.38	0.01	0.39	(0.39)	—	(0.39)	8.52	4.64	6,483	0.18	0.19	4.33	51
Year ended 12/31/23	8.14	0.34	0.33	0.67	(0.29)	—	(0.29)	8.52	8.20	7,080	0.18	0.18	4.05	33
Year ended 12/31/22	9.93	0.22	(1.76)	(1.54)	(0.18)	(0.07)	(0.25)	8.14	(15.53)	6,967	0.17	0.17	2.56	21
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38	7,785	0.13	0.18	1.92	27
Year ended 12/31/20	9.49	0.20	0.63	0.83	(0.24)	—	(0.24)	10.08	8.71	8,821	0.09	0.19	2.09	80
Class R5
Year ended 12/31/24	8.47	0.38	0.01	0.39	(0.40)	—	(0.40)	8.46	4.62	9	0.10	0.10	4.41	51
Year ended 12/31/23	8.09	0.34	0.33	0.67	(0.29)	—	(0.29)	8.47	8.34	55	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.42)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38	10	0.10	0.15	1.95	27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	—	(0.24)	10.03	8.67	11	0.04	0.14	2.14	80
Class R6
Year ended 12/31/24	8.47	0.39	0.00	0.39	(0.40)	—	(0.40)	8.46	4.65	78	0.07	0.07	4.44	51
Year ended 12/31/23	8.09	0.35	0.32	0.67	(0.29)	—	(0.29)	8.47	8.34	41	0.08	0.08	4.15	33
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.41)	9	0.07	0.07	2.66	21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37	18	0.10	0.15	1.95	27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	—	(0.24)	10.03	8.67	11	0.04	0.14	2.14	80

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.47%, 0.47%, 0.45%, 0.47% and 0.55% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
8
Invesco Select Risk: Conservative Investor Fund

the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by
9
Invesco Select Risk: Conservative Investor Fund

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2026. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
10
Invesco Select Risk: Conservative Investor Fund

shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $25,504 in front-end sales commissions from the sale of Class A shares and $13,313 and $2,372 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $21,697.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$15,003,609	$10,995,580

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$5,523,614
Net unrealized appreciation (depreciation) — investments	(12,457,057)
Temporary book/tax differences	(38,828)
Capital loss carryforward	(29,729,721)
Shares of beneficial interest	399,564,932
Total net assets	$362,862,940
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
11
Invesco Select Risk: Conservative Investor Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,763,106	$27,966,615	$29,729,721
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $186,369,461 and $195,426,037, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$12,276,513
Aggregate unrealized (depreciation) of investments	(24,733,570)
Net unrealized appreciation (depreciation) of investments	$(12,457,057)
Cost of investments for tax purposes is $375,315,202.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of partnerships and distributions, on December 31, 2024, undistributed net investment income was increased by $36,268 and undistributed net realized gain (loss) was decreased by $36,268. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	10,329,186	$89,915,225	7,631,485	$63,931,261
Class C	940,856	8,045,514	909,468	7,545,362
Class R	839,935	7,238,994	906,701	7,561,241
Class Y	259,576	2,259,549	318,325	2,675,584
Class R5	-	-	5,233	43,383
Class R6	6,359	53,670	3,648	30,627
Issued as reinvestment of dividends:
Class A	1,380,514	11,679,153	1,007,891	8,496,544
Class C	111,017	931,432	89,845	750,210
Class R	192,832	1,629,429	137,580	1,158,423
Class Y	30,976	263,297	24,922	211,088
Class R5	-	-	182	1,535
Class R6	406	3,430	126	1,063
Automatic conversion of Class C shares to Class A shares:
Class A	449,274	3,891,958	620,429	5,181,937
Class C	(455,293)	(3,891,958)	(628,983)	(5,181,937)
12
Invesco Select Risk: Conservative Investor Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(12,676,446)	$(110,099,205)	(10,285,733)	$(86,053,312)
Class C	(1,300,177)	(11,178,417)	(1,207,541)	(9,975,882)
Class R	(1,052,102)	(9,092,886)	(1,161,001)	(9,660,907)
Class Y	(360,376)	(3,160,511)	(368,283)	(3,107,058)
Class R5	(5,415)	(45,545)	-	-
Class R6	(2,409)	(21,240)	(13)	(111)
Net increase (decrease) in share activity	(1,311,287)	$(11,578,111)	(1,995,719)	$(16,390,949)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Select Risk: Conservative Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Conservative Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: Conservative Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	7.66%
Corporate Dividends Received Deduction*	4.92%
U.S. Treasury Obligations*	19.81%
Qualified Business Income*	0.00%
Business Interest Income*	75.26%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Select Risk: Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSCI-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Select Risk: Growth Investor Fund
Nasdaq:
A: AADAX ■ C: AADCX ■ R: AADRX ■ S: AADSX ■ Y: AADYX ■ R5: AADIX ■ R6: AAESX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Alternative Funds–4.76%
Invesco Global Real Estate Income Fund, Class R6(b)	2.30%	$24,464,886	$1,455,599	$(2,228,426)	$(1,157,035)	$(216,842)	$954,441	2,834,192	$22,361,773
Invesco Macro Allocation Strategy Fund, Class R6	2.46%	22,693,763	2,796,851	—	(1,638,408)	—	2,022,737	3,407,458	23,852,206
Total Alternative Funds		47,158,649	4,252,450	(2,228,426)	(2,795,443)	(216,842)	2,977,178		46,213,979
Domestic Equity Funds–49.82%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.93%	45,078,869	9,236,645	(6,460,569)	8,972,769	2,913,331	—	1,670,078	57,517,487
Invesco Main Street Small Cap Fund, Class R6	5.75%	59,296,894	3,290,874	(10,619,511)	95,265	6,912,960	135,665	2,498,714	55,821,272
Invesco NASDAQ 100 ETF(c)	10.31%	44,463,212	57,074,142	(20,372,158)	16,806,544	2,118,911	552,659	475,603	100,090,651
Invesco Russell 1000® Dynamic Multifactor ETF	14.20%	116,773,805	16,945,998	(2,974,715)	6,961,008	140,273	1,694,045	2,541,884	137,846,369
Invesco S&P 500® Low Volatility ETF	—	79,153,115	—	(81,426,251)	(9,037,734)	11,310,870	316,360	—	—
Invesco S&P 500® Pure Growth ETF	—	45,570,799	—	(51,092,381)	(12,747,619)	18,269,201	—	—	—
Invesco S&P 500® Pure Value ETF(c)	8.85%	—	87,609,179	(8,179,889)	5,849,044	656,885	1,961,550	952,613	85,935,219
Invesco Value Opportunities Fund, Class R6	4.78%	27,375,578	19,359,215	(8,042,902)	6,823,431	4,049,538	307,085	2,120,989	46,449,662
Total Domestic Equity Funds		417,712,272	193,516,053	(189,168,376)	23,722,708	46,371,969	4,967,364		483,660,660
Fixed Income Funds–23.16%
Invesco Core Bond Fund, Class R6	10.21%	—	105,716,614	(6,512,253)	(248,691)	152,617	3,680,951	17,729,568	99,108,287
Invesco Core Plus Bond Fund, Class R6	4.98%	68,173,810	4,505,062	(23,376,340)	4,829,395	(5,772,313)	2,557,798	5,308,410	48,359,614
Invesco Emerging Markets Sovereign Debt ETF	0.59%	—	5,930,950	—	(160,139)	—	320,580	291,161	5,770,811
Invesco Equal Weight 0-30 Year Treasury ETF	2.58%	37,216,013	788,378	(10,959,396)	943,310	(2,917,791)	951,103	927,507	25,070,514
Invesco Floating Rate ESG Fund, Class R6(b)	1.29%	6,465,434	6,251,172	—	(191,131)	—	991,551	1,869,336	12,487,165
Invesco High Yield Fund, Class R6	1.29%	28,964,566	1,089,580	(17,613,896)	(420,463)	471,958	1,089,580	3,528,741	12,491,745
Invesco Income Fund, Class R6	—	9,138,562	119,872	(9,271,526)	626,873	(613,781)	119,872	—	—
Invesco International Bond Fund, Class R6(b)	—	9,830,404	101,840	(9,732,981)	(743,661)	643,825	2,413	—	—
Invesco Senior Floating Rate Fund, Class R6(b)	—	14,613,199	293,808	(14,973,832)	261,124	(151,275)	250,783	—	—
Invesco Taxable Municipal Bond ETF	—	31,085,248	—	(30,507,425)	4,576,790	(5,154,613)	189,295	—	—
Invesco Variable Rate Investment Grade ETF	2.22%	8,944,596	12,585,065	—	12,253	—	1,181,493	857,731	21,541,914
Total Fixed Income Funds		214,431,832	137,382,341	(122,947,649)	9,485,660	(13,341,373)	11,335,419		224,830,050
International and Global Equity Funds–21.74%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.51%	27,929,567	229,633	(13,193,235)	866,699	(1,122,594)	229,633	452,200	14,710,070
Invesco Developing Markets Fund, Class R6	1.21%	29,955,555	48,748	(18,420,742)	2,582,786	(2,419,598)	48,748	308,800	11,746,749
Invesco FTSE RAFI Developed Markets ex-U.S. ETF(c)	3.16%	24,458,992	6,782,515	(695,312)	92,562	8,784	1,070,601	639,957	30,647,541
Invesco Global Fund, Class R6	7.15%	78,623,828	7,593,012	(21,167,735)	4,473,531	7,456,145	—	719,024	69,385,769
Invesco Global Infrastructure Fund, Class R6	0.97%	9,046,020	1,004,891	(1,266,952)	534,213	140,475	236,735	772,356	9,430,462
Invesco International Developed Dynamic Multifactor ETF(c)	2.69%	—	28,860,109	(621,946)	(2,151,473)	4,122	903,463	1,111,193	26,090,812
Invesco International Small-Mid Company Fund, Class R6	3.85%	19,230,733	25,358,705	(905,341)	(6,176,816)	2,940,391	700,127	1,029,936	37,407,271
Invesco Oppenheimer International Growth Fund, Class R6	1.20%	20,111,232	1,236,314	(8,763,075)	(1,493,302)	1,677,697	82,765	368,506	11,615,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Invesco S&P Emerging Markets Low Volatility ETF	—	$41,843,375	$—	$(41,634,173)	$(2,506,356)	$2,297,154	$269,319	—	$—
Invesco S&P International Developed Low Volatility ETF	—	18,580,791	—	(18,593,834)	(433,716)	446,759	—	—	—
Total International and Global Equity Funds		269,780,093	71,113,927	(125,262,345)	(4,211,872)	11,429,335	3,541,391		211,033,990
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)	0.19%	2,452,374	84,425,621	(85,019,208)	—	—	92,605	1,858,787	1,858,787
Invesco Liquid Assets Portfolio, Institutional Class(b)	—	1,783,598	51,043,127	(52,825,885)	(212)	994	47,524	—	—
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)	0.36%	2,802,713	106,289,451	(105,609,069)	—	—	124,865	3,483,095	3,483,095
Total Money Market Funds		7,038,685	241,758,199	(243,454,162)	(212)	994	264,994		5,341,882
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $875,678,452)	100.03%	956,121,531	648,022,970	(683,060,958)	26,200,841	44,244,083	23,086,346		971,080,561

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.99%
Invesco Private Government Fund, 4.50%(d)(e)	0.27%	806	121,959,186	(119,288,096)	—	—	96,477 (f)	2,671,896	2,671,896
Invesco Private Prime Fund, 4.53%(d)(e)	0.72%	2,074	311,436,036	(304,478,594)	—	2,703	258,450 (f)	6,960,131	6,962,219
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,634,115)	0.99%	2,880	433,395,222	(423,766,690)	—	2,703	354,927		9,634,115
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $885,312,567)	101.02%	$956,124,411	$1,081,418,192	$(1,106,827,648)	$26,200,841	$44,246,786 (g)	$23,441,273		$980,714,676
OTHER ASSETS LESS LIABILITIES	(1.02)%								(9,903,924)
NET ASSETS	100.00%								$970,810,752
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(f)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Discovery Mid Cap Growth Fund	$2,223,558
Invesco Global Fund	7,593,012
Invesco Global Infrastructure Fund	28,185
Invesco International Small-Mid Company Fund	3,040,401
Invesco Main Street Small Cap Fund	3,155,210
Invesco Oppenheimer International Growth Fund	1,153,550
Invesco Value Opportunities Fund	3,115,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $885,312,567)*	$980,714,676
Cash	47,634
Receivable for:
Fund shares sold	811,304
Dividends - affiliated underlying funds	841,229
Investment for trustee deferred compensation and retirement plans	163,416
Other assets	50,009
Total assets	982,628,268
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	816,501
Fund shares reacquired	516,507
Collateral upon return of securities loaned	9,634,115
Accrued fees to affiliates	512,622
Accrued other operating expenses	165,471
Trustee deferred compensation and retirement plans	172,300
Total liabilities	11,817,516
Net assets applicable to shares outstanding	$970,810,752
Net assets consist of:
Shares of beneficial interest	$848,311,501
Distributable earnings	122,499,251
$970,810,752
Net Assets:
Class A	$860,912,389
Class C	$38,578,390
Class R	$39,837,292
Class S	$17,329,312
Class Y	$13,607,914
Class R5	$58,709
Class R6	$486,746
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	57,243,460
Class C	2,610,281
Class R	2,659,325
Class S	1,154,086
Class Y	908,119
Class R5	3,882
Class R6	32,175
Class A:
Net asset value per share	$15.04
Maximum offering price per share (Net asset value of $15.04 ÷ 94.50%)	$15.92
Class C:
Net asset value and offering price per share	$14.78
Class R:
Net asset value and offering price per share	$14.98
Class S:
Net asset value and offering price per share	$15.02
Class Y:
Net asset value and offering price per share	$14.98
Class R5:
Net asset value and offering price per share	$15.12
Class R6:
Net asset value and offering price per share	$15.13

*	At December 31, 2024, securities with an aggregate value of $9,371,880 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Growth Investor Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $92,709)	$23,179,055
Interest	3,985
Total investment income	23,183,040
Expenses:
Administrative services fees	138,799
Custodian fees	95,264
Distribution fees:
Class A	2,162,231
Class C	406,095
Class R	185,252
Class S	27,088
Transfer agent fees — A, C, R, S and Y	1,347,974
Transfer agent fees — R5	57
Transfer agent fees — R6	216
Trustees’ and officers’ fees and benefits	31,589
Registration and filing fees	111,466
Reports to shareholders	158,440
Professional services fees	52,195
Other	23,233
Total expenses	4,739,899
Less: Expense offset arrangement(s)	(47,911)
Net expenses	4,691,988
Net investment income	18,491,052
Realized and unrealized gain from:
Net realized gain from:
Affiliated underlying fund shares	23,937,672
Capital gain distributions from affiliated underlying fund shares	20,309,114
44,246,786
Change in net unrealized appreciation of affiliated underlying fund shares	26,200,841
Net realized and unrealized gain	70,447,627
Net increase in net assets resulting from operations	$88,938,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$18,491,052	$16,483,532
Net realized gain	44,246,786	431,724
Change in net unrealized appreciation	26,200,841	98,414,105
Net increase in net assets resulting from operations	88,938,679	115,329,361
Distributions to shareholders from distributable earnings:
Class A	(38,439,096)	(17,318,708)
Class C	(1,206,496)	(874,064)
Class R	(1,586,587)	(672,292)
Class S	(806,559)	(374,880)
Class Y	(686,706)	(264,691)
Class R5	(2,940)	(1,102)
Class R6	(19,417)	(12,873)
Total distributions from distributable earnings	(42,747,801)	(19,518,610)
Share transactions–net:
Class A	(28,914,338)	(23,879,842)
Class C	(5,484,006)	(2,156,684)
Class R	4,811,841	5,170,922
Class S	(1,848,977)	(1,573,127)
Class Y	259,870	(192,249)
Class R5	2,085	3,631
Class R6	(398,954)	637,541
Net increase (decrease) in net assets resulting from share transactions	(31,572,479)	(21,989,808)
Net increase in net assets	14,618,399	73,820,943
Net assets:
Beginning of year	956,192,353	882,371,410
End of year	$970,810,752	$956,192,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets(b)	Portfolio turnover (e)
Class A
Year ended 12/31/24	$14.36	$0.29	$1.09	$1.38	$(0.38)	$(0.32)	$(0.70)	$15.04	9.63%	$860,912	0.45%	0.45%	1.93%	42%
Year ended 12/31/23	12.93	0.25	1.48	1.73	(0.09)	(0.21)	(0.30)	14.36	13.41	849,133	0.43	0.43	1.84	24
Year ended 12/31/22	16.85	0.17	(3.33)	(3.16)	(0.19)	(0.57)	(0.76)	12.93	(18.79)	787,335	0.43	0.43	1.22	29
Year ended 12/31/21	15.80	0.14	1.98	2.12	(0.25)	(0.82)	(1.07)	16.85	13.55	1,017,511	0.45	0.45	0.83	19
Year ended 12/31/20	15.79	0.14	1.71	1.85	(0.27)	(1.57)	(1.84)	15.80	11.87	948,121	0.47	0.47	0.92	90
Class C
Year ended 12/31/24	14.02	0.17	1.07	1.24	(0.16)	(0.32)	(0.48)	14.78	8.81	38,578	1.20	1.20	1.18	42
Year ended 12/31/23	12.72	0.15	1.45	1.60	(0.09)	(0.21)	(0.30)	14.02	12.61	41,815	1.18	1.18	1.09	24
Year ended 12/31/22	16.62	0.06	(3.28)	(3.22)	(0.11)	(0.57)	(0.68)	12.72	(19.42)	40,058	1.18	1.18	0.47	29
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20	1.20	0.08	19
Year ended 12/31/20	15.64	0.02	1.70	1.72	(0.19)	(1.57)	(1.76)	15.60	11.09	58,187	1.22	1.22	0.17	90
Class R
Year ended 12/31/24	14.28	0.25	1.08	1.33	(0.31)	(0.32)	(0.63)	14.98	9.32	39,837	0.70	0.70	1.68	42
Year ended 12/31/23	12.88	0.22	1.48	1.70	(0.09)	(0.21)	(0.30)	14.28	13.23	33,327	0.68	0.68	1.59	24
Year ended 12/31/22	16.80	0.14	(3.33)	(3.19)	(0.16)	(0.57)	(0.73)	12.88	(19.04)	25,192	0.68	0.68	0.97	29
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70	0.70	0.58	19
Year ended 12/31/20	15.75	0.10	1.71	1.81	(0.23)	(1.57)	(1.80)	15.76	11.64	21,447	0.72	0.72	0.67	90
Class S
Year ended 12/31/24	14.35	0.31	1.09	1.40	(0.41)	(0.32)	(0.73)	15.02	9.78	17,329	0.35	0.35	2.03	42
Year ended 12/31/23	12.91	0.26	1.48	1.74	(0.09)	(0.21)	(0.30)	14.35	13.51	18,291	0.33	0.33	1.94	24
Year ended 12/31/22	16.82	0.19	(3.33)	(3.14)	(0.20)	(0.57)	(0.77)	12.91	(18.68)	17,951	0.33	0.33	1.32	29
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35	0.35	0.93	19
Year ended 12/31/20	15.77	0.15	1.72	1.87	(0.29)	(1.57)	(1.86)	15.78	11.98	23,627	0.37	0.37	1.02	90
Class Y
Year ended 12/31/24	14.35	0.33	1.08	1.41	(0.46)	(0.32)	(0.78)	14.98	9.81	13,608	0.20	0.20	2.18	42
Year ended 12/31/23	12.88	0.28	1.49	1.77	(0.09)	(0.21)	(0.30)	14.35	13.77	12,767	0.18	0.18	2.09	24
Year ended 12/31/22	16.79	0.21	(3.32)	(3.11)	(0.23)	(0.57)	(0.80)	12.88	(18.59)	11,673	0.18	0.18	1.47	29
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20	0.20	1.08	19
Year ended 12/31/20	15.74	0.17	1.72	1.89	(0.31)	(1.57)	(1.88)	15.75	12.16	10,589	0.22	0.22	1.17	90
Class R5
Year ended 12/31/24	14.48	0.34	1.09	1.43	(0.47)	(0.32)	(0.79)	15.12	9.87	59	0.16	0.16	2.22	42
Year ended 12/31/23	12.99	0.29	1.50	1.79	(0.09)	(0.21)	(0.30)	14.48	13.81	54	0.14	0.14	2.13	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	45	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14	0.14	1.14	19
Year ended 12/31/20	15.86	0.19	1.72	1.91	(0.32)	(1.57)	(1.89)	15.88	12.20	453	0.14	0.14	1.25	90
Class R6
Year ended 12/31/24	14.49	0.35	1.10	1.45	(0.49)	(0.32)	(0.81)	15.13	10.02	487	0.09	0.09	2.29	42
Year ended 12/31/23	12.99	0.30	1.50	1.80	(0.09)	(0.21)	(0.30)	14.49	13.89	804	0.07	0.07	2.20	24
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	118	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05	0.05	1.23	19
Year ended 12/31/20	15.85	0.19	1.73	1.92	(0.32)	(1.57)	(1.89)	15.88	12.27	584	0.14	0.14	1.25	90

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.52%, 0.52%, 0.54%, 0.54% and 0.58% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: Growth Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
9
Invesco Select Risk: Growth Investor Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $2,276 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.
10
Invesco Select Risk: Growth Investor Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $114,063 in front-end sales commissions from the sale of Class A shares and $23,271 and $1,500 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$965,738,679	$—	$—	$965,738,679
Money Market Funds	5,341,882	9,634,115	—	14,975,997
Total Investments	$971,080,561	$9,634,115	$—	$980,714,676
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $47,911.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco Select Risk: Growth Investor Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$28,508,383	$6,064,020
Long-term capital gain	14,239,418	13,454,590
Total distributions	$42,747,801	$19,518,610

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$14,672,614
Undistributed long-term capital gain	20,932,370
Net unrealized appreciation — investments	86,997,144
Temporary book/tax differences	(102,877)
Shares of beneficial interest	848,311,501
Total net assets	$970,810,752
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $406,264,771 and $439,606,796, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$112,040,922
Aggregate unrealized (depreciation) of investments	(25,043,778)
Net unrealized appreciation of investments	$86,997,144
Cost of investments for tax purposes is $893,717,532.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on December 31, 2024, undistributed net investment income was increased by $527,648 and undistributed net realized gain was decreased by $527,648. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	5,571,508	$84,365,290	6,304,442	$86,163,202
Class C	557,583	8,166,647	563,218	7,551,566
Class R	624,431	9,359,732	759,491	10,328,856
Class S	17,777	270,323	17,757	242,363
Class Y	261,618	3,959,658	255,619	3,498,183
Class R5	-	-	214	2,931
Class R6	26,258	397,352	54,729	752,206
12
Invesco Select Risk: Growth Investor Fund

	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	2,482,503	$37,262,393	1,188,232	$16,789,725
Class C	80,885	1,193,862	62,351	860,444
Class R	105,882	1,583,988	47,834	672,073
Class S	53,795	806,391	26,550	374,843
Class Y	41,749	624,568	16,292	230,049
Class R5	149	2,254	59	841
Class R6	1,250	18,870	889	12,671
Automatic conversion of Class C shares to Class A shares:
Class A	326,305	4,946,317	293,207	3,986,661
Class C	(335,009)	(4,946,317)	(299,083)	(3,986,661)
Reacquired:
Class A	(10,261,862)	(155,488,338)	(9,573,482)	(130,819,430)
Class C	(675,431)	(9,898,198)	(493,288)	(6,582,033)
Class R	(405,011)	(6,131,879)	(428,521)	(5,830,007)
Class S	(191,848)	(2,925,691)	(160,891)	(2,190,333)
Class Y	(285,223)	(4,324,356)	(288,310)	(3,920,481)
Class R5	(11)	(169)	(10)	(141)
Class R6	(50,847)	(815,176)	(9,188)	(127,336)
Net increase (decrease) in share activity	(2,053,549)	$(31,572,479)	(1,661,889)	$(21,989,808)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Select Risk: Growth Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Growth Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: Growth Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$14,239,418
Qualified Dividend Income*	39.93%
Corporate Dividends Received Deduction*	25.59%
U.S. Treasury Obligations*	8.76%
Qualified Business Income*	1.65%
Business Interest Income*	38.09%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$5,497,672
15
Invesco Select Risk: Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
GAL-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Select Risk: High Growth Investor Fund
Nasdaq:
A: OAAIX ■ C: OCAIX ■ R: ONAIX ■ Y: OYAIX ■ R5: PXQIX ■ R6: PXGGX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Alternative Funds–4.83%
Invesco Global Real Estate Income Fund, Class R6(b)	2.38%	$20,222,371	$2,506,934	$(2,061,062)	$(984,606)	$(198,847)	$806,511	2,474,131	$19,520,894
Invesco Macro Allocation Strategy Fund, Class R6	2.45%	18,758,384	3,180,635	(435,512)	(1,353,473)	(32,816)	1,705,999	2,873,888	20,117,218
Total Alternative Funds		38,980,755	5,687,569	(2,496,574)	(2,338,079)	(231,663)	2,512,510		39,638,112
Domestic Equity Funds–57.35%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.77%	42,037,007	13,657,256	(9,271,462)	8,219,599	3,083,701	—	1,613,750	55,577,539
Invesco Main Street Small Cap Fund, Class R6	6.58%	64,828,617	3,183,290	(17,762,636)	(1,826,055)	8,625,212	131,230	2,417,026	53,996,368
Invesco NASDAQ 100 ETF	11.91%	44,631,752	49,016,238	(14,132,588)	16,641,120	1,532,895	537,889	464,193	97,689,417
Invesco Russell 1000® Dynamic Multifactor ETF	16.46%	113,116,756	17,459,281	(2,288,251)	6,649,531	82,314	1,636,986	2,489,759	135,019,631
Invesco S&P 500® Low Volatility ETF	—	76,643,018	—	(78,844,070)	(7,750,093)	9,951,145	306,327	—	—
Invesco S&P 500® Pure Growth ETF	—	45,537,087	—	(51,039,594)	(5,967,334)	11,469,841	—	—	—
Invesco S&P 500® Pure Value ETF(c)	10.21%	—	84,950,970	(7,587,837)	5,701,401	701,495	1,906,049	928,567	83,766,029
Invesco Value Opportunities Fund, Class R6	5.42%	22,646,028	22,894,506	(8,521,857)	6,257,992	4,152,349	293,852	2,029,592	44,448,060
Total Domestic Equity Funds		409,440,265	191,161,541	(189,448,295)	27,926,161	39,598,952	4,812,333		470,497,044
Fixed Income Funds–11.73%
Invesco Core Bond Fund, Class R6	5.21%	—	45,226,829	(2,428,977)	(112,362)	43,522	1,576,433	7,643,830	42,729,012
Invesco Core Plus Bond Fund, Class R6	2.50%	47,901,517	2,026,569	(28,791,629)	6,192,785	(6,869,981)	1,280,066	2,245,802	20,459,261
Invesco Emerging Markets Sovereign Debt ETF	0.30%	—	2,522,580	—	(68,112)	—	136,351	123,838	2,454,468
Invesco Equal Weight 0-30 Year Treasury ETF	1.29%	21,098,371	399,663	(9,934,369)	1,654,257	(2,651,111)	431,756	390,929	10,566,811
Invesco Floating Rate ESG Fund, Class R6(b)	0.65%	—	5,450,668	—	(93,362)	—	372,553	800,026	5,344,173
Invesco High Yield Fund, Class R6	0.66%	9,975,741	435,551	(5,012,658)	(104,182)	134,187	435,552	1,533,514	5,428,639
Invesco Senior Floating Rate Fund, Class R6(b)	—	10,036,573	201,791	(10,284,259)	(297,486)	372,930	172,243	—	—
Invesco Variable Rate Investment Grade ETF	1.12%	—	9,242,344	—	(23,859)	—	465,751	367,051	9,218,485
Total Fixed Income Funds		89,012,202	65,505,995	(56,451,892)	7,147,679	(8,970,453)	4,870,705		96,200,849
International and Global Equity Funds–25.59%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.74%	28,857,764	222,531	(14,579,309)	2,155,044	(2,400,862)	222,531	438,216	14,255,168
Invesco Developing Markets Fund, Class R6	1.42%	26,665,552	48,273	(15,185,454)	(2,327,876)	2,431,844	48,273	305,792	11,632,339
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.71%	26,618,301	4,832,600	(1,223,117)	169,366	39,961	1,043,535	635,563	30,437,111
Invesco Global Fund, Class R6	8.68%	73,625,035	7,419,623	(13,630,927)	1,794,400	9,442,183	—	738,142	71,230,691
Invesco Global Infrastructure Fund, Class R6	1.01%	7,477,325	938,313	(697,279)	475,884	70,848	201,967	674,895	8,240,462
Invesco International Developed Dynamic Multifactor ETF	3.18%	—	28,677,113	(448,386)	(2,124,943)	6,422	880,260	1,112,019	26,110,206
Invesco International Small-Mid Company Fund, Class R6	4.48%	18,059,913	25,503,132	(600,679)	(6,224,311)	3,012,634	688,062	1,012,188	36,762,679
Invesco Oppenheimer International Growth Fund, Class R6	1.37%	20,093,212	1,197,655	(9,131,659)	(1,453,298)	1,663,671	80,177	356,983	11,252,103
Invesco S&P Emerging Markets Low Volatility ETF	—	36,885,388	—	(36,700,974)	(2,787,383)	2,602,969	237,408	—	—
Invesco S&P International Developed Low Volatility ETF	—	19,198,306	—	(19,211,782)	(580,983)	594,459	—	—	—
Total International and Global Equity Funds		257,480,796	68,839,240	(111,409,566)	(10,904,100)	17,464,129	3,402,213		209,920,759
Money Market Funds–0.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)	0.18%	585,725	75,347,642	(74,483,525)	—	—	75,361	1,449,842	1,449,842
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class(b)	—	$534,470	$47,360,840	$(47,894,603)	$(316)	$1,020	$40,656	—	$—
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)	0.34%	669,400	93,643,181	(91,533,442)	—	—	103,296	2,779,139	2,779,139
Total Money Market Funds		1,789,595	216,351,663	(213,911,570)	(316)	1,020	219,313		4,228,981
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $680,732,246)	100.02%	796,703,613	547,546,008	(573,717,897)	21,831,345	47,861,985	15,817,074		820,485,745

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.15%
Invesco Private Government Fund, 4.50%(d)(e)	0.04%	1,327,818	78,726,054	(79,712,341)	—	—	51,696 (f)	341,531	341,531
Invesco Private Prime Fund, 4.53%(d)(e)	0.11%	27,217,384	246,864,518	(273,190,122)	—	(1,824)	165,079 (f)	889,690	889,956
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,231,487)	0.15%	28,545,202	325,590,572	(352,902,463)	—	(1,824)	216,775		1,231,487
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $681,963,733)	100.17%	$825,248,815	$873,136,580	$(926,620,360)	$21,831,345	$47,860,161 (g)	$16,033,849		$821,717,232
OTHER ASSETS LESS LIABILITIES	(0.17)%								(1,370,191)
NET ASSETS	100.00%								$820,347,041
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(f)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Discovery Mid Cap Growth Fund	$2,148,562
Invesco Global Fund	7,419,623
Invesco Global Infrastructure Fund	24,629
Invesco International Small-Mid Company Fund	2,988,010
Invesco Main Street Small Cap Fund	3,052,060
Invesco Oppenheimer International Growth Fund	1,117,478
Invesco Value Opportunities Fund	2,980,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $681,963,733)*	$821,717,232
Receivable for:
Dividends - affiliated underlying funds	365,484
Fund shares sold	590,549
Investment for trustee deferred compensation and retirement plans	48,890
Other assets	42,234
Total assets	822,764,389
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	350,355
Fund shares reacquired	291,905
Amount due custodian	20,781
Collateral upon return of securities loaned	1,231,487
Accrued fees to affiliates	362,193
Accrued trustees’ and officers’ fees and benefits	8,130
Accrued other operating expenses	103,607
Trustee deferred compensation and retirement plans	48,890
Total liabilities	2,417,348
Net assets applicable to shares outstanding	$820,347,041
Net assets consist of:
Shares of beneficial interest	$660,154,351
Distributable earnings	160,192,690
$820,347,041
Net Assets:
Class A	$643,128,181
Class C	$65,904,373
Class R	$95,723,066
Class Y	$15,149,933
Class R5	$8,539
Class R6	$432,949
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,337,382
Class C	4,871,381
Class R	6,757,828
Class Y	1,058,032
Class R5	602
Class R6	30,563
Class A:
Net asset value per share	$14.19
Maximum offering price per share (Net asset value of $14.19 ÷ 94.50%)	$15.02
Class C:
Net asset value and offering price per share	$13.53
Class R:
Net asset value and offering price per share	$14.16
Class Y:
Net asset value and offering price per share	$14.32
Class R5:
Net asset value and offering price per share	$14.18
Class R6:
Net asset value and offering price per share	$14.17

*	At December 31, 2024, security with a value of $847,974 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: High Growth Investor Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $22,942)	$15,840,016
Interest	3,355
Total investment income	15,843,371
Expenses:
Custodian fees	57,426
Distribution fees:
Class A	1,550,942
Class C	692,046
Class R	457,266
Transfer agent fees— A, C, R and Y	879,778
Transfer agent fees — R5	3
Transfer agent fees — R6	55
Trustees’ and officers’ fees and benefits	32,151
Registration and filing fees	91,763
Reports to shareholders	53,212
Professional services fees	49,690
Other	18,631
Total expenses	3,882,963
Less: Expense offset arrangement(s)	(57,979)
Net expenses	3,824,984
Net investment income	12,018,387
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	28,128,841
Foreign currencies	(7)
Capital gain distributions from affiliated underlying fund shares	19,731,320
47,860,154
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	21,831,345
Foreign currencies	(5)
21,831,340
Net realized and unrealized gain	69,691,494
Net increase in net assets resulting from operations	$81,709,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$12,018,387	$10,670,614
Net realized gain	47,860,154	6,411,118
Change in net unrealized appreciation	21,831,340	86,179,347
Net increase in net assets resulting from operations	81,709,881	103,261,079
Distributions to shareholders from distributable earnings:
Class A	(35,006,589)	(15,588,323)
Class C	(3,296,655)	(1,347,678)
Class R	(4,958,958)	(1,921,756)
Class Y	(855,229)	(383,585)
Class R5	(520)	(829)
Class R6	(35,929)	(5,851)
Total distributions from distributable earnings	(44,153,880)	(19,248,022)
Share transactions–net:
Class A	(11,709,730)	(10,542,737)
Class C	(8,515,332)	(10,133,022)
Class R	6,216,558	4,346,180
Class Y	64,901	23,751
Class R5	(21,141)	20,065
Class R6	237,600	180,945
Net increase (decrease) in net assets resulting from share transactions	(13,727,144)	(16,104,818)
Net increase in net assets	23,828,857	67,908,239
Net assets:
Beginning of year	796,518,184	728,609,945
End of year	$820,347,041	$796,518,184
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: High Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/24	$13.56	$0.22	$1.23	$1.45	$(0.30)	$(0.52)	$(0.82)	$14.19	10.68%(e)	$643,128	0.38%(e)	0.39%(e)	1.56%(e)	41%
Year ended 12/31/23	12.14	0.19	1.57	1.76	(0.14)	(0.20)	(0.34)	13.56	14.60 (e)	625,248	0.37 (e)	0.37 (e)	1.51 (e)	25
Year ended 12/31/22	16.11	0.14	(3.29)	(3.15)	(0.15)	(0.67)	(0.82)	12.14	(19.59)(e)	570,009	0.38 (e)	0.38 (e)	1.02 (e)	27
Year ended 12/31/21	15.01	0.10	2.14	2.24	(0.28)	(0.86)	(1.14)	16.11	15.06 (e)	736,134	0.39 (e)	0.39 (e)	0.62 (e)	17
Year ended 12/31/20	15.84	0.09	2.01	2.10	(0.10)	(2.83)	(2.93)	15.01	13.52 (e)	702,842	0.42 (e)	0.42 (e)	0.62 (e)	70
Class C
Year ended 12/31/24	12.96	0.11	1.17	1.28	(0.19)	(0.52)	(0.71)	13.53	9.85	65,904	1.14	1.15	0.80	41
Year ended 12/31/23	11.62	0.09	1.49	1.58	(0.04)	(0.20)	(0.24)	12.96	13.69	71,198	1.13	1.13	0.75	25
Year ended 12/31/22	15.45	0.03	(3.15)	(3.12)	(0.04)	(0.67)	(0.71)	11.62	(20.19)	73,397	1.14	1.14	0.26	27
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22	104,723	1.15	1.15	(0.14)	17
Year ended 12/31/20	15.37	(0.02)	1.93	1.91	(0.02)	(2.83)	(2.85)	14.43	12.66	104,858	1.18	1.18	(0.14)	70
Class R
Year ended 12/31/24	13.54	0.19	1.21	1.40	(0.26)	(0.52)	(0.78)	14.16	10.34	95,723	0.64	0.65	1.30	41
Year ended 12/31/23	12.12	0.16	1.57	1.73	(0.11)	(0.20)	(0.31)	13.54	14.34	85,557	0.63	0.63	1.25	25
Year ended 12/31/22	16.09	0.10	(3.29)	(3.19)	(0.11)	(0.67)	(0.78)	12.12	(19.83)	72,465	0.64	0.64	0.76	27
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79	87,346	0.65	0.65	0.36	17
Year ended 12/31/20	15.83	0.05	2.00	2.05	(0.06)	(2.83)	(2.89)	14.99	13.22	78,109	0.68	0.68	0.36	70
Class Y
Year ended 12/31/24	13.68	0.26	1.24	1.50	(0.34)	(0.52)	(0.86)	14.32	10.92	15,150	0.14	0.15	1.80	41
Year ended 12/31/23	12.24	0.23	1.59	1.82	(0.18)	(0.20)	(0.38)	13.68	14.91	14,276	0.13	0.13	1.75	25
Year ended 12/31/22	16.24	0.17	(3.32)	(3.15)	(0.18)	(0.67)	(0.85)	12.24	(19.42)	12,716	0.14	0.14	1.26	27
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37	12,553	0.15	0.15	0.86	17
Year ended 12/31/20	15.93	0.13	2.03	2.16	(0.14)	(2.83)	(2.97)	15.12	13.82	12,904	0.18	0.18	0.86	70
Class R5
Year ended 12/31/24	13.55	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.18	11.03	9	0.07	0.07	1.87	41
Year ended 12/31/23	12.12	0.23	1.59	1.82	(0.19)	(0.20)	(0.39)	13.55	15.07	29	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.17	(3.28)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	7	0.11	0.11	1.29	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	10	0.06	0.06	0.95	17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.83	9	0.14	0.14	0.90	70
Class R6
Year ended 12/31/24	13.54	0.27	1.23	1.50	(0.35)	(0.52)	(0.87)	14.17	11.05	433	0.06	0.06	1.88	41
Year ended 12/31/23	12.12	0.24	1.57	1.81	(0.19)	(0.20)	(0.39)	13.54	14.99	209	0.05	0.05	1.83	25
Year ended 12/31/22	16.09	0.19	(3.30)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)	15	0.10	0.11	1.30	27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48	359	0.06	0.06	0.95	17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.87	9	0.10	0.14	0.94	70

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds was 0.53%, 0.53%, 0.55%, 0.55% and 0.64% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by
8
Invesco Select Risk: High Growth Investor Fund

the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by
9
Invesco Select Risk: High Growth Investor Fund

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $1,878 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed
10
Invesco Select Risk: High Growth Investor Fund

countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2026. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $114,600 in front-end sales commissions from the sale of Class A shares and $7,169 and $3,508 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11
Invesco Select Risk: High Growth Investor Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$816,256,764	$—	$—	$816,256,764
Money Market Funds	4,228,981	1,231,487	—	5,460,468
Total Investments	$820,485,745	$1,231,487	$—	$821,717,232
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $57,979.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$22,261,413	$7,543,046
Long-term capital gain	21,892,467	11,704,976
Total distributions	$44,153,880	$19,248,022

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$2,437,482
Undistributed long-term capital gain	20,388,438
Net unrealized appreciation — investments	137,417,348
Net unrealized appreciation (depreciation) — foreign currencies	(2)
Temporary book/tax differences	(50,576)
Shares of beneficial interest	660,154,351
Total net assets	$820,347,041
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $331,194,345 and $359,806,327, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$147,402,135
Aggregate unrealized (depreciation) of investments	(9,984,787)
Net unrealized appreciation of investments	$137,417,348
12
Invesco Select Risk: High Growth Investor Fund

Cost of investments for tax purposes is $684,299,884.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on December 31, 2024, undistributed net investment income was increased by $725,632 and undistributed net realized gain was decreased by $725,632. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	3,871,024	$55,885,182	3,909,038	$50,521,009
Class C	824,232	11,246,820	900,979	11,066,845
Class R	1,061,837	15,203,269	1,153,104	14,808,388
Class Y	421,971	6,092,970	352,161	4,568,600
Class R5	-	-	1,528	19,470
Class R6	26,959	406,389	13,809	175,807
Issued as reinvestment of dividends:
Class A	2,431,171	34,425,361	1,151,283	15,323,591
Class C	243,287	3,286,805	105,050	1,337,293
Class R	350,077	4,950,091	144,238	1,918,367
Class Y	56,074	801,295	26,126	350,872
Class R5	-	-	45	595
Class R6	2,498	35,325	420	5,579
Automatic conversion of Class C shares to Class A shares:
Class A	605,498	8,677,540	679,633	8,712,369
Class C	(635,333)	(8,677,540)	(712,495)	(8,712,369)
Reacquired:
Class A	(7,684,026)	(110,697,813)	(6,586,034)	(85,099,706)
Class C	(1,053,552)	(14,371,417)	(1,119,223)	(13,824,791)
Class R	(972,549)	(13,936,802)	(956,219)	(12,380,575)
Class Y	(463,695)	(6,829,364)	(373,511)	(4,895,721)
Class R5	(1,573)	(21,141)	-	-
Class R6	(14,365)	(204,114)	(34)	(441)
Net increase (decrease) in share activity	(930,465)	$(13,727,144)	(1,310,102)	$(16,104,818)
13
Invesco Select Risk: High Growth Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: High Growth Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: High Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: High Growth Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$21,892,467
Qualified Dividend Income*	41.38%
Corporate Dividends Received Deduction*	27.17%
U.S. Treasury Obligations*	5.66%
Qualified Business Income*	1.65%
Business Interest Income*	22.48%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$6,667,487
15
Invesco Select Risk: High Growth Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: High Growth Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSGI-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Select Risk: Moderate Investor Fund
Nasdaq:
A: OAMIX ■ C: OCMIX ■ R: ONMIX ■ S: PXMSX ■ Y: OYMIX ■ R5: PXMQX ■ R6: PXMMX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Alternative Funds–4.87%
Invesco Global Real Estate Income Fund, Class R6(b)	2.39%	$47,589,139	$1,722,088	$(3,841,962)	$(2,294,644)	$(458,295)	$1,804,385	5,424,414	$42,798,623
Invesco Macro Allocation Strategy Fund, Class R6	2.48%	41,870,031	5,702,704	—	(3,076,845)	—	3,773,382	6,356,556	44,495,890
Total Alternative Funds		89,459,170	7,424,792	(3,841,962)	(5,371,489)	(458,295)	5,577,767		87,294,513
Domestic Equity Funds–38.96%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.63%	75,503,140	7,195,816	(15,207,258)	13,620,718	4,951,609	—	2,405,944	82,860,728
Invesco Main Street Small Cap Fund, Class R6	4.42%	69,697,466	16,021,281	(12,500,505)	4,352,312	5,917,573	192,049	3,537,223	79,021,557
Invesco NASDAQ 100 ETF(c)	8.03%	60,112,151	89,262,511	(32,873,267)	23,474,215	3,760,898	791,917	682,996	143,736,508
Invesco Russell 1000® Dynamic Multifactor ETF	11.07%	165,111,749	36,737,408	(14,192,720)	10,327,333	271,782	2,482,473	3,655,828	198,255,552
Invesco S&P 500® Low Volatility ETF	—	115,245,337	—	(118,554,980)	(13,711,917)	17,021,560	460,614	—	—
Invesco S&P 500® Pure Growth ETF	—	59,082,867	—	(66,020,492)	(16,629,866)	23,567,491	—	—	—
Invesco S&P 500® Pure Value ETF(c)	7.08%	41,957,654	85,899,951	(11,660,665)	9,645,441	924,590	2,891,080	1,405,243	126,766,971
Invesco Value Opportunities Fund, Class R6	3.73%	38,340,797	32,082,140	(15,083,353)	9,568,461	6,409,711	441,858	3,051,843	66,835,368
Total Domestic Equity Funds		625,051,161	267,199,107	(286,093,240)	40,646,697	62,825,214	7,259,991		697,476,684
Fixed Income Funds–38.47%
Invesco Core Bond Fund, Class R6	16.93%	—	323,645,851	(20,170,789)	(732,721)	357,318	11,308,006	54,221,764	303,099,659
Invesco Core Plus Bond Fund, Class R6	8.26%	129,776,381	28,275,373	(8,354,574)	339,338	(2,113,398)	7,070,396	16,237,444	147,923,120
Invesco Emerging Markets Sovereign Debt ETF	0.99%	—	18,137,876	—	(489,732)	—	980,389	890,421	17,648,144
Invesco Equal Weight 0-30 Year Treasury ETF	4.41%	109,875,253	5,047,561	(30,093,184)	2,020,372	(7,900,778)	2,910,867	2,920,800	78,949,224
Invesco Floating Rate ESG Fund, Class R6(b)	2.10%	61,995,349	3,963,225	(27,752,072)	(497,631)	92,830	3,796,843	5,634,030	37,635,319
Invesco High Yield Fund, Class R6	2.13%	93,068,533	3,396,472	(58,458,616)	(1,450,985)	1,594,136	3,396,468	10,776,706	38,149,540
Invesco Income Fund, Class R6	—	17,600,297	230,865	(17,856,389)	(5,121)	30,348	230,865	—	—
Invesco International Bond Fund, Class R6(b)	—	71,450,406	740,208	(70,742,315)	(2,219,945)	1,494,318	17,534	—	—
Invesco Taxable Municipal Bond ETF	—	100,093,117	—	(98,232,556)	20,212,403	(22,072,964)	609,523	—	—
Invesco Variable Rate Investment Grade ETF	3.65%	84,553,265	—	(19,666,047)	283,702	164,798	4,192,143	2,601,462	65,335,718
Total Fixed Income Funds		668,412,601	383,437,431	(351,326,542)	17,459,680	(28,353,392)	34,513,034		688,740,724
International and Global Equity Funds–17.43%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.11%	44,318,151	311,641	(24,453,941)	3,542,036	(3,754,411)	311,641	613,694	19,963,476
Invesco Developing Markets Fund, Class R6	0.99%	40,646,723	73,197	(23,243,294)	215,879	(54,408)	73,197	463,672	17,638,097
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.48%	36,219,479	9,688,170	(1,668,415)	163,164	34,446	1,557,123	927,894	44,436,844
Invesco Global Fund, Class R6	5.80%	118,857,842	11,157,369	(32,934,484)	3,012,457	14,854,653	—	1,075,549	103,790,468
Invesco Global Infrastructure Fund, Class R6	1.04%	17,729,937	1,044,092	(1,318,161)	1,092,532	84,781	452,495	1,521,512	18,577,657
Invesco International Developed Dynamic Multifactor ETF(c)	2.15%	—	42,987,751	(1,327,942)	(3,116,263)	17,470	1,321,194	1,642,292	38,561,016
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.02%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Invesco International Small-Mid Company Fund, Class R6	2.91%	$32,982,051	$27,880,660	$—	$(8,845,738)	$4,227,854	$973,566	1,432,185	$52,016,973
Invesco Oppenheimer International Growth Fund, Class R6	0.95%	31,547,377	1,816,003	(14,982,509)	(2,215,467)	2,590,581	121,572	541,293	17,061,554
Invesco S&P Emerging Markets Low Volatility ETF	—	62,663,818	—	(62,350,521)	(2,058,268)	1,744,971	403,327	—	—
Invesco S&P International Developed Low Volatility ETF	—	27,313,379	—	(27,332,551)	(395,102)	414,274	—	—	—
Total International and Global Equity Funds		412,278,757	94,958,883	(189,611,818)	(8,604,770)	20,160,211	5,214,115		312,046,085
Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)	0.11%	4,234,278	118,721,023	(120,987,669)	—	—	148,244	1,967,632	1,967,632
Invesco Liquid Assets Portfolio, Institutional Class(b)	—	2,666,139	68,415,497	(71,080,409)	(192)	1,064	61,450	—	—
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)	0.18%	4,839,175	153,474,563	(155,019,136)	—	—	193,932	3,294,602	3,294,602
Total Money Market Funds		11,739,592	340,611,083	(347,087,214)	(192)	1,064	403,626		5,262,234
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,618,988,351)	100.02%	1,806,941,281	1,093,631,296	(1,177,960,776)	44,129,926	54,174,802	52,968,533		1,790,820,240

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Invesco Private Government Fund, 4.50%(d)(e)	0.01%	34,095,110	71,060,200	(105,066,530)	—	—	74,635 (f)	88,780	88,780
Invesco Private Prime Fund, 4.53%(d)(e)	0.01%	87,673,140	178,690,886	(266,145,349)	(24,104)	32,904	203,733 (f)	227,409	227,477
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $316,257)	0.02%	121,768,250	249,751,086	(371,211,879)	(24,104)	32,904	278,368		316,257
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,619,304,608)	100.04%	$1,928,709,531	$1,343,382,382	$(1,549,172,655)	$44,105,822	$54,207,706 (g)	$53,246,901		$1,791,136,497
OTHER ASSETS LESS LIABILITIES	(0.04)%								(696,796)
NET ASSETS	100.00%								$1,790,439,701
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderate Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(f)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Discovery Mid Cap Growth Fund	$3,203,297
Invesco Global Fund	11,157,369
Invesco Global Infrastructure Fund	55,524
Invesco International Small-Mid Company Fund	4,227,854
Invesco Main Street Small Cap Fund	4,466,570
Invesco Oppenheimer International Growth Fund	1,694,431
Invesco Value Opportunities Fund	4,482,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $1,619,304,608)*	$1,791,136,497
Cash	192,608
Receivable for:
Fund shares sold	1,244,848
Dividends - affiliated underlying funds	2,513,284
Investment for trustee deferred compensation and retirement plans	181,262
Other assets	57,001
Total assets	1,795,325,500
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	2,491,923
Fund shares reacquired	878,806
Collateral upon return of securities loaned	316,257
Accrued fees to affiliates	913,424
Accrued trustees’ and officers’ fees and benefits	16,033
Accrued other operating expenses	77,125
Trustee deferred compensation and retirement plans	192,231
Total liabilities	4,885,799
Net assets applicable to shares outstanding	$1,790,439,701
Net assets consist of:
Shares of beneficial interest	$1,594,240,697
Distributable earnings	196,199,004
$1,790,439,701
Net Assets:
Class A	$1,454,388,956
Class C	$132,972,477
Class R	$155,537,665
Class S	$18,276,209
Class Y	$26,229,782
Class R5	$333,375
Class R6	$2,701,237
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	130,874,510
Class C	12,288,627
Class R	14,126,069
Class S	1,643,478
Class Y	2,339,809
Class R5	30,012
Class R6	243,174
Class A:
Net asset value per share	$11.11
Maximum offering price per share (Net asset value of $11.11 ÷ 94.50%)	$11.76
Class C:
Net asset value and offering price per share	$10.82
Class R:
Net asset value and offering price per share	$11.01
Class S:
Net asset value and offering price per share	$11.12
Class Y:
Net asset value and offering price per share	$11.21
Class R5:
Net asset value and offering price per share	$11.11
Class R6:
Net asset value and offering price per share	$11.11

*	At December 31, 2024, securities with an aggregate value of $118,931 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderate Investor Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $44,656)	$53,013,189
Interest	8,726
Total investment income	53,021,915
Expenses:
Custodian fees	2,788
Distribution fees:
Class A	3,570,777
Class C	1,451,310
Class R	761,648
Class S	28,821
Transfer agent fees— A, C, R, S and Y	1,988,378
Transfer agent fees — R5	665
Transfer agent fees — R6	819
Trustees’ and officers’ fees and benefits	44,648
Registration and filing fees	115,747
Reports to shareholders	138,669
Professional services fees	58,014
Other	33,537
Total expenses	8,195,821
Less: Expense offset arrangement(s)	(99,628)
Net expenses	8,096,193
Net investment income	44,925,722
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	24,920,273
Foreign currencies	(7)
Capital gain distributions from affiliated underlying fund shares	29,287,433
54,207,699
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	44,105,822
Foreign currencies	(5)
44,105,817
Net realized and unrealized gain	98,313,516
Net increase in net assets resulting from operations	$143,239,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$44,925,722	$41,438,918
Net realized gain (loss)	54,207,699	(36,893,120)
Change in net unrealized appreciation	44,105,817	196,465,459
Net increase in net assets resulting from operations	143,239,238	201,011,257
Distributions to shareholders from distributable earnings:
Class A	(49,759,864)	(16,427,317)
Class C	(3,627,901)	(598,593)
Class R	(4,927,673)	(1,289,333)
Class S	(639,537)	(241,537)
Class Y	(947,962)	(339,981)
Class R5	(12,170)	(19,006)
Class R6	(103,752)	(37,137)
Total distributions from distributable earnings	(60,018,859)	(18,952,904)
Share transactions–net:
Class A	(70,685,213)	(81,862,131)
Class C	(26,537,592)	(26,255,927)
Class R	1,732,189	(2,388,255)
Class S	(2,517,772)	(2,188,974)
Class Y	(10,460)	(3,197,659)
Class R5	(1,049,657)	1,275,684
Class R6	(20,638)	285,720
Net increase (decrease) in net assets resulting from share transactions	(99,089,143)	(114,331,542)
Net increase (decrease) in net assets	(15,868,764)	67,726,811
Net assets:
Beginning of year	1,806,308,465	1,738,581,654
End of year	$1,790,439,701	$1,806,308,465
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderate Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/24	$10.63	$0.28	$0.59	$0.87	$(0.39)	$—	$(0.39)	$11.11	8.21%(e)	$1,454,389	0.36%(e)	0.37%(e)	2.56%(e)	42%
Year ended 12/31/23	9.58	0.24	0.93	1.17	(0.12)	—	(0.12)	10.63	12.24 (e)	1,457,946	0.37 (e)	0.37 (e)	2.42 (e)	28
Year ended 12/31/22	12.15	0.17	(2.32)	(2.15)	(0.16)	(0.26)	(0.42)	9.58	(17.73)(e)	1,393,169	0.37 (e)	0.37 (e)	1.58 (e)	22
Year ended 12/31/21	11.95	0.13	1.06	1.19	(0.26)	(0.73)	(0.99)	12.15	10.11 (e)	1,801,506	0.35 (e)	0.38 (e)	1.01 (e)	32
Year ended 12/31/20	11.96	0.16	1.14	1.30	(0.18)	(1.13)	(1.31)	11.95	11.67 (e)	1,851,149	0.31 (e)	0.38 (e)	1.42 (e)	88
Class C
Year ended 12/31/24	10.35	0.19	0.58	0.77	(0.30)	—	(0.30)	10.82	7.46	132,972	1.12	1.13	1.80	42
Year ended 12/31/23	9.33	0.16	0.90	1.06	(0.04)	—	(0.04)	10.35	11.37	152,483	1.13	1.13	1.66	28
Year ended 12/31/22	11.84	0.08	(2.25)	(2.17)	(0.08)	(0.26)	(0.34)	9.33	(18.38)	162,701	1.13	1.13	0.82	22
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33	233,536	1.11	1.14	0.25	32
Year ended 12/31/20	11.72	0.07	1.09	1.16	(0.09)	(1.13)	(1.22)	11.66	10.70	250,605	1.08	1.15	0.65	88
Class R
Year ended 12/31/24	10.53	0.25	0.59	0.84	(0.36)	—	(0.36)	11.01	8.01	155,538	0.62	0.63	2.30	42
Year ended 12/31/23	9.50	0.22	0.90	1.12	(0.09)	—	(0.09)	10.53	11.84	147,026	0.63	0.63	2.16	28
Year ended 12/31/22	12.05	0.14	(2.30)	(2.16)	(0.13)	(0.26)	(0.39)	9.50	(17.94)	135,035	0.63	0.63	1.32	22
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92	161,076	0.61	0.64	0.75	32
Year ended 12/31/20	11.88	0.13	1.12	1.25	(0.15)	(1.13)	(1.28)	11.85	11.32	153,448	0.58	0.65	1.15	88
Class S
Year ended 12/31/24	10.63	0.29	0.60	0.89	(0.40)	—	(0.40)	11.12	8.41	18,276	0.27	0.28	2.65	42
Year ended 12/31/23	9.59	0.25	0.92	1.17	(0.13)	—	(0.13)	10.63	12.22	19,864	0.28	0.28	2.51	28
Year ended 12/31/22	12.16	0.18	(2.32)	(2.14)	(0.17)	(0.26)	(0.43)	9.59	(17.64)	19,994	0.28	0.28	1.67	22
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22	26,025	0.26	0.29	1.10	32
Period ended 12/31/20(f)	10.46	0.11	2.38	2.49	(0.19)	(0.80)	(0.99)	11.96	23.86	26,339	0.23 (g)	0.30 (g)	1.50 (g)	88
Class Y
Year ended 12/31/24	10.72	0.31	0.60	0.91	(0.42)	—	(0.42)	11.21	8.50	26,230	0.12	0.13	2.80	42
Year ended 12/31/23	9.66	0.27	0.94	1.21	(0.15)	—	(0.15)	10.72	12.51	25,052	0.13	0.13	2.66	28
Year ended 12/31/22	12.25	0.19	(2.34)	(2.15)	(0.18)	(0.26)	(0.44)	9.66	(17.54)	25,613	0.13	0.13	1.82	22
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40	33,378	0.11	0.14	1.25	32
Year ended 12/31/20	12.03	0.19	1.15	1.34	(0.20)	(1.13)	(1.33)	12.04	11.97	29,097	0.08	0.15	1.65	88
Class R5
Year ended 12/31/24	10.62	0.31	0.60	0.91	(0.42)	—	(0.42)	11.11	8.58	333	0.12	0.12	2.80	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	1,340	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	9	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	11	0.00	0.03	1.36	32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04	11	0.00	0.07	1.73	88
Class R6
Year ended 12/31/24	10.62	0.32	0.60	0.92	(0.43)	—	(0.43)	11.11	8.66	2,701	0.05	0.05	2.87	42
Year ended 12/31/23	9.58	0.28	0.92	1.20	(0.16)	—	(0.16)	10.62	12.49	2,597	0.05	0.05	2.74	28
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)	2,061	0.05	0.05	1.90	22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	2,767	0.00	0.03	1.36	32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04	2,147	(0.01)	0.06	1.74	88

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.50%, 0.51%, 0.52%, 0.52% and 0.58% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in connection with the acquisition of Invesco Moderate Allocation Fund into the Fund.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.24%, 0.24%
and 0.23% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(f)	Commencement date of May 15, 2020.
(g)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund is a “fund of funds”, in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC (“Invesco Capital”) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (“underlying funds”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
9
Invesco Select Risk: Moderate Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
10
Invesco Select Risk: Moderate Investor Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $1,938 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets
11
Invesco Select Risk: Moderate Investor Fund

may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37%, 0.22%, 0.22% and 0.22%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2026. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $183,242 in front-end sales commissions from the sale of Class A shares and $35,826 and $8,211 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
12
Invesco Select Risk: Moderate Investor Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,785,558,006	$—	$—	$1,785,558,006
Money Market Funds	5,262,234	316,257	—	5,578,491
Total Investments	$1,790,820,240	$316,257	$—	$1,791,136,497
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $99,628.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$60,018,859	$18,952,904

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$15,430,596
Undistributed long-term capital gain	19,076,641
Net unrealized appreciation — investments	161,843,105
Temporary book/tax differences	(151,338)
Shares of beneficial interest	1,594,240,697
Total net assets	$1,790,439,701
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $753,020,213 and $830,873,562, respectively. As of December 31, 2024, the aggregate cost of
13
Invesco Select Risk: Moderate Investor Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$215,427,826
Aggregate unrealized (depreciation) of investments	(53,584,721)
Net unrealized appreciation of investments	$161,843,105
Cost of investments for tax purposes is $1,629,293,392.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on December 31, 2024, undistributed net investment income was increased by $729,541 and undistributed net realized gain was decreased by $729,541. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	11,984,685	$133,616,073	13,845,828	$139,590,709
Class C	2,066,888	22,310,891	2,465,145	24,102,433
Class R	2,212,025	24,311,484	2,665,399	26,639,301
Class S	29,474	327,203	43,110	435,105
Class Y	675,272	7,596,473	614,955	6,242,017
Class R5	4,471	49,226	123,759	1,259,179
Class R6	19,242	217,408	57,524	573,092
Issued as reinvestment of dividends:
Class A	4,328,961	48,008,192	1,512,911	15,855,299
Class C	333,352	3,600,204	58,782	599,747
Class R	446,885	4,911,275	123,672	1,284,947
Class S	57,567	638,457	23,025	241,067
Class Y	74,435	832,931	28,330	299,452
Class R5	1,063	11,791	1,802	18,867
Class R6	9,132	101,279	3,459	36,246
Automatic conversion of Class C shares to Class A shares:
Class A	1,680,153	18,710,995	1,926,023	19,347,050
Class C	(1,730,808)	(18,710,995)	(1,983,167)	(19,347,050)
Reacquired:
Class A	(24,329,805)	(271,020,473)	(25,456,902)	(256,655,189)
Class C	(3,113,805)	(33,737,692)	(3,237,552)	(31,611,057)
Class R	(2,495,219)	(27,490,570)	(3,044,673)	(30,312,503)
Class S	(311,946)	(3,483,432)	(283,024)	(2,865,146)
Class Y	(747,916)	(8,439,864)	(956,146)	(9,739,128)
Class R5	(101,750)	(1,110,674)	(234)	(2,362)
Class R6	(29,687)	(339,325)	(31,696)	(323,618)
Net increase (decrease) in share activity	(8,937,331)	$(99,089,143)	(11,499,670)	$(114,331,542)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

14
Invesco Select Risk: Moderate Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderate Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderate Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Select Risk: Moderate Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	27.32%
Corporate Dividends Received Deduction*	17.66%
U.S. Treasury Obligations*	12.24%
Qualified Business Income*	1.37%
Business Interest Income*	53.08%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco Select Risk: Moderate Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Select Risk: Moderate Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
O-OPSMI-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Select Risk: Moderately Conservative Investor Fund
Nasdaq:
A: CAAMX ■ C: CACMX ■ R: CMARX ■ S: CMASX ■ Y: CAAYX ■ R5: CMAIX ■ R6: CNSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
December 31, 2024
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Alternative Funds–4.93%
Invesco Global Real Estate Income Fund, Class R6(b)	2.43%	$7,370,255	$401,079	$(782,761)	$(416,946)	$(2,286)	$277,285	834,311	$6,582,713
Invesco Macro Allocation Strategy Fund, Class R6	2.50%	6,621,188	911,635	(316,703)	(434,385)	(21,545)	573,285	965,741	6,760,190
Total Alternative Funds		13,991,443	1,312,714	(1,099,464)	(851,331)	(23,831)	850,570		13,342,903
Domestic Equity Funds–23.80%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.78%	9,391,528	290,395	(3,885,497)	1,390,515	615,199	—	218,111	7,511,745
Invesco Main Street Small Cap Fund, Class R6	2.70%	6,990,576	1,206,197	(1,489,094)	336,804	676,011	17,760	327,102	7,307,452
Invesco NASDAQ 100 ETF	5.01%	5,013,559	10,186,332	(4,225,829)	2,189,233	411,361	74,789	64,503	13,574,656
Invesco Russell 1000® Dynamic Multifactor ETF	6.83%	16,448,167	3,565,504	(2,519,403)	810,153	194,842	235,170	341,126	18,499,263
Invesco S&P 500® Low Volatility ETF	—	11,093,953	—	(11,412,551)	(928,152)	1,246,750	44,340	—	—
Invesco S&P 500® Pure Growth ETF	—	5,669,566	—	(6,318,956)	(1,905,562)	2,554,952	—	—	—
Invesco S&P 500® Pure Value ETF	4.24%	6,534,635	6,371,120	(2,516,574)	805,612	285,512	270,773	127,262	11,480,305
Invesco Value Opportunities Fund, Class R6	2.24%	—	6,836,834	(1,648,707)	617,177	661,373	40,065	276,723	6,060,239
Total Domestic Equity Funds		61,141,984	28,456,382	(34,016,611)	3,315,780	6,646,000	682,897		64,433,660
Fixed Income Funds–59.33%
Invesco Core Bond Fund, Class R6	26.06%	—	77,709,916	(7,071,314)	(141,764)	64,238	2,667,608	12,622,733	70,561,076
Invesco Core Plus Bond Fund, Class R6	12.74%	26,906,496	11,567,894	(3,654,123)	125,379	(467,683)	1,621,529	3,784,628	34,477,963
Invesco Emerging Markets Sovereign Debt ETF	1.50%	—	4,306,279	(140,585)	(112,512)	1,315	227,987	204,566	4,054,497
Invesco Equal Weight 0-30 Year Treasury ETF	6.88%	32,853,428	661,632	(13,216,869)	1,905,251	(3,566,689)	732,403	689,484	18,636,753
Invesco Floating Rate ESG Fund, Class R6(b)	3.22%	14,096,391	915,602	(6,155,912)	(111,702)	12,967	877,322	1,305,253	8,719,093
Invesco High Yield Fund, Class R6	3.17%	23,154,552	808,443	(15,407,120)	(383,638)	415,494	808,414	2,425,913	8,587,731
Invesco Income Fund, Class R6	—	2,818,841	36,975	(2,859,853)	190,194	(186,157)	36,975	—	—
Invesco International Bond Fund, Class R6(b)	—	18,452,930	191,168	(18,270,053)	(624,787)	437,381	4,528	—	—
Invesco Senior Floating Rate Fund, Class R6(b)	—	2,059,259	41,403	(2,110,077)	(62,930)	78,408	35,339	—	—
Invesco Taxable Municipal Bond ETF	—	22,945,646	—	(22,519,125)	3,437,857	(3,864,378)	139,729	—	—
Invesco Variable Rate Investment Grade ETF	5.76%	20,447,468	405,936	(5,368,310)	54,451	53,530	996,652	620,867	15,593,075
Total Fixed Income Funds		163,735,011	96,645,248	(96,773,341)	4,275,799	(7,021,574)	8,148,486		160,630,188
International and Global Equity Funds–11.16%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.77%	4,177,015	32,376	(2,099,594)	(129,027)	93,237	32,376	63,757	2,074,007
Invesco Developing Markets Fund, Class R6	0.61%	4,212,237	6,897	(2,578,739)	735,402	(713,872)	6,897	43,689	1,661,925
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	1.54%	3,566,857	838,145	(254,155)	21,598	2,987	147,051	87,188	4,175,432
Invesco Global Fund, Class R6	3.57%	11,418,427	1,005,131	(3,467,555)	667,077	1,031,626	—	99,996	9,649,575
Invesco Global Infrastructure Fund, Class R6	0.96%	2,816,735	75,212	(472,244)	129,969	60,634	67,434	213,147	2,602,528
Invesco International Developed Dynamic Multifactor ETF	1.29%	—	3,951,342	(167,402)	(292,982)	1,035	125,599	148,722	3,491,993
Invesco International Small-Mid Company Fund, Class R6	1.81%	2,894,987	2,934,675	(83,393)	(825,312)	388,394	91,902	135,194	4,910,254
Invesco Oppenheimer International Growth Fund, Class R6	0.61%	2,923,616	175,240	(1,318,877)	(212,465)	242,395	11,731	52,233	1,646,400
Invesco S&P Emerging Markets Low Volatility ETF	—	6,255,136	—	(6,223,863)	221,824	(253,097)	40,260	—	—
Invesco S&P International Developed Low Volatility ETF	—	2,834,888	—	(2,836,878)	15,095	(13,105)	—	—	—
Total International and Global Equity Funds		41,099,898	9,019,018	(19,502,700)	331,179	840,234	523,250		30,212,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 12/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/24	Value 12/31/24
Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(c)	0.29%	$488,701	$20,465,953	$(20,166,267)	$—	$—	$22,753	788,387	$788,387
Invesco Liquid Assets Portfolio, Institutional Class(b)	—	341,764	10,424,142	(10,765,713)	(14)	158	9,764	—	—
Invesco Treasury Portfolio, Institutional Class, 4.38%(c)	0.54%	558,515	28,094,390	(27,196,261)	—	—	31,797	1,456,644	1,456,644
Total Money Market Funds		1,388,980	58,984,485	(58,128,241)	(14)	158	64,314		2,245,031
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $258,808,363)	100.05%	281,357,316	194,417,847	(209,520,357)	7,071,413	440,987	10,269,517		270,863,896

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.50%(c)(d)	—	132,837	1,675,234	(1,808,071)	—	—	1,827 (e)	—	—
Invesco Private Prime Fund, 4.53%(c)(d)	—	341,585	4,305,666	(4,649,776)	(106)	2,631	4,890 (e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	474,422	5,980,900	(6,457,847)	(106)	2,631	6,717		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $258,808,363)	100.05%	$281,831,738	$200,398,747	$(215,978,204)	$7,071,307	$443,618 (f)	$10,276,234		$270,863,896
OTHER ASSETS LESS LIABILITIES	(0.05)%								(134,856)
NET ASSETS	100.00%								$270,729,040
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(e)
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Discovery Mid Cap Growth Fund	$290,395
Invesco Global Fund	1,005,131
Invesco Global Infrastructure Fund	7,778
Invesco International Small-Mid Company Fund	399,097
Invesco Main Street Small Cap Fund	413,042
Invesco Oppenheimer International Growth Fund	163,509
Invesco Value Opportunities Fund	406,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in affiliated underlying funds, at value (Cost $258,808,363)	$270,863,896
Cash	7,677
Receivable for:
Fund shares sold	45,205
Dividends - affiliated underlying funds	583,754
Investment for trustee deferred compensation and retirement plans	58,707
Other assets	41,733
Total assets	271,600,972
Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	578,994
Fund shares reacquired	53,451
Accrued fees to affiliates	134,844
Accrued other operating expenses	41,020
Trustee deferred compensation and retirement plans	63,623
Total liabilities	871,932
Net assets applicable to shares outstanding	$270,729,040
Net assets consist of:
Shares of beneficial interest	$274,971,020
Distributable earnings (loss)	(4,241,980)
$270,729,040
Net Assets:
Class A	$234,439,657
Class C	$14,659,724
Class R	$12,792,808
Class S	$1,500,359
Class Y	$6,669,210
Class R5	$89,390
Class R6	$577,892
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	22,061,152
Class C	1,396,490
Class R	1,209,228
Class S	141,010
Class Y	628,759
Class R5	8,374
Class R6	54,152
Class A:
Net asset value per share	$10.63
Maximum offering price per share (Net asset value of $10.63 ÷ 94.50%)	$11.25
Class C:
Net asset value and offering price per share	$10.50
Class R:
Net asset value and offering price per share	$10.58
Class S:
Net asset value and offering price per share	$10.64
Class Y:
Net asset value and offering price per share	$10.61
Class R5:
Net asset value and offering price per share	$10.67
Class R6:
Net asset value and offering price per share	$10.67
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $1,216)	$10,270,733
Interest	1,325
Total investment income	10,272,058
Expenses:
Administrative services fees	39,451
Custodian fees	2,590
Distribution fees:
Class A	602,158
Class C	148,455
Class R	58,833
Class S	2,306
Transfer agent fees — A, C, R, S and Y	325,778
Transfer agent fees — R5	79
Transfer agent fees — R6	48
Trustees’ and officers’ fees and benefits	24,822
Registration and filing fees	98,937
Reports to shareholders	43,525
Professional services fees	46,206
Other	13,844
Total expenses	1,407,032
Less: Expense offset arrangement(s)	(10,392)
Net expenses	1,396,640
Net investment income	8,875,418
Realized and unrealized gain from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(2,241,772)
Capital gain distributions from affiliated underlying fund shares	2,685,390
443,618
Change in net unrealized appreciation of affiliated underlying fund shares	7,071,307
Net realized and unrealized gain	7,514,925
Net increase in net assets resulting from operations	$16,390,343
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$8,875,418	$8,495,322
Net realized gain (loss)	443,618	(8,713,867)
Change in net unrealized appreciation	7,071,307	26,743,235
Net increase in net assets resulting from operations	16,390,343	26,524,690
Distributions to shareholders from distributable earnings:
Class A	(5,851,776)	(4,400,538)
Class C	(248,248)	(158,742)
Class R	(259,245)	(151,500)
Class S	(39,007)	(29,365)
Class Y	(183,640)	(189,563)
Class R5	(2,346)	(1,818)
Class R6	(9,264)	(4,844)
Total distributions from distributable earnings	(6,593,526)	(4,936,370)
Share transactions–net:
Class A	(21,642,595)	(19,758,294)
Class C	(745,160)	(2,326,801)
Class R	2,093,974	620,476
Class S	(126,278)	(111,802)
Class Y	(461,291)	(11,650,725)
Class R5	9,585	(24,880)
Class R6	338,106	178,985
Net increase (decrease) in net assets resulting from share transactions	(20,533,659)	(33,073,041)
Net increase (decrease) in net assets	(10,736,842)	(11,484,721)
Net assets:
Beginning of year	281,465,882	292,950,603
End of year	$270,729,040	$281,465,882
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (e)
Class A
Year ended 12/31/24	$10.26	$0.34	$0.29	$0.63	$(0.26)	$—	$—	$(0.26)	$10.63	6.17%	$234,440	0.47%	0.47%	3.25%	49%
Year ended 12/31/23	9.51	0.29	0.64	0.93	(0.18)	—	—	(0.18)	10.26	9.84	247,519	0.45	0.45	2.99	31
Year ended 12/31/22	11.93	0.19	(2.18)	(1.99)	(0.18)	(0.24)	(0.01)	(0.43)	9.51	(16.69)	248,677	0.44	0.44	1.83	29
Year ended 12/31/21	11.69	0.15	0.69	0.84	(0.23)	(0.37)	—	(0.60)	11.93	7.26	331,992	0.44	0.44	1.25	28
Year ended 12/31/20	11.47	0.20	0.94	1.14	(0.27)	(0.65)	—	(0.92)	11.69	10.23	300,116	0.47	0.47	1.81	86
Class C
Year ended 12/31/24	10.13	0.26	0.29	0.55	(0.18)	—	—	(0.18)	10.50	5.42	14,660	1.22	1.22	2.50	49
Year ended 12/31/23	9.40	0.22	0.61	0.83	(0.10)	—	—	(0.10)	10.13	8.89	14,878	1.20	1.20	2.24	31
Year ended 12/31/22	11.79	0.11	(2.15)	(2.04)	(0.11)	(0.24)	—	(0.35)	9.40	(17.29)	16,084	1.19	1.19	1.08	29
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	—	(0.50)	11.79	6.53	24,758	1.19	1.19	0.50	28
Year ended 12/31/20	11.34	0.12	0.92	1.04	(0.18)	(0.65)	—	(0.83)	11.55	9.40	27,569	1.22	1.22	1.06	86
Class R
Year ended 12/31/24	10.21	0.32	0.28	0.60	(0.23)	—	—	(0.23)	10.58	5.92	12,793	0.72	0.72	3.00	49
Year ended 12/31/23	9.47	0.27	0.62	0.89	(0.15)	—	—	(0.15)	10.21	9.49	10,302	0.70	0.70	2.74	31
Year ended 12/31/22	11.88	0.16	(2.16)	(2.00)	(0.16)	(0.24)	(0.01)	(0.41)	9.47	(16.90)	8,955	0.69	0.69	1.58	29
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	—	(0.57)	11.88	7.02	10,020	0.69	0.69	1.00	28
Year ended 12/31/20	11.42	0.18	0.93	1.11	(0.24)	(0.65)	—	(0.89)	11.64	9.99	7,877	0.72	0.72	1.56	86
Class S
Year ended 12/31/24	10.27	0.35	0.29	0.64	(0.27)	—	—	(0.27)	10.64	6.27	1,500	0.37	0.37	3.35	49
Year ended 12/31/23	9.52	0.30	0.64	0.94	(0.19)	—	—	(0.19)	10.27	9.94	1,574	0.35	0.35	3.09	31
Year ended 12/31/22	11.95	0.20	(2.19)	(1.99)	(0.19)	(0.24)	(0.01)	(0.44)	9.52	(16.66)	1,567	0.34	0.34	1.93	29
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	—	(0.61)	11.95	7.46	2,009	0.34	0.34	1.35	28
Year ended 12/31/20	11.48	0.22	0.93	1.15	(0.28)	(0.65)	—	(0.93)	11.70	10.33	2,012	0.37	0.37	1.91	86
Class Y
Year ended 12/31/24	10.24	0.37	0.29	0.66	(0.29)	—	—	(0.29)	10.61	6.44	6,669	0.22	0.22	3.50	49
Year ended 12/31/23	9.50	0.32	0.62	0.94	(0.20)	—	—	(0.20)	10.24	10.01	6,879	0.20	0.20	3.24	31
Year ended 12/31/22	11.92	0.21	(2.17)	(1.96)	(0.21)	(0.24)	(0.01)	(0.46)	9.50	(16.49)	17,526	0.19	0.19	2.08	29
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	—	(0.63)	11.92	7.63	12,372	0.19	0.19	1.50	28
Year ended 12/31/20	11.45	0.23	0.93	1.16	(0.29)	(0.65)	—	(0.94)	11.67	10.52	10,363	0.22	0.22	2.06	86
Class R5
Year ended 12/31/24	10.31	0.37	0.28	0.65	(0.29)	—	—	(0.29)	10.67	6.35	89	0.19	0.19	3.53	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	77	0.12	0.12	3.32	31
Year ended 12/31/22	11.99	0.22	(2.18)	(1.96)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.40)	96	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	—	(0.63)	11.99	7.65	109	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	—	(0.95)	11.74	10.51	11	0.19	0.19	2.09	86
Class R6
Year ended 12/31/24	10.31	0.38	0.28	0.66	(0.30)	—	—	(0.30)	10.67	6.42	578	0.12	0.12	3.60	49
Year ended 12/31/23	9.56	0.33	0.63	0.96	(0.21)	—	—	(0.21)	10.31	10.16	237	0.12	0.12	3.32	31
Year ended 12/31/22	11.98	0.22	(2.17)	(1.95)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.33)	46	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	—	(0.63)	11.98	7.56	41	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	—	(0.95)	11.74	10.51	12	0.19	0.19	2.09	86

(a)	Calculated using average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.48%, 0.49%, 0.49%, 0.49% and 0.51% for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
The Fund is a "fund of funds", in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the "Adviser" or "Invesco") and exchange-traded funds ("ETFs") and other pooled investment vehicles advised by Invesco Capital Management LLC ("Invesco Capital") or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers ("underlying funds"). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval or notice to shareholders. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
8
Invesco Select Risk: Moderately Conservative Investor Fund

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.
Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
9
Invesco Select Risk: Moderately Conservative Investor Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.
J.
Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
10
Invesco Select Risk: Moderately Conservative Investor Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $27,481 in front-end sales commissions from the sale of Class A shares and $9,967 and $2,031 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $10,392.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$6,593,526	$4,936,370

*	Includes short-term capital gain distributions, if any.

11
Invesco Select Risk: Moderately Conservative Investor Fund

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$5,848,155
Net unrealized appreciation — investments	5,550,697
Temporary book/tax differences	(40,167)
Capital loss carryforward	(15,600,665)
Shares of beneficial interest	274,971,020
Total net assets	$270,729,040
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$716,247	$14,884,418	$15,600,665
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $135,433,362 and $151,392,116, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,227,778
Aggregate unrealized (depreciation) of investments	(8,677,081)
Net unrealized appreciation of investments	$5,550,697
Cost of investments for tax purposes is $265,313,199.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions, on December 31, 2024, undistributed net investment income was increased by $66,813 and undistributed net realized gain (loss) was decreased by $66,813. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,652,557	$27,996,926	3,243,634	$31,941,105
Class C	443,386	4,613,532	287,710	2,816,004
Class R	511,900	5,392,703	329,535	3,238,466
Class S	787	8,200	1,650	16,200
Class Y	132,320	1,391,532	123,013	1,199,540
Class R5	744	7,854	702	6,962
Class R6	43,238	468,475	34,674	341,799
Issued as reinvestment of dividends:
Class A	507,247	5,380,465	409,203	4,035,436
Class C	22,792	238,960	15,486	151,223
Class R	24,490	259,009	15,383	151,221
Class S	3,673	39,007	2,973	29,365
Class Y	15,865	168,045	17,906	175,351
Class R5	194	2,069	164	1,618
Class R6	592	6,302	290	2,861
12
Invesco Select Risk: Moderately Conservative Investor Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	190,243	$2,013,104	151,132	$1,483,872
Class C	(192,727)	(2,013,104)	(153,112)	(1,483,872)
Reacquired:
Class A	(5,415,677)	(57,033,090)	(5,820,296)	(57,218,707)
Class C	(345,073)	(3,584,548)	(393,666)	(3,810,156)
Class R	(335,819)	(3,557,738)	(281,974)	(2,769,211)
Class S	(16,680)	(173,485)	(15,933)	(157,367)
Class Y	(191,194)	(2,020,868)	(1,314,819)	(13,025,616)
Class R5	(32)	(338)	(3,463)	(33,460)
Class R6	(12,711)	(136,671)	(16,713)	(165,675)
Net increase (decrease) in share activity	(1,959,885)	$(20,533,659)	(3,366,521)	$(33,073,041)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Select Risk: Moderately Conservative Investor Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderately Conservative Investor Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderately Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Select Risk: Moderately Conservative Investor Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	16.09%
Corporate Dividends Received Deduction*	10.44%
U.S. Treasury Obligations*	26.04%
Qualified Business Income*	1.09%
Business Interest Income*	67.51%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Select Risk: Moderately Conservative Investor Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Select Risk: Moderately Conservative Investor Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
CAL-NCSR

Annual Financial Statements and Other Information
December 31, 2024
Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ■ C: GTSDX ■ R: GTSRX ■ Y: GTSYX ■ Investor: GTSIX ■ R5: GTSVX ■ R6: GTSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.17%
Aerospace & Defense–1.13%
Loar Holdings, Inc.(b)(c)	75,772	$5,600,309
Moog, Inc., Class A	85,768	16,882,573
		22,482,882
Apparel Retail–0.91%
Boot Barn Holdings, Inc.(b)(c)	119,733	18,177,864
Application Software–12.10%
ACI Worldwide, Inc.(b)	309,700	16,076,527
Agilysys, Inc.(b)	120,658	15,891,865
BILL Holdings, Inc.(b)	241,857	20,487,706
Braze, Inc., Class A(b)(c)	384,590	16,106,629
Cellebrite DI Ltd. (Israel)(b)	269,922	5,946,382
Clearwater Analytics Holdings, Inc., Class A(b)	618,628	17,024,643
Descartes Systems Group, Inc. (The) (Canada)(b)	143,809	16,336,702
Intapp, Inc.(b)(c)	298,420	19,125,738
nCino, Inc.(b)(c)	529,505	17,780,778
Pegasystems, Inc.	279,289	26,029,735
Procore Technologies, Inc.(b)	246,280	18,453,760
Q2 Holdings, Inc.(b)	294,399	29,631,259
ServiceTitan, Inc.(b)(c)	29,564	3,041,249
Workiva, Inc.(b)	172,291	18,865,865
		240,798,838
Asset Management & Custody Banks–2.03%
Hamilton Lane, Inc., Class A	137,113	20,299,579
StepStone Group, Inc., Class A	348,027	20,143,803
		40,443,382
Automotive Parts & Equipment–0.96%
Modine Manufacturing Co.(b)	164,578	19,079,528
Automotive Retail–0.84%
Murphy USA, Inc.	33,108	16,611,939
Biotechnology–5.78%
ADMA Biologics, Inc.(b)	1,020,081	17,494,389
Ascendis Pharma A/S, ADR (Denmark)(b)	98,705	13,588,717
Blueprint Medicines Corp.(b)	134,976	11,772,607
Madrigal Pharmaceuticals, Inc.(b)(c)	41,998	12,959,323
Twist Bioscience Corp.(b)	444,604	20,660,748
Vaxcyte, Inc.(b)	173,989	14,242,740
Vericel Corp.(b)(c)	327,021	17,956,723
Viking Therapeutics, Inc.(b)(c)	156,502	6,297,640
		114,972,887
Broadline Retail–0.90%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	162,331	17,812,581
Building Products–3.04%
AAON, Inc.	249,358	29,344,449
AZEK Co., Inc. (The)(b)	331,017	15,713,377
Zurn Elkay Water Solutions Corp.(c)	413,536	15,424,893
		60,482,719
Shares		Value
Cargo Ground Transportation–0.98%
Saia, Inc.(b)(c)	42,677	$19,449,189
Commercial & Residential Mortgage Finance–0.95%
PennyMac Financial Services, Inc.	184,931	18,888,852
Communications Equipment–1.40%
Harmonic, Inc.(b)	721,219	9,541,727
Lumentum Holdings, Inc.(b)	218,901	18,376,739
		27,918,466
Construction & Engineering–3.92%
Comfort Systems USA, Inc.	43,586	18,483,079
Construction Partners, Inc., Class A(b)	255,871	22,634,349
Everus Construction Group, Inc.(b)	259,300	17,048,975
Sterling Infrastructure, Inc.(b)	118,258	19,920,560
		78,086,963
Construction Machinery & Heavy Transportation Equipment– 1.01%
Federal Signal Corp.(c)	217,633	20,107,113
Construction Materials–1.03%
Eagle Materials, Inc.	83,197	20,529,692
Education Services–1.64%
Bright Horizons Family Solutions, Inc.(b)(c)	148,423	16,452,689
Stride, Inc.(b)(c)	155,790	16,191,255
		32,643,944
Electrical Components & Equipment–1.72%
Hammond Power Solutions Inc. (Canada)	151,487	13,494,668
nVent Electric PLC	303,341	20,675,722
		34,170,390
Electronic Components–1.43%
Coherent Corp.(b)	300,383	28,455,282
Electronic Equipment & Instruments–1.49%
Itron, Inc.(b)	146,339	15,889,489
PAR Technology Corp.(b)(c)	190,603	13,851,120
		29,740,609
Electronic Manufacturing Services–1.40%
Celestica, Inc. (Canada)(b)	191,249	17,652,283
Fabrinet (Thailand)(b)	46,011	10,116,898
		27,769,181
Environmental & Facilities Services–1.33%
Clean Harbors, Inc.(b)	115,291	26,533,071
Financial Exchanges & Data–1.41%
TMX Group Ltd. (Canada)	911,323	28,072,895
Food Retail–0.78%
Maplebear, Inc.(b)	373,240	15,459,601
Health Care Equipment–3.28%
Glaukos Corp.(b)	173,657	26,038,131
Inspire Medical Systems, Inc.(b)(c)	66,223	12,276,420
Integer Holdings Corp.(b)(c)	139,060	18,428,231
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
TransMedics Group, Inc.(b)(c)	137,720	$8,586,842
		65,329,624
Health Care Facilities–2.58%
Encompass Health Corp.	231,995	21,424,738
PACS Group, Inc.(b)	369,662	4,846,269
Tenet Healthcare Corp.(b)	197,888	24,979,402
		51,250,409
Health Care Supplies–2.42%
Lantheus Holdings, Inc.(b)(c)	201,378	18,015,276
Merit Medical Systems, Inc.(b)	187,996	18,182,973
UFP Technologies, Inc.(b)(c)	49,040	11,990,770
		48,189,019
Homebuilding–0.97%
Cavco Industries, Inc.(b)(c)	43,427	19,378,430
Homefurnishing Retail–0.77%
RH(b)(c)	38,838	15,286,248
Hotels, Resorts & Cruise Lines–1.33%
Travel + Leisure Co.	186,758	9,421,941
Wyndham Hotels & Resorts, Inc.	168,724	17,005,692
		26,427,633
Household Appliances–0.69%
SharkNinja, Inc.(b)(c)	140,786	13,706,925
Independent Power Producers & Energy Traders–1.34%
Talen Energy Corp.(b)	132,730	26,741,113
Industrial Machinery & Supplies & Components–2.72%
Enpro, Inc.	101,417	17,489,362
ESAB Corp.	144,201	17,295,468
RBC Bearings, Inc.(b)(c)	64,581	19,318,760
		54,103,590
Industrial REITs–1.28%
EastGroup Properties, Inc.	75,136	12,058,576
Terreno Realty Corp.(c)	226,963	13,422,592
		25,481,168
Internet Services & Infrastructure–0.73%
DigitalOcean Holdings, Inc.(b)(c)	424,443	14,460,773
Investment Banking & Brokerage–2.50%
Jefferies Financial Group, Inc.	366,730	28,751,632
Piper Sandler Cos.	69,789	20,933,211
		49,684,843
Life Sciences Tools & Services–2.40%
BioLife Solutions, Inc.(b)(c)	672,525	17,458,749
Bio-Techne Corp.	221,649	15,965,377
Repligen Corp.(b)	100,033	14,398,750
		47,822,876
Managed Health Care–0.88%
HealthEquity, Inc.(b)	182,069	17,469,521
Oil & Gas Equipment & Services–1.38%
TechnipFMC PLC (United Kingdom)	650,708	18,831,490
Shares		Value
Oil & Gas Equipment & Services–(continued)
Weatherford International PLC	121,286	$8,687,716
		27,519,206
Oil & Gas Exploration & Production–1.14%
Permian Resources Corp.	820,492	11,798,675
Range Resources Corp.	300,506	10,812,206
		22,610,881
Packaged Foods & Meats–2.30%
Freshpet, Inc.(b)	165,280	24,479,621
Post Holdings, Inc.(b)	186,743	21,374,604
		45,854,225
Personal Care Products–0.88%
BellRing Brands, Inc.(b)	232,980	17,552,713
Pharmaceuticals–2.14%
Intra-Cellular Therapies, Inc.(b)	243,579	20,343,718
Prestige Consumer Healthcare, Inc.(b)	284,318	22,202,393
		42,546,111
Regional Banks–1.89%
Bancorp, Inc. (The)(b)(c)	333,049	17,528,369
Western Alliance Bancorporation(c)	241,501	20,174,993
		37,703,362
Research & Consulting Services–0.83%
CBIZ, Inc.(b)	202,063	16,534,815
Restaurants–3.18%
Shake Shack, Inc., Class A(b)	173,559	22,527,958
Sweetgreen, Inc., Class A(b)(c)	433,920	13,911,475
Texas Roadhouse, Inc.	88,146	15,904,183
Wingstop, Inc.	38,732	11,007,635
		63,351,251
Semiconductors–4.81%
Astera Labs, Inc.(b)	290,452	38,470,367
Impinj, Inc.(b)(c)	34,162	4,962,372
MACOM Technology Solutions Holdings, Inc.(b)	178,230	23,153,859
SiTime Corp.(b)	96,268	20,652,374
Tower Semiconductor Ltd. (Israel)(b)	163,046	8,398,500
		95,637,472
Specialty Chemicals–1.13%
Element Solutions, Inc.	883,369	22,464,074
Steel–1.79%
ATI, Inc.(b)	300,052	16,514,862
Carpenter Technology Corp.	111,955	18,999,883
		35,514,745
Systems Software–2.42%
CyberArk Software Ltd.(b)	52,309	17,426,743
OneStream, Inc.(b)(c)	155,574	4,436,971
SentinelOne, Inc., Class A(b)	659,563	14,642,299
Varonis Systems, Inc.(b)(c)	263,008	11,685,445
		48,191,458
Trading Companies & Distributors–2.21%
Applied Industrial Technologies, Inc.	74,360	17,806,989
FTAI Aviation Ltd.	141,972	20,449,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Small Cap Growth Fund

Shares		Value
Trading Companies & Distributors–(continued)
SiteOne Landscape Supply, Inc.(b)(c)	43,742	$5,763,883
		44,020,519
Total Common Stocks & Other Equity Interests (Cost $1,463,793,108)		1,953,520,872
Money Market Funds–1.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	13,607,249	13,607,249
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	25,257,479	25,257,479
Total Money Market Funds (Cost $38,864,728)		38,864,728
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $1,502,657,836)		1,992,385,600
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.13%
Invesco Private Government Fund, 4.50%(d)(e)(f)	50,491,549	$50,491,549
Invesco Private Prime Fund, 4.53%(d)(e)(f)	131,117,351	131,156,686
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,648,235)		181,648,235
TOTAL INVESTMENTS IN SECURITIES–109.25% (Cost $1,684,306,071)		2,174,033,835
OTHER ASSETS LESS LIABILITIES—(9.25)%		(184,103,426)
NET ASSETS–100.00%		$1,989,930,409
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,080,260	$191,368,623	$(185,841,635)	$-	$1	$13,607,249	$504,038
Invesco Liquid Assets Portfolio, Institutional Class	5,170,627	84,451,437	(89,619,454)	(757)	(1,853)	-	230,710
Invesco Treasury Portfolio, Institutional Class	9,234,584	281,745,596	(265,722,701)	(1)	1	25,257,479	704,100
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	82,748,554	639,928,938	(672,185,943)	-	-	50,491,549	3,879,185*
Invesco Private Prime Fund	217,800,370	1,385,361,061	(1,471,932,870)	(77,940)	6,065	131,156,686	10,423,781*
Total	$323,034,395	$2,582,855,655	$(2,685,302,603)	$(78,698)	$4,214	$220,512,963	$15,741,814

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Small Cap Growth Fund

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $1,463,793,108)*	$1,953,520,872
Investments in affiliated money market funds, at value (Cost $220,512,963)	220,512,963
Cash	3,807
Foreign currencies, at value (Cost $24,902)	24,935
Receivable for:
Fund shares sold	565,814
Dividends	458,154
Investment for trustee deferred compensation and retirement plans	405,112
Other assets	58,700
Total assets	2,175,550,357
Liabilities:
Payable for:
Fund shares reacquired	2,535,686
Collateral upon return of securities loaned	181,648,235
Accrued fees to affiliates	815,497
Accrued other operating expenses	188,609
Trustee deferred compensation and retirement plans	431,921
Total liabilities	185,619,948
Net assets applicable to shares outstanding	$1,989,930,409
Net assets consist of:
Shares of beneficial interest	$1,532,480,155
Distributable earnings	457,450,254
$1,989,930,409
Net Assets:
Class A	$507,532,047
Class C	$5,141,161
Class R	$52,480,721
Class Y	$111,479,946
Investor Class	$154,279,919
Class R5	$599,327,648
Class R6	$559,688,967
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,162,736
Class C	561,442
Class R	2,139,945
Class Y	3,467,057
Investor Class	4,706,742
Class R5	15,607,100
Class R6	14,349,304
Class A:
Net asset value per share	$29.57
Maximum offering price per share (Net asset value of $29.57 ÷ 94.50%)	$31.29
Class C:
Net asset value and offering price per share	$9.16
Class R:
Net asset value and offering price per share	$24.52
Class Y:
Net asset value and offering price per share	$32.15
Investor Class:
Net asset value and offering price per share	$32.78
Class R5:
Net asset value and offering price per share	$38.40
Class R6:
Net asset value and offering price per share	$39.00

*	At December 31, 2024, securities with an aggregate value of $172,078,188 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Small Cap Growth Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $82,644)	$8,382,456
Dividends from affiliated money market funds (includes net securities lending income of $328,973)	1,767,821
Total investment income	10,150,277
Expenses:
Advisory fees	14,098,522
Administrative services fees	285,442
Custodian fees	56,512
Distribution fees:
Class A	1,287,322
Class C	52,263
Class R	274,023
Investor Class	341,549
Transfer agent fees — A, C, R, Y and Investor	1,646,270
Transfer agent fees — R5	567,155
Transfer agent fees — R6	171,031
Trustees’ and officers’ fees and benefits	42,522
Registration and filing fees	121,948
Reports to shareholders	216,604
Professional services fees	79,629
Other	44,055
Total expenses	19,284,847
Less: Fees waived and/or expense offset arrangement(s)	(27,225)
Net expenses	19,257,622
Net investment income (loss)	(9,107,345)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	252,321,518
Affiliated investment securities	4,214
Foreign currencies	(1,928)
252,323,804
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	67,249,272
Affiliated investment securities	(78,698)
Foreign currencies	25
67,170,599
Net realized and unrealized gain	319,494,403
Net increase in net assets resulting from operations	$310,387,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Small Cap Growth Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(9,107,345)	$(7,360,010)
Net realized gain (loss)	252,323,804	(36,400,870)
Change in net unrealized appreciation	67,170,599	307,076,077
Net increase in net assets resulting from operations	310,387,058	263,315,197
Share transactions–net:
Class A	(79,666,284)	(92,788,145)
Class C	(1,632,267)	(1,896,204)
Class R	(12,548,962)	(13,105,477)
Class Y	(27,606,027)	(22,169,159)
Investor Class	(19,144,652)	(11,731,226)
Class R5	(145,526,573)	(173,390,368)
Class R6	(131,868,797)	(128,163,919)
Net increase (decrease) in net assets resulting from share transactions	(417,993,562)	(443,244,498)
Net increase (decrease) in net assets	(107,606,504)	(179,929,301)
Net assets:
Beginning of year	2,097,536,913	2,277,466,214
End of year	$1,989,930,409	$2,097,536,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Small Cap Growth Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 12/31/24	$25.45	$(0.19)	$4.31	$4.12	$—	$29.57	16.19%	$507,532	1.17%	1.17%	(0.68)%	55%
Year ended 12/31/23	22.59	(0.14)	3.00	2.86	—	25.45	12.66	510,293	1.17	1.17	(0.58)	55
Year ended 12/31/22	36.33	(0.14)	(12.79)	(12.93)	(0.81)	22.59	(35.60)	541,922	1.16	1.16	(0.54)	44
Year ended 12/31/21	47.78	(0.43)	3.12	2.69	(14.14)	36.33	7.33	988,307	1.14	1.14	(0.86)	35
Year ended 12/31/20	35.35	(0.35)	19.40	19.05	(6.62)	47.78	57.00	1,047,921	1.15	1.15	(0.90)	51
Class C
Year ended 12/31/24	7.94	(0.12)	1.34	1.22	—	9.16	15.37 (d)	5,141	1.84 (d)	1.84 (d)	(1.35)(d)	55
Year ended 12/31/23	7.09	(0.09)	0.94	0.85	—	7.94	11.99 (d)	5,930	1.87 (d)	1.87 (d)	(1.28)(d)	55
Year ended 12/31/22	12.36	(0.11)	(4.35)	(4.46)	(0.81)	7.09	(36.10)	7,123	1.91	1.91	(1.29)	44
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	(14.14)	12.36	6.55 (d)	15,850	1.86 (d)	1.86 (d)	(1.58)(d)	35
Year ended 12/31/20	21.39	(0.38)	11.24	10.86	(6.62)	25.63	55.86 (d)	21,567	1.87 (d)	1.87 (d)	(1.62)(d)	51
Class R
Year ended 12/31/24	21.16	(0.21)	3.57	3.36	—	24.52	15.88	52,481	1.42	1.42	(0.93)	55
Year ended 12/31/23	18.82	(0.16)	2.50	2.34	—	21.16	12.43	56,945	1.42	1.42	(0.83)	55
Year ended 12/31/22	30.57	(0.17)	(10.77)	(10.94)	(0.81)	18.82	(35.79)	63,161	1.41	1.41	(0.79)	44
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	(14.14)	30.57	7.07	112,217	1.39	1.39	(1.11)	35
Year ended 12/31/20	32.08	(0.39)	17.45	17.06	(6.62)	42.52	56.59	137,020	1.40	1.40	(1.15)	51
Class Y
Year ended 12/31/24	27.60	(0.13)	4.68	4.55	—	32.15	16.49	111,480	0.92	0.92	(0.43)	55
Year ended 12/31/23	24.44	(0.08)	3.24	3.16	—	27.60	12.93	122,467	0.92	0.92	(0.33)	55
Year ended 12/31/22	39.11	(0.08)	(13.78)	(13.86)	(0.81)	24.44	(35.44)	129,518	0.91	0.91	(0.29)	44
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	(14.14)	39.11	7.61	274,782	0.89	0.89	(0.61)	35
Year ended 12/31/20	36.83	(0.26)	20.29	20.03	(6.62)	50.24	57.38	301,301	0.90	0.90	(0.65)	51
Investor Class
Year ended 12/31/24	28.20	(0.20)	4.78	4.58	—	32.78	16.24 (e)	154,280	1.14 (e)	1.14 (e)	(0.65)(e)	55
Year ended 12/31/23	25.01	(0.13)	3.32	3.19	—	28.20	12.75 (e)	150,258	1.10 (e)	1.10 (e)	(0.51)(e)	55
Year ended 12/31/22	40.08	(0.14)	(14.12)	(14.26)	(0.81)	25.01	(35.58)(e)	144,075	1.13 (e)	1.13 (e)	(0.51)(e)	44
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	(14.14)	40.08	7.41 (e)	246,961	1.05 (e)	1.05 (e)	(0.77)(e)	35
Year ended 12/31/20	37.52	(0.33)	20.67	20.34	(6.62)	51.24	57.11 (e)	249,837	1.07 (e)	1.07 (e)	(0.82)(e)	51
Class R5
Year ended 12/31/24	32.93	(0.12)	5.59	5.47	—	38.40	16.61	599,328	0.82	0.82	(0.33)	55
Year ended 12/31/23	29.12	(0.07)	3.88	3.81	—	32.93	13.08	648,606	0.82	0.82	(0.23)	55
Year ended 12/31/22	46.32	(0.06)	(16.33)	(16.39)	(0.81)	29.12	(35.39)	737,830	0.81	0.81	(0.19)	44
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	(14.14)	46.32	7.71	1,445,168	0.79	0.79	(0.51)	35
Year ended 12/31/20	41.01	(0.24)	22.74	22.50	(6.62)	56.89	57.56	1,564,134	0.80	0.80	(0.55)	51
Class R6
Year ended 12/31/24	33.43	(0.10)	5.67	5.57	—	39.00	16.66	559,689	0.76	0.76	(0.27)	55
Year ended 12/31/23	29.54	(0.05)	3.94	3.89	—	33.43	13.17	603,038	0.75	0.75	(0.16)	55
Year ended 12/31/22	46.94	(0.04)	(16.55)	(16.59)	(0.81)	29.54	(35.35)	653,838	0.74	0.74	(0.12)	44
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	(14.14)	46.94	7.80	948,527	0.70	0.70	(0.42)	35
Year ended 12/31/20	41.31	(0.20)	22.93	22.73	(6.62)	57.42	57.70	836,400	0.71	0.71	(0.46)	51

(a)	Based on average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.92%, 0.95%, 0.97% and 0.97% for
Class C for the years ended December 31, 2024, 2023, 2021 and 2020, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.22%, 0.18%, 0.22%, 0.16% and
0.17% for Investor Class for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Small Cap Growth Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund’s shares are offered on a limited basis to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Small Cap Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Small Cap Growth Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $20,265 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $26,809.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2024, IDI advised the Fund that IDI retained $21,557 in front-end sales commissions from the sale of Class A shares and $69 and $165 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended December 31, 2024, the Fund incurred $144,079 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
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Invesco Small Cap Growth Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,953,520,872	$—	$—	$1,953,520,872
Money Market Funds	38,864,728	181,648,235	—	220,512,963
Total Investments	$1,992,385,600	$181,648,235	$—	$2,174,033,835
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended December 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $416.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Components of Net Assets at Period-End:
2024
Net unrealized appreciation — investments	$483,720,989
Net unrealized appreciation — foreign currencies	33
Temporary book/tax differences	(254,756)
Capital loss carryforward	(26,016,012)
Shares of beneficial interest	1,532,480,155
Total net assets	$1,989,930,409
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
12
Invesco Small Cap Growth Fund

The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$26,016,012	$—	$26,016,012
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $1,110,798,770 and $1,570,944,256, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$535,454,818
Aggregate unrealized (depreciation) of investments	(51,733,829)
Net unrealized appreciation of investments	$483,720,989
Cost of investments for tax purposes is $1,690,312,846.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $3,309,206, undistributed net realized gain (loss) was decreased by $132,813 and shares of beneficial interest was decreased by $3,176,393. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,285,869	$35,974,233	1,531,454	$36,428,116
Class C	56,077	482,603	72,420	535,940
Class R	331,697	7,664,175	500,902	9,928,986
Class Y	931,467	28,995,514	772,919	19,989,087
Investor Class	460,107	14,361,746	532,424	13,615,192
Class R5	1,449,705	52,474,115	2,391,052	74,060,100
Class R6	2,833,674	104,677,241	3,300,593	103,322,109
Automatic conversion of Class C shares to Class A shares:
Class A	29,792	837,407	48,728	1,142,325
Class C	(95,839)	(837,407)	(155,695)	(1,142,325)
Reacquired:
Class A	(4,204,748)	(116,477,924)	(5,522,074)	(130,358,586)
Class C	(146,021)	(1,277,463)	(173,803)	(1,289,819)
Class R	(883,222)	(20,213,137)	(1,164,588)	(23,034,463)
Class Y	(1,901,340)	(56,601,541)	(1,636,219)	(42,158,246)
Investor Class	(1,081,760)	(33,506,398)	(964,994)	(25,346,418)
Class R5	(5,539,214)	(198,000,688)	(8,029,163)	(247,450,468)
Class R6	(6,524,303)	(236,546,038)	(7,393,052)	(231,486,028)
Net increase (decrease) in share activity	(12,998,059)	$(417,993,562)	(15,889,096)	$(443,244,498)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Small Cap Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Small Cap Growth Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 20, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Small Cap Growth Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Small Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Small Cap Growth Fund

SEC file number(s): 811-02699 and 002-57526
Invesco Distributors, Inc.
SCG-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Growth Series (Invesco Growth Series)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: February 28, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:February 28, 2025